UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08200

Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

(Address of principal executive offices) (Zip code)

Michael D. Mulcahy, President

Bridgeway Funds, Inc.

5615 Kirby Drive, Suite 518

Houston, Texas 77005-2448

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Bridgeway Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 99.16%
Aerospace & Defense - 2.93%
	Huntington Ingalls Industries, Inc.*	2,900	$ 120,350
	L-3 Communications Holdings, Inc.	12,900	1,010,199
	Northrop Grumman Corp.	17,400	1,091,154
	Raytheon Co.	22,500	1,144,575

			3,366,278

Airlines - 1.14%
	US Airways Group, Inc.*+	150,800	1,313,468

Auto Components - 5.15%
	BorgWarner, Inc.*	19,400	1,545,986
	Magna International, Inc.	24,800	1,188,168
	Tenneco, Inc.*	27,900	1,184,355
	TRW Automotive Holdings Corp.*	36,200	1,993,896

			5,912,405

Beverages - 2.85%
	Brown-Forman Corp., Class B	15,300	1,044,990
	Coca-Cola Enterprises, Inc.	43,300	1,182,090
	Dr. Pepper Snapple Group, Inc.	28,000	1,040,480

			3,267,560

Chemicals - 3.29%
	Sherwin-Williams Co. (The)	13,300	1,117,067
	Westlake Chemical Corp.	47,300	2,658,260

			3,775,327

Commercial Banks - 3.44%
	KeyCorp	64,200	570,096
	Lloyds Banking Group PLC - ADR*	286,800	1,061,160
	M&T Bank Corp.	14,200	1,256,274
	Royal Bank of Scotland Group PLC - Sponsored ADR*+	80,200	1,057,036

			3,944,566

Communications Equipment - 3.20%
	Alcatel-Lucent - Sponsored ADR*	196,800	1,143,408
	F5 Networks, Inc.*	15,300	1,569,321
	JDS Uniphase Corp.*	46,000	958,640

			3,671,369

Computers & Peripherals - 0.98%
	Lexmark International, Inc., Class A*	30,200	1,118,608

Industry	Company	Shares	Value

Construction & Engineering - 0.99%
	MasTec, Inc.*	54,500	$1,133,600

Consumer Finance - 1.09%
	Credit Acceptance Corp.*	17,700	1,255,992

Diversified Consumer Services - 0.28%
	Corinthian Colleges, Inc.*+	71,500	316,030

Diversified Telecommunication Services - 1.02%
	Vonage Holdings Corp.*	255,500	1,165,080

Electronic Equipment, Instruments & Components - 3.45%
	Arrow Electronics, Inc.*	33,600	1,407,168
	Tech Data Corp.*	24,400	1,240,984
	Vishay Intertechnology, Inc.*	73,900	1,310,986

			3,959,138

Energy Equipment & Services - 7.92%
	Halliburton Co.	30,000	1,495,200
	ION Geophysical Corp.*	192,600	2,444,094
	Nabors Industries, Ltd.*	39,700	1,206,086
	Newpark Resources, Inc.*	121,800	957,348
	RPC, Inc.+	118,050	2,989,026

			9,091,754

Food & Staples Retailing - 1.87%
	Safeway, Inc.	49,200	1,158,168
	Wal-Mart Stores, Inc.	19,000	988,950

			2,147,118

Health Care Equipment & Supplies - 1.11%
	CR Bard, Inc.	12,800	1,271,168

Health Care Providers & Services - 2.16%
	Health Management Associates, Inc., Class A*	125,000	1,362,500
	Quest Diagnostics, Inc.	19,300	1,113,996

			2,476,496

Hotels, Restaurants & Leisure - 0.82%
	Las Vegas Sands Corp.*	22,300	941,506

Household Products - 0.94%
	Procter & Gamble Co. (The)	17,500	1,078,000

Insurance - 2.85%
	American International Group, Inc.*+	26,600	934,724
	RLI Corp.	20,500	1,181,825
	Travelers Cos., Inc. (The)	19,400	1,153,912

			3,270,461

www.bridgeway.com	1

Bridgeway Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Internet & Catalog Retail - 3.06%
	Netflix, Inc.*	8,400	$1,993,572
	priceline.com, Inc.*	3,000	1,519,320

			3,512,892

Internet Software & Services - 0.75%
	Akamai Technologies, Inc.*	22,600	858,800

IT Services - 1.11%
	International Business Machines Corp.	7,800	1,271,946

Leisure Equipment & Products - 1.21%
	Polaris Industries, Inc.	16,000	1,392,320

Life Sciences Tools & Services - 1.00%
	Illumina, Inc.*	16,300	1,142,141

Machinery - 6.15%
	CNH Global N.V.*	31,100	1,509,905
	Cummins, Inc.	9,800	1,074,276
	NACCO Industries, Inc., Class A	10,900	1,206,303
	Sauer-Danfoss, Inc.*	34,500	1,757,085
	Tata Motors, Ltd. -
	Sponsored ADR	54,400	1,511,776

			7,059,345

Marine - 0.00%
	Kirby Corp.*	20	1,146

Media - 3.21%
	CBS Corp., Class B Non-Voting	51,800	1,297,072
	Sinclair Broadcast Group, Inc., Class A	190,600	2,390,124

			3,687,196

Metals & Mining - 3.26%
	Silver Wheaton Corp.	40,000	1,734,400
	Silvercorp Metals, Inc.	137,900	2,009,203

			3,743,603

Multiline Retail - 1.35%
	Dillard’s, Inc., Class A+	38,600	1,548,632
	Oil, Gas & Consumable Fuels - 6.57%
	Chevron Corp.	11,500	1,235,445
	Comstock Resources, Inc.*	36,800	1,138,592
	ConocoPhillips	15,600	1,245,816
	Exxon Mobil Corp.	16,700	1,404,971
	Hess Corp.	14,100	1,201,461

Industry	Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
	International Coal Group, Inc.*	116,100	$1,311,930

			7,538,215

Paper & Forest Products - 2.32%
	Domtar Corp.	15,900	1,459,302
	MeadWestvaco Corp.	39,600	1,201,068

			2,660,370

Pharmaceuticals - 1.91%
	Bristol-Myers Squibb Co.	39,900	1,054,557
	Medicines Co. (The)*	69,600	1,133,784

			2,188,341

Real Estate Investment Trusts (REITs) - 2.87%
	BioMed Realty Trust, Inc.	64,700	1,230,594
	Newcastle Investment Corp.*	147,500	890,900
	Weingarten Realty Investors	46,600	1,167,796

			3,289,290

Road & Rail - 1.34%
	Amerco, Inc.*	15,800	1,532,600

Semiconductors & Semiconductor Equipment - 6.77%
	ARM Holdings PLC -
	Sponsored ADR	91,400	2,574,738
	Atmel Corp.*	118,100	1,609,703
	Cirrus Logic, Inc.*	63,000	1,324,890
	Fairchild Semiconductor International, Inc.*	60,200	1,095,640
	Micron Technology, Inc.*	101,000	1,157,460

			7,762,431

Software - 0.84%
	VMware, Inc., Class A*	11,800	962,172

Specialty Retail - 1.83%
	Pier 1 Imports, Inc.*#	207,400	2,105,110

Textiles, Apparel & Luxury Goods - 3.56%
	Deckers Outdoor Corp.*	13,500	1,163,025
	Fossil, Inc.*	19,000	1,779,350
	Timberland Co. (The), Class A*	27,800	1,147,862

			4,090,237

Trading Companies & Distributors - 2.57%
	United Rentals, Inc.*	56,000	1,863,680

2	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (continued)
	W.W. Grainger, Inc.	7,900	$1,087,672

			2,951,352

TOTAL COMMON STOCKS - 99.16%			113,774,063

(Cost $91,246,107)

		Number of Contracts	Value
CALL OPTIONS PURCHASED - 0.07%
	Alcatel-Lucent - Sponsored ADR
	Expiring September, 2011 at $5.00	620	77,500

TOTAL CALL OPTIONS PURCHASED — 0.07%			77,500

(Premiums received $71,517)

TOTAL INVESTMENTS - 99.23%			$113,851,563
(Cost $91,317,624)
Other Assets in Excess of Liabilities - 0.77%			887,607

NET ASSETS - 100.00%			$114,739,170

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $2,105,110.
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $8,250,821 at March 31, 2011.

ADR - American Depositary Receipt

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$113,774,063	$ —	$—	$113,774,063
Purchased Options	77,500	—	—	77,500

TOTAL	$113,851,563	$ —	$—	$113,851,563

Other Financial Instruments**
Swaps	$ —	$3,508	$—	$3,508

TOTAL	$ —	$3,508	$—	$3,508

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	3

Bridgeway Aggressive Investors 2 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 99.17%
Aerospace & Defense - 2.24%
	Huntington Ingalls Industries, Inc.*	7,267	$ 301,567
	L-3 Communications Holdings, Inc.	30,000	2,349,300
	Northrop Grumman Corp.	43,600	2,734,156

			5,385,023

Airlines - 1.65%
	US Airways Group, Inc.*+	454,400	3,957,824

Auto Components - 6.43%
	BorgWarner, Inc.*	47,100	3,753,399
	Magna International, Inc.	72,200	3,459,102
	Tenneco, Inc.*	63,000	2,674,350
	TRW Automotive Holdings Corp.*	101,100	5,568,588

			15,455,439

Beverages - 3.20%
	Brown-Forman Corp., Class B	37,700	2,574,910
	Coca-Cola Enterprises, Inc.	95,500	2,607,150
	Dr. Pepper Snapple Group, Inc.	67,800	2,519,448

			7,701,508

Chemicals - 3.38%
	Sherwin-Williams Co. (The)	29,100	2,444,109
	Westlake Chemical Corp.#	101,000	5,676,200

			8,120,309

Commercial Banks - 3.66%
	KeyCorp	135,700	1,205,016
	Lloyds Banking Group PLC - ADR*+	702,400	2,598,880
	M&T Bank Corp.+	30,100	2,662,947
	Royal Bank of Scotland Group PLC - Sponsored ADR*+	176,500	2,326,270

			8,793,113

Communications Equipment - 3.09%
	Alcatel-Lucent - Sponsored ADR*	416,900	2,422,189
	F5 Networks, Inc.*	28,300	2,902,731
	JDS Uniphase Corp.*	101,000	2,104,840

			7,429,760

Computers & Peripherals - 0.96%
	Lexmark International, Inc., Class A*	62,400	2,311,296

Industry	Company	Shares	Value

Consumer Finance - 1.31%
	Capital One Financial Corp.	60,600	$ 3,148,776

Diversified Consumer Services - 0.35%
	Corinthian Colleges, Inc.*+	192,800	852,176

Diversified Telecommunication Services - 1.06%
	Vonage Holdings Corp.*	559,700	2,552,232

Electronic Equipment, Instruments & Components - 3.72%
	Arrow Electronics, Inc.*	76,000	3,182,880
	Tech Data Corp.*	52,800	2,685,408
	Vishay Intertechnology, Inc.*	172,800	3,065,472

			8,933,760

Energy Equipment & Services - 6.71%
	Halliburton Co.	74,700	3,723,048
	ION Geophysical Corp.*	425,600	5,400,864
	Newpark Resources, Inc.*	335,900	2,640,174
	RPC, Inc.+	172,200	4,360,104

			16,124,190

Food & Staples Retailing - 1.01%
	Safeway, Inc.	103,700	2,441,098

Health Care Equipment & Supplies - 1.19%
	CR Bard, Inc.	28,800	2,860,128

Health Care Providers & Services - 3.90%
	AmerisourceBergen Corp.	92,700	3,667,212
	Health Management
	Associates, Inc., Class A*	281,700	3,070,530
	Quest Diagnostics, Inc.	45,500	2,626,260

			9,364,002

Hotels, Restaurants & Leisure - 0.88%
	Las Vegas Sands Corp.*	50,000	2,111,000

Household Products - 0.98%
	Procter & Gamble Co. (The)	38,200	2,353,120

Insurance - 3.10%
	American International Group, Inc.*+	60,000	2,108,400
	RLI Corp.+	45,500	2,623,075
	Travelers Cos., Inc. (The)	45,600	2,712,288

			7,443,763

Internet & Catalog Retail - 2.70%
	Netflix, Inc.*	27,300	6,479,109

Internet Software & Services - 1.16%
	Akamai Technologies, Inc.*	73,500	2,793,000

4	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Aggressive Investors 2 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
IT Services - 1.14%
	International Business Machines Corp.	16,800	$ 2,739,576

Leisure Equipment & Products - 1.47%
	Polaris Industries, Inc.	40,500	3,524,310

Machinery - 6.19%
	CNH Global N.V.*	70,900	3,442,195
	Cummins, Inc.	22,600	2,477,412
	Sauer-Danfoss, Inc.*	79,000	4,023,470
	Tata Motors, Ltd. - Sponsored ADR	178,000	4,946,620

			14,889,697

Media - 1.19%
	CBS Corp., Class B Non-Voting	114,200	2,859,568

Metals & Mining - 3.42%
	Silver Wheaton Corp.	109,900	4,765,264
	Silvercorp Metals, Inc.	236,400	3,444,348

			8,209,612

Multiline Retail - 1.27%
	Dillard’s, Inc., Class A+	76,100	3,053,132

Oil, Gas & Consumable Fuels - 5.98%
	Chevron Corp.	26,000	2,793,180
	Comstock Resources, Inc.*	93,900	2,905,266
	Exxon Mobil Corp.	36,900	3,104,397
	Hess Corp.	30,500	2,598,905
	International Coal Group, Inc.*	262,000	2,960,600

			14,362,348

Paper & Forest Products - 3.00%
	Domtar Corp.	45,000	4,130,100
	MeadWestvaco Corp.	101,600	3,081,528

			7,211,628

Pharmaceuticals - 2.55%
	Bristol-Myers Squibb Co.	140,200	3,705,486
	Medicines Co. (The)*	149,200	2,430,468

			6,135,954

Real Estate Investment Trusts (REITs) - 2.98%
	BioMed Realty Trust, Inc.	156,400	2,974,728

Industry	Company	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
	Newcastle Investment Corp.*	276,411	$ 1,669,522
	Weingarten Realty Investors	100,700	2,523,542

			7,167,792

Semiconductors & Semiconductor Equipment - 7.37%
	ARM Holdings PLC - Sponsored ADR+	147,700	4,160,709
	Atmel Corp.*	309,400	4,217,122
	Cirrus Logic, Inc.*	204,100	4,292,223
	Fairchild Semiconductor
	International, Inc.*	133,500	2,429,700
	Micron Technology, Inc.*	228,500	2,618,610

			17,718,364

Specialty Retail - 3.46%
	Pier 1 Imports, Inc.*	504,600	5,121,690
	Ross Stores, Inc.	44,800	3,186,176

			8,307,866

Textiles, Apparel & Luxury Goods - 3.54%
	Deckers Outdoor Corp.*	30,700	2,644,805
	Fossil, Inc.*	36,700	3,436,955
	Timberland Co. (The), Class
	A*	59,000	2,436,110

			8,517,870

Trading Companies & Distributors - 2.93%
	United Rentals, Inc.*	137,000	4,559,360
	W.W. Grainger, Inc.	18,000	2,478,240

			7,037,600

TOTAL COMMON STOCKS - 99.17%			238,345,943

(Cost $191,042,113)

		Number of Contracts	Value
CALL OPTIONS PURCHASED - 0.09%
	Alcatel-Lucent - Sponsored ADR
	Expiring June, 2011 at $5.00	2,100	216,300

TOTAL CALL OPTIONS PURCHASED —0.09%			216,300

(Premiums received $200,235)

www.bridgeway.com	5

Bridgeway Aggressive Investors 2 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.13%
BlackRock FedFund	0.01%	307,139	$307,139

TOTAL MONEY MARKET FUND - 0.13%			307,139

(Cost $307,139)

TOTAL INVESTMENTS - 99.39%			$238,869,382
(Cost $191,549,487)
Other Assets in Excess of Liabilities - 0.61%			1,477,248

NET ASSETS - 100.00%			$240,346,630

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $1,124,000.
^	Rate disclosed as of March 31, 2011.
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $22,137,957 at March 31, 2011.

ADR - American Depositary Receipt

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$238,345,943	$ —	$—	$238,345,943
Purchased Options	216,300	—	—	216,300
Money Market Fund	—	307,139	—	307,139

TOTAL	$238,562,243	$307,139	$—	$238,869,382

Other Financial Instruments**
Swaps	$—	$ 11,314	$—	$11,314

TOTAL	$—	$ 11,314	$—	$11,314

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

6	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 99.07%
Aerospace & Defense - 0.99%
	Astronics Corp.*	40,000	$1,006,800

Air Freight & Logistics - 1.37%
	Park-Ohio Holdings Corp.*	67,700	1,398,682

Airlines - 0.45%
	Republic Airways Holdings, Inc.*	71,900	462,317

Auto Components - 2.10%
	Motorcar Parts of America, Inc.*	90,900	1,270,782
	Spartan Motors, Inc.	127,000	871,220

			2,142,002

Beverages - 0.73%
	Craft Brewers Alliance, Inc.*	82,000	747,020

Capital Markets - 3.80%
	Arlington Asset Investment Corp., Class A	43,600	1,327,184
	Calamos Asset Management, Inc., Class A	41,700	691,803
	Ladenburg Thalmann
	Financial Services, Inc.*	353,500	406,525
	Triangle Capital Corp.+	25,871	467,230
	Virtus Investment Partners, Inc.*	16,794	989,503

			3,882,245

Chemicals - 0.14%
	Arabian American
	Development Co.*	30,000	127,200
	Core Molding Technologies, Inc.*	2,500	19,000

			146,200

Commercial Banks - 5.14%
	Bancorp, Inc.*	72,000	664,560
	CoBiz Financial, Inc.+	100,000	695,000
	Enterprise Financial Services Corp.	2,100	29,547
	Farmers Capital Bank Corp.*	20,000	150,600
	Fidelity Southern Corp.*+	20,402	163,216
	Financial Institutions, Inc.	20,000	350,000
	First Community Bancshares, Inc.	30,400	431,072
	Macatawa Bank Corp.*	33,900	84,411
	Merchants Bancshares, Inc.	14,300	378,664
	MetroCorp Bancshares, Inc.*	16,000	106,400

Industry	Company	Shares	Value

Commercial Banks (continued)
	MidWestOne Financial Group, Inc.	45,000	$ 667,800
	NewBridge Bancorp*	18,900	94,122
	Penns Woods Bancorp, Inc.	5,500	214,115
	Trico Bancshares	22,000	358,820
	West Coast Bancorp*	250,000	867,500

			5,255,827

Commercial Services & Supplies - 1.29%
	A.T. Cross Co., Class A*	15,000	159,900
	Casella Waste Systems, Inc., Class A*	107,700	772,209
	Intersections, Inc.	31,100	385,640

			1,317,749

Communications Equipment - 3.42%
	Anaren, Inc.*	51,000	1,025,100
	China GrenTech Corp. Ltd. - ADR*	40,000	134,400
	Emcore Corp.*+	323,000	833,340
	Westell Technologies, Inc., Class A*	305,600	1,069,600
	ZST Digital Networks, Inc.*+	74,100	434,967

			3,497,407

Construction & Engineering - 1.09%
	Furmanite Corp.*	70,000	560,000
	Sterling Construction Co., Inc.*	33,100	558,728

			1,118,728

Construction Materials - 1.38%
	Headwaters, Inc.*	239,600	1,413,640

Consumer Finance - 0.68%
	CompuCredit Holdings Corp.*+	65,000	427,050
	Nicholas Financial, Inc.*	12,100	147,499
	White River Capital, Inc.	7,000	120,400

			694,949

Containers & Packaging - 1.91%
	AEP Industries, Inc.*	14,000	416,080
	UFP Technologies, Inc.*	89,000	1,532,580

			1,948,660

Diversified Consumer Services - 1.75%
	Collectors Universe	40,000	566,800
	CPI Corp.	33,500	754,085
	Mac-Gray Corp.	29,000	467,770

			1,788,655

www.bridgeway.com	7

Bridgeway Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services - 2.25%
	8X8, Inc.*	250,000	$ 702,500
	HickoryTech Corp.	32,800	298,152
	IDT Corp., Class B+	23,500	633,325
	SureWest Communications*	46,000	661,480

			2,295,457

Electrical Equipment - 2.01%
	Allied Motion Technologies, Inc.*	30,000	211,500
	Jinpan International Ltd.+	50,400	590,688
	Preformed Line Products Co.	13,000	899,210
	Ultralife Corp.*	70,200	355,212

			2,056,610

Electronic Equipment, Instruments & Components - 8.34%
	Advanced Photonix, Inc. - Class A*	200,000	402,000
	DDi Corp.	111,000	1,173,270
	Gerber Scientific, Inc.*	55,000	514,800
	GTSI Corp.*	35,000	160,650
	IEC Electronics Corp.*+	94,124	791,583
	Kemet Corp.*	58,033	860,629
	LeCroy Corp.*	76,000	1,016,120
	LGL Group, Inc.*	20,000	277,800
	Measurement Specialties, Inc.*	22,600	769,756
	PC Connection, Inc.*	27,100	240,106
	PC Mall, Inc.*	62,500	648,125
	Richardson Electronics, Ltd.	85,400	1,125,572
	SMTC Corp.*	136,000	397,120
	Wayside Technology Group, Inc.	10,500	143,955

			8,521,486

Energy Equipment & Services - 0.45%
	Mitcham Industries, Inc.*	33,800	461,370

Food & Staples Retailing - 0.54%
	Susser Holdings Corp.*	42,000	549,780

Food Products - 1.57%
	Coffee Holding Co., Inc.	15,900	92,856
	Feihe International, Inc.*+	30,000	258,300
	Inventure Foods, Inc.*	35,000	135,800
	SunOpta, Inc.*	150,000	1,113,000

			1,599,956

Industry	Company	Shares	Value

Health Care Equipment & Supplies - 1.46%
	Synergetics USA, Inc.*	171,300	$1,008,957
	Theragenics Corp.*	70,000	147,000
	Uroplasty, Inc.*	51,500	340,415

			1,496,372

Health Care Providers & Services - 7.81%
	Alliance HealthCare Services, Inc.*	125,000	552,500
	Continucare Corp.*	71,000	379,850
	Five Star Quality Care, Inc.*	188,900	1,535,757
	Medcath Corp.*	48,800	680,760
	Metropolitan Health Networks, Inc.*	224,300	1,060,939
	Providence Service Corp. (The)*	50,000	749,000
	RadNet, Inc.*	135,400	475,254
	Skilled Healthcare Group, Inc., Class A*	95,000	1,367,050
	U.S. Physical Therapy, Inc.	52,500	1,172,850

			7,973,960

Health Care Technology - 0.23%
	HealthStream, Inc.*	30,000	232,200

Hotels, Restaurants & Leisure - 2.84%
	Caribou Coffee Co., Inc.*	96,700	983,439
	Carrols Restaurant Group, Inc.*	100,000	927,000
	Einstein Noah Restaurant Group, Inc.	30,000	488,400
	Ruth’s Hospitality Group, Inc.*	96,800	499,488

			2,898,327

Household Durables - 1.87%
	Bassett Furniture Industries, Inc.*	20,000	157,000
	Kid Brands, Inc.*	55,200	405,720
	Lifetime Brands, Inc.*	59,400	891,000
	Sealy Corp.*	177,900	451,866

			1,905,586

Insurance - 2.03%
	American Safety Insurance Holdings, Ltd.*	23,600	505,748
	Meadowbrook Insurance Group, Inc.	83,000	859,050

8	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
	Universal Insurance Holdings, Inc.	130,000	$ 704,600

			2,069,398

Internet & Catalog Retail - 0.59%
	1-800-Flowers.com, Inc., Class A*	183,500	605,550

IT Services - 2.77%
	Ciber, Inc.*	122,000	817,400
	Dynamics Research Corp.*	19,000	310,650
	Hackett Group, Inc. (The)*	94,600	363,264
	MoneyGram International, Inc.*	390,500	1,339,415

			2,830,729

Leisure Equipment & Products - 0.20%
	Escalade, Inc.	17,900	100,061
	Johnson Outdoors, Inc., Class A*	6,600	100,254

			200,315

Life Sciences Tools & Services - 0.70%
	Cambrex Corp.*	70,000	385,000
	Harvard Bioscience, Inc.*	35,000	198,800
	VirtualScopics, Inc.*+	64,043	130,647

			714,447

Machinery - 4.50%
	Hardinge, Inc.	44,500	609,650
	Lydall, Inc.*	41,200	366,268
	MFRI, Inc.*	11,000	123,640
	Miller Industries, Inc.	50,000	812,000
	NN, Inc.*	146,900	2,682,394

			4,593,952

Marine - 1.08%
	International Shipholding Corp.	28,000	697,200
	Star Bulk Carriers Corp.+	170,000	408,000

			1,105,200

Media - 2.12%
	Fisher Communications, Inc.*	18,000	559,440
	Global Traffic Network, Inc.*	44,200	551,174
	Gray Television, Inc.*	250,000	517,500
	Nexstar Broadcasting Group, Inc., Class A*	27,800	241,026

Industry	Company	Shares	Value

Media (continued)
	Saga Communications, Inc., Class A*	3,800	$ 132,164
	Salem Communications Corp., Class A	44,897	168,364

			2,169,668

Metals & Mining - 1.91%
	Friedman Industries, Inc.	23,700	240,555
	Handy & Harman Ltd.*	55,000	661,100
	Universal Stainless & Alloy*	31,000	1,045,630

			1,947,285

Oil, Gas & Consumable Fuels - 2.48%
	Callon Petroleum Co.*	130,000	1,010,100
	Warren Resources, Inc.*	205,000	1,043,450
	Westmoreland Coal Co.*	32,500	476,125

			2,529,675

Paper & Forest Products - 1.62%
	Mercer International, Inc.*+	77,400	1,048,770
	Verso Paper Corp.*+	113,900	609,365

			1,658,135

Personal Products - 0.29%
	Nutraceutical International Corp.*	20,000	299,600

Pharmaceuticals - 2.03%
	ISTA Pharmaceuticals, Inc.*	158,500	1,605,605
	Jiangbo Pharmaceuticals, Inc.*+	45,000	197,100
	Tianyin Pharmaceutical Co., Inc.*	115,000	272,550

			2,075,255

Professional Services - 1.83%
	GP Strategies Corp.*	42,000	571,200
	National Technical Systems, Inc.	50,000	357,500
	On Assignment, Inc.*	100,000	946,000

			1,874,700

Real Estate Investment Trusts (REITs) - 5.30%
	Agree Realty Corp.+	26,160	587,292
	ARMOUR Residential REIT, Inc.	131,800	999,044
	Gramercy Capital Corp.*+	268,700	1,139,288
	MPG Office Trust, Inc.*+	283,700	1,052,527
	One Liberty Properties, Inc.	53,500	806,780

www.bridgeway.com	9

Bridgeway Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
	Winthrop Realty Trust	67,900	$ 831,775

			5,416,706
Road & Rail - 1.69%
	Covenant Transportation Group, Inc., Class A*	33,000	305,250
	Frozen Food Express Industries, Inc.*	35,900	124,214
	Quality Distribution, Inc.*	95,500	1,131,675
	USA Truck, Inc.*	12,500	162,500

			1,723,639
Semiconductors & Semiconductor Equipment - 3.46%
	Amtech Systems, Inc.*	47,500	1,198,900
	China Sunergy Co., Ltd. - ADR*+	233,400	961,608
	GSI Technology, Inc.*	40,000	363,600
	Photronics, Inc.*	112,200	1,006,434

			3,530,542
Software - 0.96%
	Bsquare Corp.*	53,600	382,704
	ePlus, Inc.*	16,800	447,048
	QAD, Inc., Class B*	15,000	154,500

			984,252
Specialty Retail - 4.18%
	Casual Male Retail Group, Inc.*	166,000	815,060
	Christopher & Banks Corp.	82,700	535,896
	Cost Plus, Inc.*#	122,100	1,199,022
	Destination Maternity Corp.	30,000	692,100
	TravelCenters of America LLC*	46,200	349,734
	Winmark Corp.	4,500	207,585
	Zale Corp.*	118,800	474,012

			4,273,409
Textiles, Apparel & Luxury Goods - 0.72%
	LJ International, Inc.*+	85,600	336,408
	Unifi, Inc.*	23,566	400,622

			737,030
Thrifts & Mortgage Finance - 2.43%
	BankFinancial Corp.	27,800	255,482
	ESSA Bancorp, Inc.	50,000	660,000
	First Financial Holdings, Inc.	477	5,395
	First Pactrust Bancorp, Inc.	25,100	399,341
	Meridian Interstate Bancorp, Inc.*	35,500	498,775
	Meta Financial Group, Inc.	2,700	44,523
	Timberland Bancorp, Inc.*	18,000	100,980

Industry	Company	Shares	Value

Thrifts & Mortgage Finance (continued)
	United Financial Bancorp, Inc.	31,200	$ 515,112

			2,479,608
Water Utilities - 0.57%
	Connecticut Water Service, Inc.	22,000	579,700

TOTAL COMMON STOCKS - 99.07%			101,210,780

(Cost $78,659,371)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.16%
BlackRock FedFund	0.01%	163,824	163,824

TOTAL MONEY MARKET FUND - 0.16%			163,824

(Cost $163,824)

TOTAL INVESTMENTS - 99.23%			101,374,604

(Cost $78,823,195)
Other Assets in Excess of Liabilities - 0.77%			789,483

NET ASSETS - 100.00%			$102,164,087

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $1,199,022.
^	Rate disclosed as of March 31, 2011.
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $6,105,312 at March 31, 2011.

ADR - American Depositary Receipt

LLC - Limited Liability Company

10	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2011are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$101,210,780	$—	$—	$101,210,780
Money Market Fund	—	163,824	—	163,824

TOTAL	$101,210,780	$163,824	$—	$101,374,604

Other Financial Instruments**
Swaps	$—	$6,218	$—	$6,218

TOTAL	$—	$6,218	$—	$6,218

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	11

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 98.32%
Aerospace & Defense - 1.01%
	Ascent Solar Technologies, Inc.*	149,991	$ 430,474
	Astronics Corp.*	22,700	571,359
	Ducommun, Inc.	19,100	456,490
	GenCorp, Inc.*	152,600	912,548
	Innovative Solutions & Support, Inc.*	63,454	371,206
	Kratos Defense & Security Solutions, Inc.*	48,600	692,064
	LMI Aerospace, Inc.*	21,000	424,410
	Sparton Corp.*	63,300	491,841

			4,350,392

Air Freight & Logistics - 0.50%
	Express-1 Expedited Solutions, Inc.*	91,200	193,344
	Pacer International, Inc.*	188,800	993,088
	Park-Ohio Holdings Corp.*	46,000	950,360

			2,136,792

Airlines - 0.22%
	Pinnacle Airlines Corp.*	86,100	495,075
	Republic Airways Holdings, Inc.*	67,700	435,311

			930,386

Auto Components - 1.33%
	Amerigon, Inc.*+	42,200	644,394
	Motorcar Parts of America, Inc.*	30,600	427,788
	Shiloh Industries, Inc.	39,600	462,528
	SORL Auto Parts, Inc.*+	54,700	331,482
	Spartan Motors, Inc.	382,600	2,624,636
	Strattec Security Corp.	24,100	807,591
	Wonder Auto Technology, Inc.*+	83,700	453,654

			5,752,073

Beverages - 0.34%
	Craft Brewers Alliance, Inc.*	89,100	811,701
	MGP Ingredients, Inc.	75,900	661,848

			1,473,549

Biotechnology - 6.23%
	Achillion Pharmaceuticals, Inc.*	134,500	961,675
	ADVENTRX Pharmaceuticals, Inc.*+	92,500	193,325
	Affymax, Inc.*	55,400	325,198
	Amicus Therapeutics, Inc.*	115,991	822,376
	Anadys Pharmaceuticals, Inc.*	180,982	209,939

Industry	Company	Shares	Value

Biotechnology (continued)
	Arena Pharmaceuticals, Inc.*+	352,800	$ 490,392
	ArQule, Inc.*	131,300	940,108
	Array Biopharma, Inc.*	160,100	489,906
	AVI BioPharma, Inc.*+	480,100	897,787
	BioCryst Pharmaceuticals, Inc.*	90,894	344,488
	BioSante Pharmaceuticals, Inc.*+	212,800	421,344
	BioSpecifics Technologies Corp.*	12,500	318,750
	Biotime, Inc.*+	71,800	534,910
	Celldex Therapeutics, Inc.*+	71,400	287,028
	Codexis, Inc.*	9,323	110,571
	Curis, Inc.*+	363,100	1,180,075
	Cyclacel Pharmaceuticals, Inc.*+	383,294	548,110
	Cytokinetics, Inc.*	228,249	340,091
	Cytori Therapeutics, Inc.*+	96,200	753,246
	Dusa Pharmaceuticals, Inc.*	181,000	941,200
	Dyax Corp.*	194,200	312,662
	GTx, Inc.*+	222,624	572,144
	Immunomedics, Inc.*	129,000	492,780
	Infinity Pharmaceuticals, Inc.*+	56,200	330,456
	Inovio Pharmaceuticals, Inc.*	251,600	276,760
	Ligand Pharmaceuticals, Inc., Class B*	57,133	571,330
	Maxygen, Inc.	49,850	259,220
	Myrexis, Inc.*	98,700	380,982
	Nabi Biopharmaceuticals*	115,900	673,379
	Nanosphere, Inc.*	71,000	230,750
	Neuralstem, Inc.*	5,671	10,208
	Neurocrine Biosciences, Inc.*	157,600	1,196,184
	Novavax, Inc.*	154,700	400,673
	Omeros Corp.*+	53,900	431,200
	Oncothyreon, Inc.*+	124,300	481,041
	Orexigen Therapeutics, Inc.*+	40,000	112,400
	Osiris Therapeutics, Inc.*+	52,000	377,520
	PharmAthene, Inc.*+	108,800	347,072
	Progenics Pharmaceuticals, Inc.*	72,400	447,432
	PROLOR Biotech, Inc.*+	75,700	450,415
	Repligen Corp.*	74,634	279,878
	Rexahn Pharmaceuticals, Inc.*+	216,500	255,470
	Sangamo Biosciences, Inc.*+	127,436	1,061,542
	Sciclone Pharmaceuticals, Inc.*	174,307	704,200

12	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
	Spectrum Pharmaceuticals, Inc.*	86,700	$770,763
	SuperGen, Inc.*	274,600	851,260
	Synta Pharmaceuticals Corp.*	142,500	749,550
	Transcept Pharmaceuticals, Inc.*	48,200	394,758
	Trimeris, Inc.*	143,000	358,930
	Vanda Pharmaceuticals, Inc.*	78,600	572,994
	Vical, Inc.*	233,900	692,344
	Zalicus, Inc.*+	313,021	757,511

			26,914,327

Building Products - 0.45%
	Builders FirstSource, Inc.*	238,300	676,772
	Insteel Industries, Inc.	34,000	480,760
	NCI Building Systems, Inc.*	36,800	466,256
	PGT, Inc.*	143,300	336,755

			1,960,543

Capital Markets - 3.37%
	Arlington Asset Investment Corp., Class A	38,700	1,178,028
	Calamos Asset Management, Inc., Class A	32,400	537,516
	Diamond Hill Investment Group, Inc.	5,600	448,000
	FBR Capital Markets Corp.*	107,900	386,282
	Gladstone Capital Corp.+	76,600	866,346
	Gladstone Investment Corp.	28,200	218,832
	Harris & Harris Group, Inc.*	127,900	688,102
	HFF, Inc., Class A*	56,300	846,752
	JMP Group, Inc.	81,100	698,271
	Ladenburg Thalmann Financial Services, Inc.*	493,000	566,950
	Main Street Capital Corp.+	50,000	922,500
	Medallion Financial Corp.	161,400	1,418,706
	NGP Capital Resources Co.	48,600	468,504
	PennantPark Investment Corp.	129,100	1,538,872
	TICC Capital Corp.	82,300	894,601
	TradeStation Group, Inc.*	114,174	801,501
	Triangle Capital Corp.+	57,212	1,033,249
	Westwood Holdings Group, Inc.	25,600	1,030,400

			14,543,412

Chemicals - 1.04%
	American Vanguard Corp.	75,100	651,868

Industry	Company	Shares	Value

Chemicals (continued)
	Chase Corp.	27,800	$513,188
	KMG Chemicals, Inc.	58,800	1,156,008
	Landec Corp.*	124,900	811,850
	Senomyx, Inc.*	49,300	297,772
	ShengdaTech, Inc.*Δ+	84,200	198,712
	Zagg, Inc.*+	114,300	858,393

			4,487,791

Commercial Banks - 10.30%
	1st United Bancorp, Inc.*+	160,100	1,123,902
	Alliance Financial Corp.+	25,000	833,750
	American National Bankshares, Inc.	20,700	465,957
	American River Bankshares*	37,800	252,882
	Ameris Bancorp*	88,600	900,176
	Bancorp Rhode Island, Inc.	35,400	1,092,798
	Bancorp, Inc.*	84,600	780,858
	BancTrust Financial Group, Inc.*+	69,000	169,740
	Bank of Commerce Holdings	81,100	343,864
	Banner Corp.	314,717	745,879
	Bar Harbor Bankshares	6,000	183,000
	Bridge Bancorp, Inc.	26,800	599,516
	Bryn Mawr Bank Corp.	41,724	858,263
	Camden National Corp.	18,100	619,744
	Capital City Bank Group, Inc.	60,500	767,140
	Center Bancorp, Inc.+	72,217	692,561
	Centerstate Banks, Inc.	78,300	548,100
	Century Bancorp, Inc., Class A	23,272	622,991
	Citizens Holding Co.+	20,670	442,338
	CNB Financial Corp.	40,800	592,008
	CoBiz Financial, Inc.+	155,800	1,082,810
	Eagle Bancorp, Inc.*	5,964	83,794
	Encore Bancshares, Inc.*	19,600	237,944
	Enterprise Financial Services Corp.	85,700	1,205,799
	Farmers Capital Bank Corp.*	67,149	505,632
	Financial Institutions, Inc.	66,487	1,163,522
	First Bancorp	38,900	515,814
	First Bancorp, Inc.+	33,300	507,825
	First California Financial Group, Inc.*	67,400	252,750
	First Community Bancshares, Inc.	27,400	388,532
	First Merchants Corp.	95,000	785,650
	First South Bancorp, Inc.	41,737	208,268

www.bridgeway.com	13

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
	German American Bancorp, Inc.	39,500	$ 679,005
	Green Bankshares, Inc.*+	45,900	128,061
	Guaranty Bancorp*	123,200	158,928
	Hampden Bancorp, Inc.	33,000	438,240
	Heritage Commerce Corp.*+	74,000	350,020
	Heritage Financial Corp.*	74,000	1,048,580
	Home Bancorp, Inc.*+	41,600	637,312
	Lakeland Bancorp, Inc.	97,860	1,015,787
	LNB Bancorp, Inc.	20,000	113,800
	Macatawa Bank Corp.*+	51,500	128,235
	MainSource Financial Group, Inc.	61,800	618,618
	Merchants Bancshares, Inc.	27,800	736,144
	Metro Bancorp, Inc.*	27,800	343,330
	MidSouth Bancorp, Inc.	46,900	678,174
	MidWestOne Financial Group, Inc.	50,300	746,452
	National Bankshares, Inc.+	14,300	413,270
	NewBridge Bancorp*	28,287	140,869
	Northrim BanCorp, Inc.	33,300	635,697
	Ohio Valley Banc Corp.	20,500	436,445
	Pacific Continental Corp.	105,100	1,070,969
	Peapack-Gladstone Financial Corp.	47,300	627,198
	Penns Woods Bancorp, Inc.	16,400	638,452
	Peoples Bancorp, Inc.	50,000	601,000
	Preferred Bank*	80,600	120,094
	QCR Holdings, Inc.	29,200	244,988
	Republic First Bancorp, Inc.*	76,300	212,877
	Sandy Spring Bancorp, Inc.	27,600	509,496
	Seacoast Banking Corp. of Florida*	250,100	395,158
	Shore Bancshares, Inc.	72,900	710,775
	Sierra Bancorp	78,600	878,748
	Southside Bancshares, Inc.	59,067	1,264,034
	Southwest Bancorp, Inc.*	47,000	666,930
	State Bancorp, Inc.	95,900	996,401
	Sterling Bancorp	22,000	220,220
	Suffolk Bancorp	16,500	346,170
	Sun Bancorp, Inc.*	30,895	107,515
	Taylor Capital Group, Inc.*+	48,300	507,633
	Tennessee Commerce Bancorp, Inc.*	40,800	200,328
	Tower Bancorp, Inc.	35,700	795,753
	Trico Bancshares	33,100	539,861
	United Community Banks, Inc.*+	446,300	1,057,731
	Virginia Commerce Bancorp, Inc.*	153,159	879,133

Industry	Company	Shares	Value

Commercial Banks (continued)
	Washington Banking Co.	51,700	$ 728,970
	West Bancorporation, Inc.	27,100	216,258
	West Coast Bancorp*	87,917	305,072
	Wilshire Bancorp, Inc.*+	92,200	451,780
	Yadkin Valley Financial Corp.*	64,200	153,438

			44,467,756

Commercial Services & Supplies - 1.90%
	Amrep Corp.*	14,500	141,375
	APAC Customer Services, Inc.*	265,500	1,595,655
	Casella Waste Systems, Inc., Class A*	81,800	586,506
	CECO Environmental Corp.*	61,600	364,672
	Courier Corp.	25,900	361,564
	Fuel Tech, Inc.*	62,700	558,030
	Heritage-Crystal Clean, Inc.*	18,100	257,925
	Intersections, Inc.	158,584	1,966,441
	M&F Worldwide Corp.*	19,798	497,326
	Metalico, Inc.*	110,800	689,176
	Multi-Color Corp.	35,400	715,434
	Standard Register Co. (The)	65,400	217,128
	Versar, Inc.*	81,100	264,386

			8,215,618

Communications Equipment - 3.10%
	BigBand Networks, Inc.*	197,100	502,605
	Cogo Group, Inc.*	228,100	1,840,767
	Communications Systems, Inc.	29,100	449,304
	Digi International, Inc.*	32,239	340,444
	Emcore Corp.*+	296,300	764,454
	Globecomm Systems, Inc.*	256,800	3,166,344
	KVH Industries, Inc.*	106,700	1,613,304
	Network Equipment Technologies, Inc.*	67,400	254,098
	Oplink Communications, Inc.*	92,100	1,795,029
	Opnext, Inc.*	281,000	682,830
	PC-Tel, Inc.*	30,900	237,003
	ShoreTel, Inc.*	59,000	485,570
	Telestone Technologies Corp.*+	50,400	336,672
	Westell Technologies, Inc., Class A*	171,200	599,200
	ZST Digital Networks, Inc.*+	55,600	326,372

			13,393,996

14	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Computers & Peripherals - 1.22%
	Concurrent Computer Corp.*	55,300	$ 351,708
	Cray, Inc.*	101,200	652,740
	Datalink Corp.*	54,800	350,720
	Dot Hill Systems Corp.*	526,600	1,490,278
	Hauppauge Digital, Inc.*+	85,200	169,548
	Hutchinson Technology, Inc.*	70,600	199,092
	Immersion Corp.*	104,100	795,324
	TransAct Technologies, Inc.*	105,800	1,264,310

			5,273,720

Construction & Engineering - 0.53%
	Argan, Inc.*	44,700	382,632
	Furmanite Corp.*	75,400	603,200
	Northwest Pipe Co.*	17,800	408,154
	Sterling Construction Co., Inc.*	28,400	479,392
	UniTek Global Services, Inc.*	44,200	393,380

			2,266,758

Construction Materials - 0.21%
	Headwaters, Inc.*	114,042	672,848
	United States Lime & Minerals, Inc.*	5,300	214,703

			887,551

Consumer Finance - 0.23%
	CompuCredit Holdings Corp.*+	91,400	600,498
	First Marblehead Corp. (The)*+	185,600	408,320

			1,008,818

Containers & Packaging - 0.43%
	AEP Industries, Inc.*	63,000	1,872,360

Distributors - 0.09%
	Audiovox Corp., Class A*	47,707	381,656

Diversified Consumer Services - 0.73%
	Archipelago Learning, Inc.*+	19,952	170,590
	Carriage Services, Inc.*	81,100	446,861
	China Education Alliance, Inc.*+	85,200	117,576
	Collectors Universe	69,460	984,248
	CPI Corp.	21,100	474,961
	Learning Tree International, Inc.	46,800	411,372
	Mac-Gray Corp.	33,300	537,129

			3,142,737

Industry	Company	Shares	Value

Diversified Financial Services - 0.68%
	Asset Acceptance Capital Corp.*	36,100	$ 193,857
	Asta Funding, Inc.	142,300	1,218,088
	Encore Capital Group, Inc.*	22,114	523,881
	Marlin Business Services Corp.*	28,300	349,222
	Resource America, Inc., Class A	100,700	644,480

			2,929,528

Diversified Telecommunication Services - 0.63%
	HickoryTech Corp.	43,495	395,369
	IDT Corp., Class B	48,667	1,311,576
	Otelco, Inc.+	28,600	554,268
	Warwick Valley Telephone Co.	30,200	454,208

			2,715,421

Electric Utilities - 0.44%
	Central Vermont Public Service Corp.	81,600	1,900,464

Electrical Equipment - 1.15%
	Active Power, Inc.*	166,000	489,700
	Broadwind Energy, Inc.*+	193,900	254,009
	China BAK Battery, Inc.*+	179,200	324,352
	Coleman Cable, Inc.*+	77,000	682,220
	LaBarge, Inc.*	28,000	495,600
	LSI Industries, Inc.	70,500	510,420
	Magnetek, Inc.*	188,311	414,284
	New Energy Systems Group*+	51,900	256,905
	Ocean Power Technologies, Inc.*+	84,483	467,191
	PowerSecure International, Inc.*	60,900	523,740
	UQM Technologies, Inc.*+	183,522	546,896

			4,965,317

Electronic Equipment, Instruments & Components - 2.79%
	Comverge, Inc.*	85,700	399,362
	DDi Corp.	83,600	883,652
	eMagin Corp.*+	56,300	402,545
	Gerber Scientific, Inc.*	64,900	607,464
	IEC Electronics Corp.*	64,500	542,445
	Iteris, Inc.*	126,700	182,448
	LeCroy Corp.*	56,000	748,720
	LGL Group, Inc.*	7,900	109,731
	LoJack Corp.*	44,100	206,829
	Measurement Specialties, Inc.*	59,552	2,028,341

www.bridgeway.com	15

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
	Netlist, Inc.*	130,000	$ 325,000
	PAR Technology Corp.*	49,000	220,500
	PC Connection, Inc.*	30,000	265,800
	PC Mall, Inc.*	78,700	816,119
	Pulse Electronics, Corp.	109,800	664,290
	RadiSys Corp.*	187,900	1,627,214
	Richardson Electronics, Ltd.	52,011	685,505
	SMTC Corp.*	99,300	289,956
	Spectrum Control, Inc.*	23,900	470,352
	Zygo Corp.*	39,200	573,104

			12,049,377

Energy Equipment & Services - 2.28%
	Bolt Technology Corp.*	155,763	2,109,031
	Bronco Drilling Co., Inc.*	83,900	948,070
	Dawson Geophysical Co.*	23,999	1,053,076
	ENGlobal Corp.*	34,761	157,467
	Geokinetics, Inc.*	82,300	692,966
	Mitcham Industries, Inc.*	161,700	2,207,205
	Natural Gas Services Group, Inc.*	35,000	621,600
	OYO Geospace Corp.*	7,900	778,782
	TGC Industries, Inc.*	117,000	909,090
	Union Drilling, Inc.*	37,100	380,275

			9,857,562

Food & Staples Retailing - 0.41%
	Arden Group, Inc., Class A	5,500	419,705
	Susser Holdings Corp.*	48,900	640,101
	Village Super Market, Inc., Class A	24,600	715,860

			1,775,666

Food Products - 1.89%
	AgFeed Industries, Inc.*+	205,801	393,080
	Alico, Inc.	21,000	562,170
	American Lorain Corp.*+	81,200	207,060
	Bridgford Foods Corp.	20,500	229,805
	Feihe International, Inc.*+	24,700	212,667
	Griffin Land & Nurseries, Inc.	19,300	621,074
	HQ Sustainable Maritime Industries, Inc.*+	84,300	257,958
	Imperial Sugar Co.	48,100	641,654
	John B. Sanfilippo & Son, Inc.*	28,300	331,110
	Lifeway Foods, Inc.*+	156,302	1,628,667
	Omega Protein Corp.*	33,100	446,519
	Overhill Farms, Inc.*	102,100	621,789
	Reddy Ice Holdings, Inc.*	169,000	507,000
	SkyPeople Fruit Juice, Inc.*+	129,300	570,213

Industry	Company	Shares	Value

Food Products (continued)
	Smart Balance, Inc.*	200,500	$ 920,295

			8,151,061

Gas Utilities - 0.20%
	Chesapeake Utilities Corp.	15,906	662,008
	Gas Natural, Inc.	15,900	186,825

			848,833

Health Care Equipment & Supplies - 3.97%
	Alphatec Holdings, Inc.*	164,740	444,798
	Anika Therapeutics, Inc.*	98,639	883,805
	Antares Pharma, Inc.*+	197,000	354,600
	AtriCure, Inc.*	133,200	1,515,816
	Atrion Corp.	2,448	427,103
	Cardica, Inc.*	75,300	268,068
	Cardiovascular Systems, Inc.*	37,700	408,291
	Cerus Corp.*+	244,600	706,894
	CryoLife, Inc.*	356,000	2,171,600
	IRIS International, Inc.*	44,100	397,782
	Kensey Nash Corp.*	16,800	418,488
	Medical Action Industries, Inc.*	27,700	232,680
	Orthovita, Inc.*	446,300	950,619
	Palomar Medical Technologies, Inc.*	105,900	1,572,615
	Rockwell Medical Technologies, Inc.*+	72,100	647,458
	RTI Biologics, Inc.*	125,000	357,500
	Solta Medical, Inc.*	158,400	522,720
	Spectranetics Corp.*	54,948	258,805
	Stereotaxis, Inc.*	100,600	389,322
	Synovis Life Technologies, Inc.*	40,100	769,118
	Theragenics Corp.*	151,900	318,990
	TranS1, Inc.*+	129,500	559,440
	Utah Medical Products, Inc.	49,900	1,444,106
	Vascular Solutions, Inc.*	49,300	537,863
	Young Innovations, Inc.	18,126	569,156

			17,127,637

Health Care Providers & Services - 3.41%
	Allied Healthcare International, Inc.*	222,800	565,912
	Almost Family, Inc.*	11,600	436,624
	American Dental Partners, Inc.*	32,400	425,088
	Capital Senior Living Corp.*	129,000	1,369,980
	Chindex International, Inc.*+	121,200	1,945,260
	Continucare Corp.*	120,100	642,535
	Five Star Quality Care, Inc.*	121,600	988,608
	LCA -Vision, Inc.*	123,000	830,250

16	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
	Medcath Corp.*	43,400	$ 605,430
	Metropolitan Health Networks, Inc.*	268,400	1,269,532
	National Research Corp.	25,500	865,470
	PDI, Inc.*	56,700	459,837
	Providence Service Corp. (The)*	115,200	1,725,696
	RadNet, Inc.*	176,300	618,813
	Sunrise Senior Living, Inc.*	85,695	1,022,341
	U.S. Physical Therapy, Inc.	42,000	938,280

			14,709,656

Health Care Technology - 0.37%
	HealthStream, Inc.*	61,500	476,010
	Transcend Services, Inc.*	30,000	720,000
	Vital Images, Inc.*	30,300	409,353

			1,605,363

Hotels, Restaurants & Leisure - 3.32%
	AFC Enterprises, Inc.*	127,732	1,932,585
	Ambassadors Group, Inc.	48,700	533,265
	Benihana, Inc., Class A*	26,200	221,390
	Bluegreen Corp.*	97,903	402,381
	Canterbury Park Holding Corp.*	39,500	478,740
	Caribou Coffee Co., Inc.*	79,600	809,532
	Carrols Restaurant Group, Inc.*	78,100	723,987
	Dover Downs Gaming & Entertainment, Inc.	9,637	34,597
	Einstein Noah Restaurant Group, Inc.	49,100	799,348
	Famous Dave’s of America, Inc.*	172,400	1,686,072
	Full House Resorts, Inc.*	60,700	231,874
	Gaming Partners International Corp.	56,300	388,470
	Great Wolf Resorts, Inc.*	164,300	346,673
	Jamba, Inc.*	204,454	449,799
	Luby’s, Inc.*	73,600	389,344
	McCormick & Schmick’s Seafood Restaurants, Inc.*	111,200	802,864
	Monarch Casino & Resort, Inc.*	48,685	506,324
	Morgans Hotel Group Co.*	84,300	826,140
	Morton’s Restaurant Group, Inc.*	64,200	462,882
	Multimedia Games, Inc.*	119,300	683,589
	Nathan’s Famous, Inc.*	12,000	207,360
	O’Charleys, Inc.*	54,900	327,753

Industry	Company	Shares	Value

Hotels, Restaurants & Leisure (continued)
	Premier Exhibitions, Inc.*	142,500	$ 270,750
	Ruth’s Hospitality Group, Inc.*	86,700	447,372
	Town Sports International Holdings, Inc.*	76,387	386,518

			14,349,609

Household Durables - 1.42%
	Bassett Furniture Industries, Inc.*	74,200	582,470
	Brookfield Homes Corp.*	46,400	436,160
	Cavco Industries, Inc.*	10,600	478,696
	Emerson Radio Corp.*	219,300	530,706
	Kid Brands, Inc.*	83,400	612,990
	Libbey, Inc.*	36,825	607,613
	Lifetime Brands, Inc.*	63,300	949,500
	M/I Homes, Inc.*	55,500	831,945
	NIVS IntelliMedia
	Technology Group, Inc.*Δ+	232,100	461,879
	Sealy Corp.*	120,200	305,308
	Skyline Corp.	17,300	346,865

			6,144,132

Household Products - 0.10%
	Oil-Dri Corp. of America	19,800	421,740

Independent Power Producers & Energy Traders - 0.18%
	Synthesis Energy Systems, Inc.*+	272,471	768,368

Insurance - 1.31%
	First Acceptance Corp.*	111,700	214,464
	Hallmark Financial Services, Inc.*	80,800	677,104
	Independence Holding Co.	59,700	476,406
	Meadowbrook Insurance Group, Inc.	185,200	1,916,820
	SeaBright Holdings, Inc.	44,200	453,050
	Stewart Information Services Corp.	93,300	977,784
	Universal Insurance Holdings, Inc.	174,200	944,164

			5,659,792

Internet & Catalog Retail - 0.93%
	1-800-Flowers.com, Inc., Class A*	170,000	561,000
	dELiA*s, Inc.*	118,900	214,020
	Gaiam, Inc., Class A	89,300	589,380
	Geeknet, Inc.*	16,608	441,773

www.bridgeway.com	17

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Internet & Catalog Retail (continued)
	US Auto Parts Network, Inc.*	100,900	$877,830
	ValueVision Media, Inc., Class A*	206,986	1,316,431

			4,000,434

Internet Software & Services - 1.81%
	Globalscape, Inc.*	139,700	353,441
	Internap Network Services Corp.*	82,900	544,653
	Keynote Systems, Inc.	44,400	823,620
	KIT Digital, Inc.*+	36,000	433,440
	Marchex, Inc., Class B	70,400	554,048
	Stamps.com, Inc.	39,700	529,995
	Support.com, Inc.*	360,650	1,871,773
	TheStreet.com, Inc.	120,000	402,000
	Web.com Group, Inc.*	95,252	1,389,727
	Zix Corp.*	251,982	927,294

			7,829,991

IT Services - 2.01%
	Acorn Energy, Inc.*	71,400	256,326
	Ciber, Inc.*	121,800	816,060
	Computer Task Group, Inc.*	92,400	1,227,996
	Dynamics Research Corp.*	24,558	401,523
	Echo Global Logistics, Inc.*+	35,200	462,176
	Hackett Group, Inc. (The)*	126,389	485,334
	Lionbridge Technologies, Inc.*	316,595	1,085,921
	MoneyGram International, Inc.*	454,600	1,559,278
	Ness Technologies, Inc.*	157,500	1,008,000
	Online Resources Corp.*	92,812	350,829
	Tier Technologies, Inc.*	39,166	215,413
	Virtusa Corp.*	43,900	822,247

			8,691,103

Leisure Equipment & Products - 0.80%
	Arctic Cat, Inc.*	55,500	863,025
	Black Diamond, Inc.*	62,800	433,320
	Johnson Outdoors, Inc., Class A*	34,800	528,612
	Marine Products Corp.*+	66,400	526,552
	Smith & Wesson Holding Corp.*	112,300	398,665
	Sturm Ruger & Co., Inc.	31,400	721,258

			3,471,432

Life Sciences Tools & Services - 0.86%
	BioClinica, Inc.*	77,100	400,920

Industry	Company	Shares	Value

Life Sciences Tools & Services (continued)
	Caliper Life Sciences, Inc.*	98,100	$ 663,156
	Cambrex Corp.*	104,100	572,550
	Enzo Biochem, Inc.*	86,600	362,854
	Harvard Bioscience, Inc.*	162,817	924,801
	Kendle International, Inc.*	29,500	315,945
	Medtox Scientific, Inc.	29,000	475,890

			3,716,116

Machinery - 4.23%
	Alamo Group, Inc.	21,800	598,410
	Ampco-Pittsburgh Corp.	68,387	1,886,114
	China Wind Systems, Inc.*+	21,690	70,926
	Commercial Vehicle Group, Inc.*	66,900	1,193,496
	Dynamic Materials Corp.	34,000	950,300
	Energy Recovery, Inc.*+	117,000	372,060
	Flow International Corp.*	210,551	924,319
	Graham Corp.	59,500	1,424,430
	Greenbrier Cos., Inc.*	43,600	1,237,368
	Hardinge, Inc.	31,300	428,810
	Hurco Cos., Inc.*	60,234	1,837,137
	Kadant, Inc.*	37,800	989,982
	Key Technology, Inc.*	17,600	355,696
	L.S. Starrett Co., Class A	29,200	409,968
	Lydall, Inc.*	74,200	659,638
	Met-Pro Corp.	40,200	478,380
	Miller Industries, Inc.	32,600	529,424
	NN, Inc.*	39,100	713,966
	PMFG, Inc.*+	72,000	1,536,480
	Twin Disc, Inc.	29,600	953,712
	Xerium Technologies, Inc.*+	29,200	702,260

			18,252,876

Marine - 0.11%
	International Shipholding Corp.	19,900	495,510

Media - 2.25%
	A.H. Belo Corp., Class A*	51,100	427,196
	Ballantyne Strong, Inc.*	68,100	488,277
	Carmike Cinemas, Inc.*	51,800	370,370
	Cumulus Media, Inc., Class A*+	98,700	428,358
	Entravision Communications Corp., Class A*	209,800	568,558
	Fisher Communications, Inc.*	25,200	783,216
	Global Traffic Network, Inc.*	73,874	921,209
	Gray Television, Inc.*	257,200	532,404
	Knology, Inc.*	70,053	904,384
	Lee Enterprises, Inc.*	214,795	579,946

18	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Media (continued)
	McClatchy Co., Class A (The)*+	173,000	$ 588,200
	Media General, Inc., Class A*+	134,170	923,090
	Navarre Corp.*	275,500	523,450
	Outdoor Channel Holdings, Inc.*	48,800	364,048
	PRIMEDIA, Inc.	254,837	1,241,056
	Saga Communications, Inc., Class A*	1,804	62,743

			9,706,505

Metals & Mining - 1.17%
	China Direct Industries, Inc.*+	163,410	225,506
	Friedman Industries, Inc.	67,000	680,050
	General Steel Holdings, Inc.*+	133,000	319,200
	Great Northern Iron Ore Properties+	7,700	963,270
	Mines Management, Inc.*+	6,200	17,856
	Paramount Gold & Silver Corp.*+	213,300	827,604
	Puda Coal, Inc.*+	37,400	458,150
	Synalloy Corp.	19,400	249,678
	Universal Stainless & Alloy*	38,500	1,298,605

			5,039,919

Multiline Retail - 0.31%
	Bon-Ton Stores, Inc. (The)*+	45,950	712,225
	Duckwall-ALCO Stores, Inc.*	760	9,637
	Tuesday Morning Corp.*	126,500	619,850

			1,341,712

Oil, Gas & Consumable Fuels - 3.61%
	Adams Resources & Energy, Inc.	22,300	637,780
	BioFuel Energy Corp.*	28,318	23,221
	Callon Petroleum Co.*	179,700	1,396,269
	Cheniere Energy, Inc.*+	119,900	1,116,269
	CREDO Petroleum Corp.*	25,300	323,587
	Crimson Exploration, Inc.*	123,700	504,696
	Double Eagle Petroleum Co.*	77,200	702,520
	Endeavour International Corp.*+	85,572	1,086,764
	Evolution Petroleum Corp.*	110,000	858,000
	FX Energy, Inc.*	105,800	884,488
	GMX Resources, Inc.*+	152,200	939,074
	HKN, Inc.*	59,000	173,460
	Miller Petroleum, Inc.*+	143,800	719,000

Industry	Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
	Panhandle Oil & Gas, Inc., Class A	23,797	$ 753,175
	PostRock Energy Corp.*+	76,200	486,918
	Pyramid Oil Co.*+	69,800	494,184
	RAM Energy Resources, Inc.*	182,000	378,560
	REX American Resources Corp.*	66,249	1,057,334
	Toreador Resources Corp.*	46,200	498,036
	Triangle Petroleum Corp.*	57,600	478,080
	Uranerz Energy Corp.*+	107,200	341,968
	Uranium Energy Corp.*+	133,100	531,069
	Verenium Corp.*	105,600	321,024
	Westmoreland Coal Co.*	59,675	874,239

			15,579,715

Paper & Forest Products - 0.73%
	Mercer International, Inc.*+	119,400	1,617,870
	Neenah Paper, Inc.	30,000	659,100
	Orient Paper, Inc.*+	70,300	324,786
	Verso Paper Corp.*	103,400	553,190

			3,154,946

Personal Products - 0.60%
	American Oriental Bioengineering, Inc.*+	218,000	324,820
	CCA Industries, Inc.	14,100	81,780
	China Sky One Medical, Inc.*+	58,800	195,804
	Female Health Co. (The)+	87,300	435,627
	Natural Alternatives International, Inc.*	31,000	174,530
	Nutraceutical International Corp.*	23,300	349,034
	Physicians Formula Holdings, Inc.*	101,000	474,700
	Schiff Nutrition International, Inc.	62,758	571,725

			2,608,020

Pharmaceuticals - 2.60%
	Adolor Corp.*	252,547	356,091
	Akorn, Inc.*	132,502	764,537
	Caraco Pharmaceutical Laboratories, Ltd.*+	72,600	377,520
	China Pharma Holdings, Inc.*+	62,193	157,348
	Columbia Laboratories, Inc.*	254,300	958,711
	Cumberland Pharmaceuticals, Inc.*+	11,577	64,021
	Depomed, Inc.*	173,300	1,739,932
	Durect Corp.*	291,400	1,049,040

www.bridgeway.com	19

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
	ISTA Pharmaceuticals, Inc.*	200,800	$ 2,034,104
	Neostem, Inc.*+	247,000	424,840
	Obagi Medical Products, Inc.*	56,000	707,840
	Pain Therapeutics, Inc.*	19,853	189,795
	Pozen, Inc.*	76,200	409,194
	Santarus, Inc.*	143,872	492,042
	Sucampo Pharmaceuticals, Inc., Class A*	104,000	436,800
	Tianyin Pharmaceutical Co., Inc.*	156,300	370,431
	XenoPort, Inc.*	116,000	687,880

			11,220,126

Professional Services - 1.27%
	Barrett Business Services, Inc.	31,600	507,496
	CRA International, Inc.*	27,200	784,176
	GP Strategies Corp.*	76,500	1,040,400
	Hill International, Inc.*	77,000	407,330
	Hudson Highland Group, Inc.*	101,700	661,050
	National Technical Systems, Inc.	43,000	307,450
	On Assignment, Inc.*	187,000	1,769,020

			5,476,922

Real Estate Management & Development - 0.55%
	Consolidated-Tomoka Land Co.	43,800	1,419,120
	Grubb & Ellis Co.*+	219,306	175,445
	Stratus Properties, Inc.*	17,300	227,495
	Thomas Properties Group, Inc.*	162,800	545,380

			2,367,440

Road & Rail - 0.50%
	Covenant Transportation Group, Inc., Class A*	42,700	394,975
	Quality Distribution, Inc.*	88,000	1,042,800
	Saia, Inc.*	25,900	424,501
	USA Truck, Inc.*	23,500	305,500

			2,167,776

Semiconductors & Semiconductor Equipment - 3.26%
	Advanced Analogic Technologies, Inc.*	200,000	756,000
	Amtech Systems, Inc.*	80,046	2,020,361
	AuthenTec, Inc.*	394,200	1,261,440
	AXT, Inc.*	80,000	573,600
	Energy Conversion Devices, Inc.*+	79,500	179,670

Industry	Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
	FSI International, Inc.*	225,400	$ 987,252
	GSI Technology, Inc.*	201,417	1,830,881
	Integrated Silicon Solution, Inc.*	149,741	1,388,099
	Kopin Corp.*	290,443	1,333,133
	Nanometrics, Inc.*	39,200	709,128
	PDF Solutions, Inc.*	103,400	687,610
	Pericom Semiconductor Corp.*	57,700	598,349
	Photronics, Inc.*	81,070	727,198
	QuickLogic Corp.*+	95,100	465,990
	Rudolph Technologies, Inc.*	52,600	575,444

			14,094,155

Software - 2.39%
	Actuate Corp.*	410,030	2,132,156
	American Software, Inc., Class A	60,700	447,966
	Callidus Software, Inc.*	109,200	750,204
	China TransInfo Technology Corp.*+	119,100	550,242
	DemandTec, Inc.*	51,600	679,056
	Digimarc Corp.*	23,100	667,590
	ePlus, Inc.*	19,559	520,465
	Glu Mobile, Inc.*#	140,500	608,365
	Guidance Software, Inc.*	63,000	527,940
	Magma Design Automation, Inc.*	208,365	1,421,049
	PROS Holdings, Inc.*	46,900	683,333
	QAD, Inc., Class A*	30,800	331,716
	QAD, Inc., Class B*	7,700	79,310
	SRS Labs, Inc.*	54,400	464,576
	TeleCommunication Systems, Inc., Class A*	106,600	439,192

			10,303,160

Specialty Retail - 2.75%
	A.C. Moore Arts & Crafts, Inc.*	80,100	219,474
	America’s Car-Mart, Inc.*	30,000	773,400
	Books-A-Million, Inc.+	49,800	205,674
	Casual Male Retail Group, Inc.*	163,100	800,821
	China Auto Logistics, Inc.*+	58,800	142,884
	Christopher & Banks Corp.	78,952	511,609
	Cost Plus, Inc.*	79,800	783,636
	Destination Maternity Corp.	45,400	1,047,378
	Haverty Furniture Cos., Inc.	33,500	444,210
	Hot Topic, Inc.	184,558	1,051,980
	Lithia Motors, Inc., Class A	55,500	809,190
	MarineMax, Inc.*	68,200	672,452

20	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
	Midas, Inc.*	56,400	$ 432,588
	New York & Co., Inc.*	156,100	1,094,261
	Shoe Carnival, Inc.*	22,400	628,320
	Syms Corp.*+	49,600	333,312
	TravelCenters of America LLC*	76,200	576,834
	West Marine, Inc.*	8,911	92,942
	Winmark Corp.	10,200	470,526
	Zale Corp.*	190,200	758,898

			11,850,389

Textiles, Apparel & Luxury Goods - 1.11%
	Alpha PRO Tech, Ltd.*+	175,000	241,500
	Charles & Colvard, Ltd.*+	60,900	228,984
	Cherokee, Inc.	20,100	346,926
	Culp, Inc.*	74,016	686,868
	Kenneth Cole Productions, Inc., Class A*	33,600	435,792
	LaCrosse Footwear, Inc.	21,829	400,126
	Perry Ellis International, Inc.*	40,100	1,103,552
	Rocky Brands, Inc.*	52,200	797,616
	Unifi, Inc.*	32,000	544,000

			4,785,364

Thrifts & Mortgage Finance - 5.39%
	Bank Mutual Corp.	132,500	560,475
	BankAtlantic Bancorp, Inc., Class A*	306,061	281,576
	BankFinancial Corp.	79,700	732,443
	Beacon Federal Bancorp, Inc.	35,800	519,816
	Bofl Holding, Inc.*	56,200	872,224
	Chicopee Bancorp, Inc.*	26,500	374,975
	Citizens Community Bancorp, Inc.*	90,400	451,096
	Clifton Savings Bancorp, Inc.	127,300	1,511,051
	ESB Financial Corp.	57,500	849,275
	ESSA Bancorp, Inc.	99,884	1,318,469
	Federal Agricultural Mortgage Corp., Class C	134,300	2,566,473
	First Defiance Financial Corp.*	41,400	589,950
	First Financial Holdings, Inc.	53,800	608,478
	First Financial Northwest, Inc.*	122,548	698,524
	First Pactrust Bancorp, Inc.	41,000	652,310
	Fox Chase Bancorp, Inc.	57,932	806,413

Industry	Company	Shares	Value

Thrifts & Mortgage Finance (continued)
	Guaranty Federal Bancshares, Inc.*	20,856	$ 125,345
	Heritage Financial Group, Inc.	17,100	217,683
	Home Federal Bancorp, Inc.	32,200	379,316
	Kaiser Federal Financial Group, Inc.	53,700	660,510
	Louisiana Bancorp, Inc.*	18,000	271,800
	Meridian Interstate Bancorp, Inc.*	52,100	732,005
	Meta Financial Group, Inc.	12,100	199,529
	New Hampshire Thrift Bancshares, Inc.	18,100	239,101
	Ocean Shore Holding Co.	32,100	417,300
	OceanFirst Financial Corp.	58,183	811,653
	Provident Financial Holdings, Inc.	101,300	839,777
	Pulaski Financial Corp.+	43,500	326,250
	Rockville Financial, Inc.+	110,157	1,148,937
	Territorial Bancorp, Inc.	42,300	842,616
	Tree.com, Inc.*	27,100	159,890
	United Community Financial Corp.*	130,000	174,200
	United Financial Bancorp, Inc.	86,641	1,430,443
	Waterstone Financial, Inc.*	11,247	34,528
	Westfield Financial, Inc.	95,200	862,512

			23,266,943

Trading Companies & Distributors - 0.86%
	Aceto Corp.	58,500	466,245
	CAI International, Inc.*	23,238	600,935
	China Armco Metals, Inc.*+	64,100	173,070
	DXP Enterprises, Inc.*	27,800	641,624
	Houston Wire & Cable Co.+	29,400	429,828
	Lawson Products, Inc.	28,300	652,032
	Titan Machinery, Inc.*	29,100	734,775

			3,698,509

Water Utilities - 0.42%
	Artesian Resources Corp., Class A	10,500	204,645
	Cadiz, Inc.*+	32,700	398,613
	York Water Co.	68,550	1,193,455

			1,796,713

www.bridgeway.com	21

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services - 0.02%
	FiberTower Corp.*	45,659	$ 91,775

TOTAL COMMON STOCKS - 98.32%			424,447,312
(Cost $304,685,928)

EXCHANGE TRADED FUND - 1.47%
	iShares Russell Microcap Index Fund+	119,200	6,336,672

TOTAL EXCHANGE TRADED FUND - 1.47%			6,336,672

(Cost $3,556,610)

RIGHTS - 0.06%
	Central Pacific Financial Corp.*Δ	16,235	229,360
	HKN, Inc.*Δ	44,134	41,486

TOTAL RIGHTS - 0.06%			270,846

(Cost $249,302)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.17%
BlackRock FedFund	0.01%	757,904	757,904

TOTAL MONEY MARKET FUND - 0.17%			757,904

(Cost $757,904)

TOTAL INVESTMENTS - 100.02%			$431,812,734
(Cost $309,249,744)
Liabilities in Excess of Other Assets - (0.02%)			(107,359)

NET ASSETS - 100.00%			$431,705,375

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $608,365.
^	Rate disclosed as of March 31, 2011.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $36,243,434 at March 31, 2011.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$423,786,721	$ —	$660,591	$424,447,312
Exchange-Traded Fund	6,336,672	—	—	6,336,672
Rights	—	270,846	—	270,846
Money Market Fund	—	757,904	—	757,904

TOTAL	$430,123,393	$1,028,750	$660,591	$431,812,734

Other Financial Instruments**
Swaps	$ —	$ 16,655	$ —	$16,655

TOTAL	$ —	$ 16,655	$ —	$16,655

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

22	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Market Value)
	Common Stocks	Rights	Total
Balance as of 06/30/2010	$ 81,300	$754	$82,054
Net purchases (sales)	—	(754)	(754)
Change in unrealized appreciation/ (depreciation)	—	—	—
Transfers in/out of Level 3[1]	579,291	—	579,291

Balance as of 03/31/2011	$ 660,591	$—	$660,591

1“Transfers in and/or out” represent the value as of the beginning of the fiscal year ending June 30, 2011, for any investment where significant transfers occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the fiscal year. The transfers above took place due to some trading halts or because trading of the security resumed at which time quoted market prices were available.

The securities in the table above were considered Level 3 securities because they were fair valued under procedures adopted by the Board of Directors at March 31, 2011. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	23

Bridgeway Micro-Cap Limited Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 99.57%
Aerospace & Defense - 0.45%
	GenCorp, Inc.*	21,000	$ 125,580

Air Freight & Logistics - 0.50%
	Air Transport Services Group, Inc.*	16,400	138,580

Airlines - 1.66%
	Hawaiian Holdings, Inc.*	32,600	195,926
	Republic Airways Holdings, Inc.*	13,900	89,377
	Skywest, Inc.	10,300	174,276

			459,579

Auto Components - 3.47%
	American Axle & Manufacturing Holdings, Inc.*	17,600	221,584
	Dorman Products, Inc.*	5,100	214,659
	Exide Technologies*	21,700	242,606
	Standard Motor Products, Inc.	20,500	283,515

			962,364

Capital Markets - 1.97%
	BlackRock Kelso Capital Corp.+	16,300	165,119
	Calamos Asset Management, Inc., Class A	9,500	157,605
	Oppenheimer Holdings, Inc., Class A	6,700	224,517

			547,241

Chemicals - 2.55%
	Flotek Industries, Inc.*+	33,700	283,417
	Innospec, Inc.*	9,400	300,236
	Quaker Chemical Corp.	3,100	124,527

			708,180

Commercial Banks - 3.19%
	BancFirst Corp.	4,900	209,132
	Cardinal Financial Corp.	25,900	301,994
	City Holding Co.	4,400	155,584
	Southwest Bancorp, Inc.*	15,400	218,526

			885,236

Commercial Services & Supplies - 1.72%
	Cenveo, Inc.*	17,500	114,275
	Consolidated Graphics, Inc.*	4,700	256,761
	M&F Worldwide Corp.*	4,200	105,504

			476,540

Industry	Company	Shares	Value

Communications Equipment - 1.09%
	Ituran Location & Control, Ltd.	14,500	$ 217,500
	Opnext, Inc.*	35,000	85,050

			302,550

Construction & Engineering - 2.68%
	Great Lakes Dredge & Dock Corp.#	31,900	243,397
	Layne Christensen Co.*	9,200	317,400
	Pike Electric Corp.*	19,300	183,736

			744,533

Consumer Finance - 1.44%
	Advance America, Cash Advance Centers, Inc.	23,800	126,140
	World Acceptance Corp.*	4,200	273,840

			399,980

Diversified Financial Services - 0.62%
	Interactive Brokers Group, Inc., Class A	10,900	173,201

Diversified Telecommunication Services - 4.82%
	Alaska Communications Systems Group, Inc.+	22,400	238,560
	Consolidated Communications Holdings, Inc.	6,300	117,999
	General Communication, Inc., Class A*	20,000	218,800
	IDT Corp., Class B+	13,000	350,350
	Vonage Holdings Corp.*	90,100	410,856

			1,336,565

Electrical Equipment - 0.72%
	Preformed Line Products Co.	2,900	200,593

Electronic Equipment, Instruments & Components - 6.66%
	Brightpoint, Inc.*	17,400	188,616
	GSI Group, Inc.*	12,700	130,810
	Insight Enterprises, Inc.*	19,900	338,897
	Kemet Corp.*	16,600	246,178
	Measurement Specialties, Inc.*	7,100	241,826
	NAM TAI Electronics, Inc.	17,600	113,344
	OSI Systems, Inc.*	3,300	123,849
	Power-One, Inc.*+	36,800	322,000
	X-Rite, Inc.*	30,300	143,925

			1,849,445

Energy Equipment & Services - 3.64%
	Basic Energy Services, Inc.*	10,000	255,100

24	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Micro-Cap Limited Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
	Hercules Offshore, Inc.*	43,800	$ 289,518
	Newpark Resources, Inc.*	27,300	214,578
	Pioneer Drilling Co.*	18,100	249,780

			1,008,976

Food & Staples Retailing - 0.69%
	Pantry, Inc. (The)*	4,600	68,218
	Susser Holdings Corp.*	9,400	123,046

			191,264

Food Products - 0.51%
	SunOpta, Inc.*	19,100	141,722

Gas Utilities - 0.70%
	Chesapeake Utilities Corp.	4,700	195,614

Health Care Equipment & Supplies - 0.47%
	Zoll Medical Corp.*	2,900	129,949

Health Care Providers & Services - 11.28%
	Air Methods Corp.*	6,800	457,300
	Ensign Group, Inc. (The)	13,400	427,862
	Gentiva Health Services, Inc.*	9,400	263,482
	Healthways, Inc.*	13,000	199,810
	MWI Veterinary Supply, Inc.*	3,800	306,584
	National Healthcare Corp.	5,800	269,642
	PharMerica Corp.*	10,100	115,544
	Skilled Healthcare Group, Inc., Class A*	35,800	515,162
	Sunrise Senior Living, Inc.*	36,400	434,252
	Triple-S Management Corp., Class B*	6,800	139,944

			3,129,582

Hotels, Restaurants & Leisure - 0.44%
	Isle of Capri Casinos, Inc.*	12,900	122,550

Household Durables - 0.46%
	Libbey, Inc.*	7,700	127,050

Industrial Conglomerates - 1.08%
	Standex International Corp.	7,900	299,331

Insurance - 4.95%
	American Equity Investment Life Holding Co.	22,700	297,824
	Employers Holdings, Inc.	10,100	208,666
	Infinity Property & Casualty Corp.	4,700	279,603
	Meadowbrook Insurance Group, Inc.	14,300	148,005

Industry	Company	Shares	Value

Insurance (continued)
	Safety Insurance Group, Inc.	5,000	$ 230,550
	State Auto Financial Corp.	11,500	209,530

			1,374,178

Internet & Catalog Retail - 0.50%
	NutriSystem, Inc.+	9,600	139,104

Internet Software & Services - 0.62%
	Travelzoo, Inc.*+	2,600	173,134

IT Services - 1.63%
	Cardtronics, Inc.*	14,900	303,215
	CSG Systems International, Inc.*	7,500	149,550

			452,765

Leisure Equipment & Products - 0.45%
	Arctic Cat, Inc.*	8,100	125,955

Machinery - 5.63%
	Alamo Group, Inc.	10,400	285,480
	Altra Holdings, Inc.*	15,400	363,748
	Commercial Vehicle Group, Inc.*	7,400	132,016
	NACCO Industries, Inc., Class A	800	88,536
	TriMas Corp.*	19,900	427,850
	Twin Disc, Inc.	8,200	264,204

			1,561,834

Marine - 0.62%
	Navios Maritime Holdings, Inc.+	30,100	171,570

Media - 2.83%
	EW Scripps Co., Class A*	11,200	110,880
	Knology, Inc.*	15,800	203,978
	McClatchy Co., Class A (The)*+	34,800	118,320
	Sinclair Broadcast Group, Inc., Class A	28,200	353,628

			786,806

Metals & Mining - 1.50%
	Kaiser Aluminum Corp.	2,900	142,825
	Materion Corp.*	6,700	273,360

			416,185

Multiline Retail - 0.94%
	Bon-Ton Stores, Inc. (The)*+	16,800	260,400

www.bridgeway.com	25

Bridgeway Micro-Cap Limited Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels - 5.15%
	Alon USA Energy, Inc.	20,000	$ 274,000
	Crosstex Energy, Inc.	14,200	141,290
	Delek US Holdings, Inc.	23,500	318,660
	Knightsbridge Tankers, Ltd.+	11,400	285,456
	L&L Energy, Inc.*+	20,100	139,092
	USEC, Inc.*	22,800	100,320
	Warren Resources, Inc.*	33,500	170,515

			1,429,333

Paper & Forest Products - 1.39%
	Mercer International, Inc.*	18,000	243,900
	Neenah Paper, Inc.	6,500	142,805

			386,705

Personal Products - 1.60%
	Elizabeth Arden, Inc.*	9,300	279,093
	Revlon, Inc., Class A*	10,400	165,048

			444,141

Pharmaceuticals - 2.08%
	Columbia Laboratories, Inc.*	77,300	291,421
	Medicines Co. (The)*	17,500	285,075

			576,496

Professional Services - 3.34%
	CBIZ, Inc.*+	19,000	136,990
	CDI Corp.	9,800	144,942
	Insperity, Inc.	6,700	203,546
	School Specialty, Inc.*	8,800	125,840
	SFN Group, Inc.*	22,500	317,025

			928,343

Real Estate Investment Trusts (REITs) - 2.68%
	Newcastle Investment Corp.*	31,600	190,864
	RAIT Financial Trust+	79,900	196,554
	Retail Opportunity Investments Corp.	21,700	237,398
	Sabra Healthcare REIT, Inc.	6,700	117,987

			742,803

Real Estate Management & Development - 0.64%
	IRSA Inversiones y Representaciones SA - Sponsored ADR	12,800	177,408

Semiconductors & Semiconductor Equipment - 4.75%
	Advanced Energy Industries, Inc.*	16,700	273,045
	Brooks Automation, Inc.*	21,800	299,314
	IXYS Corp*	13,000	174,590

Industry	Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
	Photronics, Inc.*	63,700	$ 571,389

			1,318,338

Specialty Retail - 1.45%
	Pep Boys-Manny, Moe & Jack (The)	19,400	246,574
	Stage Stores, Inc.	8,100	155,682

			402,256

Textiles, Apparel & Luxury Goods - 1.46%
	Liz Claiborne, Inc.*+	21,700	116,963
	Unifi, Inc.*	16,900	287,300

			404,263

Thrifts & Mortgage Finance - 0.46%
	United Financial Bancorp, Inc.	7,700	127,127

Trading Companies & Distributors - 2.09%
	DXP Enterprises, Inc.*	11,400	263,112
	TAL International Group, Inc.	8,700	315,549

			578,661

TOTAL COMMON STOCKS - 99.57%			27,634,010

(Cost $21,646,979)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.51%
BlackRock FedFund	0.01%	143,019	143,019

TOTAL MONEY MARKET FUND – 0.51%			143,019

(Cost $143,019)

TOTAL INVESTMENTS - 100.08%			$27,777,029
(Cost $21,789,998)
Liabilities in Excess of Other Assets - (0.08%)			(22,719)

NET ASSETS - 100.00%			$27,754,310

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $243,397.
^	Rate disclosed as of March 31, 2011.
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $2,717,496 at March 31, 2011.

ADR - American Depositary Receipt

26	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Micro-Cap Limited Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,634,010	$—	$—	$27,634,010
Money Market Fund	—	143,019	—	143,019

TOTAL	$27,634,010	$143,019	$—	$27,777,029

Other Financial Instruments**
Swaps	$—	$2,996	$—	$2,996

TOTAL	$—	$2,996	$—	$2,996

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	27

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 97.33%
Aerospace & Defense - 1.29%
	Astronics Corp.*	100	$ 2,517
	Ceradyne, Inc.*	250	11,270
	CPI Aerostructures, Inc.*	50	759
	Cubic Corp.	250	14,375
	GeoEye, Inc.*	200	8,316
	Sparton Corp.*	100	777

			38,014

Air Freight & Logistics - 0.07%
	Park-Ohio Holdings Corp.*	100	2,066

Auto Components - 0.43%
	American Axle & Manufacturing Holdings, Inc.*	750	9,442
	Motorcar Parts of America, Inc.*	100	1,398
	Shiloh Industries, Inc.	150	1,752

			12,592

Beverages - 0.74%
	Boston Beer Co., Inc., Class A*	150	13,893
	Craft Brewers Alliance, Inc.*	200	1,822
	National Beverage Corp.	450	6,179

			21,894

Biotechnology - 3.38%
	Achillion Pharmaceuticals, Inc.*	600	4,290
	Amicus Therapeutics, Inc.*	300	2,127
	ARIAD Pharmaceuticals, Inc.*	1,250	9,400
	China Biologic Products, Inc.*+	250	3,990
	Emergent Biosolutions, Inc.*	350	8,456
	Exelixis, Inc.*	1,100	12,430
	Genomic Health, Inc.*	300	7,380
	InterMune, Inc.*+	550	25,955
	Neurocrine Biosciences, Inc.*	550	4,174
	NPS Pharmaceuticals, Inc.*	650	6,221
	Nymox Pharmaceutical Corp.*+	300	2,367
	Protalix BioTherapeutics, Inc.*	800	4,864
	Sangamo Biosciences, Inc.*+	450	3,748
	Spectrum Pharmaceuticals, Inc.*	500	4,445

			99,847

Industry	Company	Shares	Value
Building Products - 0.33%
	AAON, Inc.	150	$ 4,935
	Trex Co., Inc.*+	150	4,893

			9,828

Capital Markets - 1.39%
	Arlington Asset Investment Corp., Class A	100	3,044
	Financial Engines, Inc.*+	400	11,024
	Golub Capital BDC, Inc.	200	3,156
	INTL FCStone, Inc.*	200	5,084
	Main Street Capital Corp.	200	3,690
	PennantPark Investment Corp.	450	5,364
	TICC Capital Corp.	300	3,261
	Triangle Capital Corp.+	200	3,612
	Virtus Investment Partners, Inc.*	50	2,946

			41,181

Chemicals - 1.42%
	ADA-ES, Inc.*	50	1,092
	Flotek Industries, Inc.*+	400	3,364
	Koppers Holdings, Inc.	200	8,540
	Kraton Performance Polymers, Inc.*	300	11,475
	LSB Industries, Inc.*	200	7,928
	Material Sciences Corp.*	150	1,082
	Senomyx, Inc.*	400	2,416
	TPC Group, Inc.*	150	4,330
	Zagg, Inc.*+	250	1,878

			42,105

Commercial Banks - 1.52%
	Bank of the Ozarks, Inc.	150	6,556
	Cathay General Bancorp	800	13,640
	First Financial Corp.	150	4,986
	First of Long Island Corp. (The)	100	2,775
	Mercantile Bank Corp.*+	100	980
	Merchants Bancshares, Inc.	50	1,324
	National Penn Bancshares, Inc.	1,350	10,449
	OBA Financial Services, Inc.*	50	733
	OmniAmerican Bancorp, Inc.*	100	1,584
	Penns Woods Bancorp, Inc.	50	1,947

			44,974

28	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies - 0.77%
	A.T. Cross Co., Class A*	150	$ 1,599
	ABM Industries, Inc.	550	13,964
	Casella Waste Systems, Inc., Class A*	250	1,793
	Team, Inc.*	200	5,252

			22,608

Communications Equipment - 0.50%
	Alliance Fiber Optic
	Products, Inc.*	100	1,120
	Anaren, Inc.*	150	3,015
	Calix, Inc.*	400	8,124
	Numerex Corp., Class A*	150	1,485
	Telular Corp.	150	1,089

			14,833

Computers & Peripherals - 0.32%
	Stratasys, Inc.*+	200	9,400

Construction & Engineering - 0.62%
	Dycom Industries, Inc.*	350	6,069
	Furmanite Corp.*	350	2,800
	Great Lakes Dredge & Dock Corp.	600	4,578
	MYR Group, Inc.*	200	4,784

			18,231

Consumer Finance - 2.26%
	Credit Acceptance Corp.*	250	17,740
	Ezcorp, Inc., Class A*	500	15,695
	First Cash Financial Services, Inc.*	300	11,580
	Nelnet, Inc., Class A	500	10,915
	Nicholas Financial, Inc.*	100	1,219
	World Acceptance Corp.*	150	9,780

			66,929

Containers & Packaging - 0.65%
	Boise, Inc.+	850	7,786
	Graham Packaging Co., Inc.*	650	11,330

			19,116

Diversified Consumer Services - 0.08%
	Mac-Gray Corp.	150	2,420

Diversified Financial Services - 0.94%
	MarketAxess Holdings, Inc.	400	9,680
	NewStar Financial, Inc.*	500	5,460
	Portfolio Recovery Associates, Inc.*	150	12,770

			27,910

Industry	Company	Shares	Value

Diversified Telecommunication Services - 1.16%
	AboveNet, Inc.	250	$16,215
	Cogent Communications Group, Inc.*	450	6,422
	General Communication, Inc., Class A*	450	4,923
	IDT Corp., Class B	250	6,737

			34,297

Electric Utilities - 2.40%
	Cleco Corp.	600	20,574
	El Paso Electric Co.*	450	13,680
	Empire District Electric Co. (The)	400	8,716
	MGE Energy, Inc.	250	10,122
	Portland General Electric Co.	750	17,828

			70,920

Electrical Equipment - 1.38%
	Allied Motion Technologies, Inc.*	100	705
	Belden, Inc.	450	16,898
	Global Power Equipment Group, Inc.*	150	4,125
	II-VI, Inc.*	300	14,925
	Preformed Line Products Co.	50	3,458
	Ultralife Corp.*	150	759

			40,870

Electronic Equipment, Instruments & Components - 4.57%
	Clearfield, Inc.*	100	514
	Coherent, Inc.*	250	14,528
	Daktronics, Inc.	400	4,300
	DTS, Inc.*	150	6,994
	Electro Scientific Industries, Inc.*	300	5,208
	eMagin Corp.*	200	1,430
	FARO Technologies, Inc.*	150	6,000
	GSI Group, Inc.*	350	3,605
	IEC Electronics Corp.*	100	841
	Kemet Corp.*	350	5,190
	LeCroy Corp.*	150	2,006
	LoJack Corp.*	200	938
	Measurement Specialties, Inc.*	150	5,109
	Methode Electronics, Inc.	350	4,228
	MTS Systems Corp.	150	6,832
	OSI Systems, Inc.*	200	7,506
	Research Frontiers, Inc.*+	200	1,364
	Rofin-Sinar Technologies, Inc.*	300	11,850

www.bridgeway.com	29

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
	Scansource, Inc.*	250	$ 9,498
	TTM Technologies, Inc.*	800	14,528
	Universal Display Corp.*	400	22,016
	Wayside Technology Group, Inc.	50	685

			135,170
Energy Equipment & Services - 2.92%
	Basic Energy Services, Inc.*	400	10,204
	Bristow Group, Inc.*	350	16,555
	Bronco Drilling Co., Inc.*	300	3,390
	ION Geophysical Corp.*	1,550	19,669
	Matrix Service Co.*	300	4,170
	Mitcham Industries, Inc.*	100	1,365
	OYO Geospace Corp.*	50	4,929
	Pioneer Drilling Co.*	550	7,590
	SEACOR Holdings, Inc.	200	18,492

			86,364
Food & Staples Retailing - 1.28%
	Pricesmart, Inc.	300	10,992
	United Natural Foods, Inc.*	500	22,410
	Village Super Market, Inc., Class A	150	4,365

			37,767
Food Products - 2.93%
	B&G Foods, Inc.	500	9,385
	Darling International, Inc.*	1,200	18,444
	Diamond Foods, Inc.+	200	11,160
	Dole Food Co., Inc.*+	900	12,267
	Fresh Del Monte Produce, Inc.	600	15,666
	Hain Celestial Group, Inc. (The)*	450	14,526
	Limoneira Co.	100	2,370
	Omega Protein Corp.*	200	2,698

			86,516
Gas Utilities - 1.61%
	Chesapeake Utilities Corp.	100	4,162
	Delta Natural Gas Co., Inc.	50	1,577
	Laclede Group, Inc. (The)	200	7,620
	South Jersey Industries, Inc.	300	16,791
	Southwest Gas Corp.	450	17,536

			47,686
Health Care Equipment & Supplies - 2.48%
	Accuray, Inc.*	600	5,418

Industry	Company	Shares	Value

Health Care Equipment & Supplies (continued)
	AtriCure, Inc.*	150	$ 1,707
	Cardiovascular Systems, Inc.*	150	1,624
	Cyberonics, Inc.*	300	9,543
	HeartWare International, Inc.*	150	12,830
	LeMaitre Vascular, Inc.	150	1,022
	MAKO Surgical Corp.*	400	9,680
	Neogen Corp.*	250	10,345
	NxStage Medical, Inc.*	550	12,089
	Rockwell Medical Technologies, Inc.*	150	1,347
	Synergetics USA, Inc.*	250	1,473
	Uroplasty, Inc.*	200	1,322
	Vascular Solutions, Inc.*	150	1,636
	Young Innovations, Inc.	100	3,140

			73,176

Health Care Providers & Services - 3.11%
	Air Methods Corp.*	150	10,088
	Capital Senior Living Corp.*	250	2,655
	Corvel Corp.*	100	5,318
	Ensign Group, Inc. (The)	200	6,386
	Five Star Quality Care, Inc.*	350	2,845
	HMS Holdings Corp.*	290	23,736
	Medcath Corp.*	200	2,790
	MWI Veterinary Supply, Inc.*	100	8,068
	National Healthcare Corp.	150	6,974
	Skilled Healthcare Group, Inc., Class A*	400	5,756
	Universal American Corp.	750	17,182

			91,798

Health Care Technology - 0.46%
	HealthStream, Inc.*	200	1,548
	Medidata Solutions, Inc.*	250	6,392
	Mediware Information Systems*	100	1,242
	Merge Healthcare, Inc.*	900	4,392

			13,574

Hotels, Restaurants & Leisure - 0.67%
	BJ’s Restaurants, Inc.*	250	9,832
	Einstein Noah Restaurant Group, Inc.	150	2,442
	Krispy Kreme Doughnuts, Inc.*	650	4,576
	Luby’s, Inc.*	300	1,587

30	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
	Multimedia Games, Inc.*	250	$ 1,433

			19,870
Household Durables - 0.35%
	Cavco Industries, Inc.*	50	2,258
	iRobot Corp.*	250	8,222

			10,480
Independent Power Producers & Energy Traders - 0.33%
	Atlantic Power Corp.	650	9,841
Industrial Conglomerates - 0.54%
	Raven Industries, Inc.	200	12,284
	Standex International Corp.	100	3,789

			16,073
Insurance - 3.28%
	American Safety Insurance Holdings, Ltd.*	100	2,143
	AmTrust Financial Services, Inc.	600	11,442
	Eastern Insurance Holdings, Inc.	100	1,300
	Enstar Group, Ltd.*	150	14,982
	Flagstone Reinsurance Holdings SA	750	6,758
	Harleysville Group, Inc.	250	8,282
	Infinity Property & Casualty Corp.	100	5,949
	Meadowbrook Insurance Group, Inc.	550	5,692
	Montpelier Re Holdings, Ltd.	600	10,602
	Navigators Group, Inc. (The)*	150	7,725
	Platinum Underwriters Holdings, Ltd.	400	15,236
	Safety Insurance Group, Inc.	150	6,917

			97,028
Internet & Catalog Retail - 0.62%
	Shutterfly, Inc.*	300	15,708
	ValueVision Media, Inc., Class A*	400	2,544

			18,252
Internet Software & Services - 4.56%
	Ancestry.com, Inc.*	450	15,952
	Dice Holdings, Inc.*	650	9,822
	Keynote Systems, Inc.	150	2,782
	LogMeln, Inc.*	250	10,540
	Marchex, Inc., Class B	350	2,754
	NIC, Inc.	650	8,099

Industry	Company	Shares	Value

Internet Software & Services (continued)
	OpenTable, Inc.*+	240	$ 25,524
	Quepasa Corp.*	150	891
	Reis, Inc.*	100	790
	Saba Software, Inc.*	300	2,943
	SAVVIS, Inc.*	550	20,400
	TechTarget, Inc.*	450	4,010
	Travelzoo, Inc.*+	150	9,988
	ValueClick, Inc.*	800	11,568
	Vocus, Inc.*	200	5,172
	Web.com Group, Inc.*	250	3,648

			134,883

IT Services - 1.09%
	Cass Information Systems, Inc.	100	3,929
	Forrester Research, Inc.	200	7,658
	Wright Express Corp.*	400	20,736

			32,323

Leisure Equipment & Products - 0.06%
	Adams Golf, Inc.*	50	272
	Black Diamond, Inc.*	200	1,380

			1,652

Life Sciences Tools & Services - 0.17%
	Caliper Life Sciences, Inc.*	500	3,380
	Medtox Scientific, Inc.	100	1,641

			5,021

Machinery - 4.97%
	Altra Holdings, Inc.*	250	5,905
	Art’s-Way Manufacturing Co. Inc.+	50	507
	Cascade Corp.	100	4,458
	Chart Industries, Inc.*	300	16,512
	Colfax Corp.*	450	10,328
	Commercial Vehicle Group, Inc.*	300	5,352
	EnPro Industries, Inc.*	200	7,264
	Graham Corp.	100	2,394
	Hurco Cos., Inc.*	50	1,525
	LB Foster Co., Class A	100	4,311
	Lindsay Corp.	150	11,853
	Meritor, Inc.*	950	16,122
	MFRI, Inc.*	50	562
	NN, Inc.*	150	2,739
	Robbins & Myers, Inc.	450	20,695
	Sun Hydraulics Corp.	150	6,465
	Tennant Co.	200	8,408
	Titan International, Inc.+	400	10,644
	TriMas Corp.*	350	7,525

www.bridgeway.com	31

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Machinery (continued)
	Twin Disc, Inc.	100	$ 3,222

			146,791
Marine - 0.62%
	Alexander & Baldwin, Inc.	400	18,260
Media - 0.91%
	Arbitron, Inc.	250	10,008
	Ascent Media Corp., Class A*	150	7,328
	Fisher Communications, Inc.*	100	3,108
	Global Sources, Ltd.*	350	4,070
	Global Traffic Network, Inc.*	200	2,494

			27,008
Metals & Mining - 3.04%
	China Shen Zhou Mining & Resources, Inc.*+	300	1,464
	Commercial Metals Co.	1,150	19,860
	Friedman Industries, Inc.	50	508
	Globe Specialty Metals, Inc.	750	17,070
	Gold Resource Corp.+	550	14,641
	Handy & Harman Ltd.*	100	1,202
	Haynes International, Inc.	100	5,545
	Synalloy Corp.	50	643
	US Gold Corp.*	1,500	13,245
	Worthington Industries, Inc.	750	15,690

			89,868
Multi-Utilities - 0.26%
	CH Energy Group, Inc.	150	7,581

Office Electronics - 0.73%
	Zebra Technologies Corp. - Class A*	550	21,582
Oil, Gas & Consumable Fuels - 9.57%
	Abraxas Petroleum Corp.*	900	5,265
	Approach Resources, Inc.*	250	8,400
	Carrizo Oil & Gas, Inc.*	400	14,772
	Clayton Williams Energy, Inc.*	100	10,570
	Cloud Peak Energy, Inc.*	600	12,954
	CVR Energy, Inc.*	900	20,844
	Enbridge Energy Management LLC*	200	12,578
	Energy Partners, Ltd.*	400	7,200
	FX Energy, Inc.*	450	3,762
	GeoResources, Inc.*	250	7,818
	Gulfport Energy Corp.*	450	16,268

Industry	Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
	Hyperdynamics Corp.*+	1,250	$ 5,775
	International Coal Group, Inc.*	2,050	23,165
	James River Coal Co.*	300	7,251
	Knightsbridge Tankers, Ltd.+	250	6,260
	Kodiak Oil & Gas Corp.*	1,750	11,725
	Magnum Hunter Resources Corp.*+	750	6,427
	Northern Oil & Gas, Inc.*	600	16,020
	Petroleum Development Corp.*	250	12,002
	Petroquest Energy, Inc.*+	650	6,084
	Resolute Energy Corp.*	550	9,977
	Uranium Energy Corp.*+	700	2,793
	Vaalco Energy, Inc.*	550	4,268
	Vanguard Natural Resources LLC	250	7,948
	Venoco, Inc.*	600	10,254
	W&T Offshore, Inc.	750	17,092
	Western Refining, Inc.*	900	15,255

			282,727

Paper & Forest Products - 0.95%
	Buckeye Technologies, Inc.	400	10,892
	KapStone Paper & Packaging Corp.*	450	7,726
	Mercer International, Inc.*+	450	6,098
	Neenah Paper, Inc.	150	3,296

			28,012

Pharmaceuticals - 1.87%
	Akorn, Inc.*	950	5,482
	Depomed, Inc.*	550	5,522
	Jazz Pharmaceuticals, Inc.*	400	12,740
	Medicines Co. (The)*	550	8,959
	Par Pharmaceutical Cos., Inc.*	350	10,878
	Pernix Therapeutics Holdings*	250	2,905
	Questcor Pharmaceuticals, Inc.*	600	8,646

			55,132

Professional Services - 1.71%
	Advisory Board Co. (The)*	150	7,725
	Corporate Executive Board Co. (The)	350	14,129
	CoStar Group, Inc.*	200	12,536
	Hudson Highland Group, Inc.*	300	1,950

32	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Professional Services (continued)
	Korn/Ferry International*	450	$ 10,022
	Mistras Group, Inc.*	250	4,302

			50,664
Real Estate Investment Trusts (REITs) - 3.40%
	Alexander’s, Inc.	50	20,348
	Colonial Properties Trust	800	15,400
	Extra Space Storage, Inc.	900	18,639
	Gladstone Commercial Corp.	100	1,824
	Post Properties, Inc.	500	19,625
	Saul Centers, Inc.	200	8,910
	Urstadt Biddle Properties, Inc., Class A	300	5,706
	U-Store-It Trust	950	9,994

			100,446
Road & Rail - 1.37%
	Old Dominion Freight Line, Inc.*	550	19,300
	Patriot Transportation Holding, Inc.*	100	2,675
	Werner Enterprises, Inc.	700	18,529

			40,504
Semiconductors & Semiconductor Equipment - 5.57%
	Amtech Systems, Inc.*	100	2,524
	AXT, Inc.*	300	2,151
	Brooks Automation, Inc.*	650	8,924
	BTU International, Inc.*	100	1,100
	Cavium Networks, Inc.*	450	20,218
	CEVA, Inc.*	200	5,346
	Cirrus Logic, Inc.*	700	14,721
	Cymer, Inc.*	300	16,974
	Entropic Communications, Inc.*+	850	7,182
	GSI Technology, Inc.*	300	2,727
	GT Solar International, Inc.*+	1,250	13,325
	IXYS Corp*	300	4,029
	Microsemi Corp.*	850	17,604
	MIPS Technologies, Inc.*	500	5,245
	MoSys, Inc.*	350	2,104
	Nanometrics, Inc.*	200	3,618
	NVE Corp.*	50	2,817
	Omnivision Technologies, Inc.*	550	19,542
	Silicon Image, Inc.*	800	7,176
	Ultratech, Inc.*	250	7,350

			164,677

Industry	Company	Shares	Value

Software - 5.00%
	ACI Worldwide, Inc.*	350	$ 11,480
	Advent Software, Inc.*	500	14,335
	Bsquare Corp.*	100	714
	Callidus Software, Inc.*	300	2,061
	CommVault Systems, Inc.*	450	17,946
	Datawatch Corp.*	50	262
	DemandTec, Inc.*	300	3,948
	Digimarc Corp.*	50	1,445
	ePlus, Inc.*	100	2,661
	Magma Design Automation, Inc.*	650	4,433
	Mentor Graphics Corp.*	1,100	16,093
	Netscout Systems, Inc.*	400	10,928
	NetSuite, Inc.*+	650	18,902
	Opnet Technologies, Inc.	200	7,798
	Radiant Systems, Inc.*	400	7,080
	Sonic Foundry, Inc.*	50	750
	Synchronoss Technologies, Inc.*	350	12,162
	Ultimate Software Group, Inc.*	250	14,688

			147,686

Specialty Retail - 0.95%
	Cost Plus, Inc.*	200	1,964
	Lithia Motors, Inc., Class A	250	3,645
	Monro Muffler Brake, Inc.	300	9,894
	Vitamin Shoppe, Inc.*	300	10,149
	Winmark Corp.	50	2,306

			27,958

Textiles, Apparel & Luxury Goods - 0.78%
	CROCS, Inc.*	900	16,056
	Movado Group, Inc.*	250	3,670
	Unifi, Inc.*	200	3,400

			23,126

Thrifts & Mortgage Finance - 0.81%
	Alliance Bancorp, Inc. of Pennsylvania	50	538
	Beacon Federal Bancorp, Inc.	50	726
	Clifton Savings Bancorp, Inc.	250	2,968
	First Pactrust Bancorp, Inc.	50	795
	Fox Chase Bancorp, Inc.	150	2,088
	Meridian Interstate Bancorp, Inc.*	200	2,810
	Provident Financial Services, Inc.	600	8,880

www.bridgeway.com	33

Bridgeway Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company		Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
	Rockville Financial, Inc.		303	$ 3,160
	Territorial Bancorp, Inc.		100	1,992

				23,957
Trading Companies & Distributors - 1.95%
	Aceto Corp.		250	1,992
	CAI International, Inc.*		200	5,172
	Rush Enterprises, Inc., Class A*		350	6,930
	Textainer Group Holdings, Ltd.		500	18,580
	Titan Machinery, Inc.*		200	5,050
	United Rentals, Inc.*		600	19,968

				57,692
Water Utilities - 0.09%
	York Water Co.		150	2,612
Wireless Telecommunication Services - 0.10%
	USA Mobility, Inc.		200	2,898

TOTAL COMMON STOCKS - 97.33%				2,876,690
(Cost $2,557,093)

EXCHANGE TRADED FUND - 2.81%
	iShares Russell 2000 Index Fund		987	83,076

TOTAL EXCHANGE TRADED FUND - 2.81%				83,076

(Cost $80,168)

		Rate^	Shares	Value
MONEY MARKET FUND - 0.46%
BlackRock FedFund		0.01%	13,675	13,675

TOTAL MONEY MARKET FUND - 0.46%				13,675

(Cost $13,675)

Value

TOTAL INVESTMENTS - 100.60%	$2,973,441
(Cost $2,650,936)
Liabilities in Excess of Other Assets - (0.60%)	(17,846)

NET ASSETS - 100.00%	$2,955,595

*	Non-income producing security.
^	Rate disclosed as of March 31, 2011.
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $214,074 at March 31, 2011.

ADR - American Depositary Receipt

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,876,690	$—	$—	$2,876,690
Exchange Traded Fund	83,076	—	—	83,076
Money Market Fund	—	13,675	—	13,675

TOTAL	$2,959,766	$13,675	$—	$2,973,441

See Notes to Quarterly Schedule of Investments.

34	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Small-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 99.62%
Air Freight & Logistics - 1.02%
	Park-Ohio Holdings Corp.*	24,600	$ 508,236
Airlines - 1.52%
	Alaska Air Group, Inc.*	11,900	754,698

Auto Components - 2.25%
	American Axle & Manufacturing Holdings, Inc.*	47,100	592,989
	Tenneco, Inc.*	12,400	526,380

			1,119,369

Beverages - 0.50%
	Boston Beer Co., Inc., Class A*	2,700	250,074

Capital Markets - 2.12%
	Virtus Investment Partners, Inc.*	17,900	1,054,668

Chemicals - 4.02%
	Arch Chemicals, Inc.	15,900	661,281
	Ferro Corp.*	41,700	691,803
	KMG Chemicals, Inc.	33,000	648,780

			2,001,864

Commercial Services & Supplies - 2.81%
	Consolidated Graphics, Inc.*	14,500	792,135
	Deluxe Corp.	22,900	607,766

			1,399,901

Communications Equipment - 2.34%
	Digi International, Inc.*	62,700	662,112
	Finisar Corp.*	20,400	501,840

			1,163,952

Construction & Engineering - 1.37%
	Great Lakes Dredge & Dock Corp.	89,400	682,122

Consumer Finance - 2.77%
	Credit Acceptance Corp.*	6,400	454,144
	Ezcorp, Inc., Class A*	29,500	926,005

			1,380,149

Containers & Packaging - 1.28%
	Rock-Tenn Co., Class A	9,200	638,020

Diversified Telecommunication Services - 2.38%
	Alaska Communications Systems Group, Inc.+	51,700	550,605
	Vonage Holdings Corp.*	138,700	632,472

			1,183,077

Industry	Company	Shares	Value

Electrical Equipment - 1.76%
	Polypore International, Inc.*	15,200	$ 875,216

Electronic Equipment, Instruments & Components - 7.60%
	Daktronics, Inc.	33,800	363,350
	Insight Enterprises, Inc.*	33,700	573,911
	LeCroy Corp.*	56,000	748,720
	OSI Systems, Inc.*	16,300	611,739
	Power-One, Inc.*+	77,800	680,750
	Richardson Electronics, Ltd.	60,900	802,662

			3,781,132

Energy Equipment & Services - 3.95%
	ION Geophysical Corp.*+	38,500	488,565
	RPC, Inc.+	58,350	1,477,422

			1,965,987

Food & Staples Retailing - 1.03%
	Ruddick Corp.	13,300	513,247

Health Care Equipment & Supplies - 4.02%
	Align Technology, Inc.*	21,900	448,512
	Analogic Corp.	9,900	559,845
	Invacare Corp.	16,000	497,920
	Synergetics USA, Inc.*	83,900	494,171

			2,000,448

Health Care Providers & Services - 11.46%
	AMERIGROUP Corp.*#	11,700	751,725
	Corvel Corp.*	18,500	983,830
	Ensign Group, Inc. (The)	14,300	456,599
	Gentiva Health Services, Inc.*	20,600	577,418
	Metropolitan Health Networks, Inc.*	129,900	614,427
	MWI Veterinary Supply, Inc.*	9,500	766,460
	PharMerica Corp.*	22,500	257,400
	Providence Service Corp. (The)*	52,100	780,458
	Sunrise Senior Living, Inc.*	43,100	514,183

			5,702,500

Internet Software & Services - 1.15%
	Travelzoo, Inc.*+	8,600	572,674

IT Services - 3.93%
	Cardtronics, Inc.*	35,800	728,530
	Cognizant Technology Solutions Corp., Class A*	6,680	543,752
	Lionbridge Technologies, Inc.*	199,500	684,285

			1,956,567

www.bridgeway.com	35

Bridgeway Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Machinery - 9.84%
	Altra Holdings, Inc.*	40,700	$ 961,334
	NACCO Industries, Inc., Class A	6,700	741,489
	NN, Inc.*	27,700	505,802
	Sauer-Danfoss, Inc.*	24,600	1,252,878
	TriMas Corp.*	52,500	1,128,750
	Twin Disc, Inc.	9,500	306,090

			4,896,343

Media - 2.94%
	Cinemark Holdings, Inc.	12,600	243,810
	Knology, Inc.*	16,700	215,597
	Sinclair Broadcast Group, Inc., Class A	80,100	1,004,454

			1,463,861

Metals & Mining - 1.59%
	Materion Corp.*	19,400	791,520

Multiline Retail - 1.17%
	Bon-Ton Stores, Inc. (The)*+	37,700	584,350

Oil, Gas & Consumable Fuels - 2.53%
	Cheniere Energy, Inc.*+	42,900	399,399
	L&L Energy, Inc.*+	90,500	626,260
	Venoco, Inc.*	13,700	234,133

			1,259,792

Pharmaceuticals - 1.18%
	Medicines Co. (The)*	36,200	589,698

Professional Services - 1.07%
	Insperity, Inc.	17,500	531,650

Semiconductors & Semiconductor Equipment - 8.56%
	Brooks Automation, Inc.*	34,300	470,939
	Cirrus Logic, Inc.*	57,300	1,205,019
	GT Solar International, Inc.*+	71,700	764,322
	Lattice Semiconductor Corp.*	146,100	861,990
	TriQuint Semiconductor, Inc.*	39,800	513,818
	Veeco Instruments, Inc.*+	8,700	442,308

			4,258,396

Software - 0.57%
	Informatica Corp.*	5,400	282,042

Specialty Retail - 5.36%
	Destination Maternity Corp.	10,800	249,156
	Monro Muffler Brake, Inc.	25,050	826,149
	Sally Beauty Holdings, Inc.*	48,800	683,688

Industry	Company	Shares	Value

Specialty Retail (continued)
	Ulta Salon Cosmetics & Fragrance, Inc.*	18,900	$ 909,657

			2,668,650

Textiles, Apparel & Luxury Goods - 4.25%
	CROCS, Inc.*	57,100	1,018,664
	Deckers Outdoor Corp.*	6,600	568,590
	Timberland Co. (The), Class A*	12,800	528,512

			2,115,766

Trading Companies & Distributors - 1.28%
	DXP Enterprises, Inc.*	27,700	639,316

TOTAL COMMON STOCKS - 99.62%			49,585,285

(Cost $38,266,458)

TOTAL INVESTMENTS - 99.62%			$49,585,285
(Cost $38,266,458)
Other Assets in Excess of Liabilities - 0.38%			187,141

	NET ASSETS - 100.00%		$49,772,426

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $751,725.
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $5,769,560 at March 31, 2011.

36	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$49,585,285	$—	$—	$49,585,285

TOTAL	$49,585,285	$—	$—	$49,585,285

Other Financial Instruments**
Swaps	$—	$(326)	$—	$ (326)

TOTAL	$—	$(326)	$—	$ (326)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	37

Bridgeway Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 99.06%
Aerospace & Defense - 0.72%
	Esterline Technologies Corp.*	10,500	$ 742,560

Airlines - 4.05%
	Alaska Air Group, Inc.*	22,200	1,407,924
	Republic Airways Holdings, Inc.*	157,500	1,012,725
	Skywest, Inc.	37,200	629,424
	US Airways Group, Inc.*+	132,100	1,150,591

			4,200,664

Beverages - 0.92%
	Craft Brewers Alliance, Inc.*	104,500	951,995

Capital Markets - 2.72%
	Arlington Asset Investment Corp., Class A	32,700	995,388
	BlackRock Kelso Capital Corp.+	124,500	1,261,185
	Calamos Asset Management, Inc., Class A	34,100	565,719

			2,822,292

Chemicals - 6.15%
	Arch Chemicals, Inc.	32,900	1,368,311
	Ferro Corp.*	86,900	1,441,671
	Georgia Gulf Corp.*	20,200	747,400
	Quaker Chemical Corp.	32,500	1,305,525
	Westlake Chemical Corp.	27,000	1,517,400

			6,380,307

Commercial Banks - 3.12%
	BancFirst Corp.	9,900	422,532
	City Holding Co.	39,100	1,382,576
	Merchants Bancshares, Inc.	11,500	304,520
	Southwest Bancorp, Inc.*	79,800	1,132,362

			3,241,990

Commercial Services & Supplies - 1.71%
	M&F Worldwide Corp.*	30,900	776,208
	UniFirst Corp.	18,800	996,588

			1,772,796

Communications Equipment - 0.14%
	Emcore Corp.*	54,580	140,816

Construction & Engineering - 2.74%
	Great Lakes Dredge & Dock Corp.	168,600	1,286,418
	MasTec, Inc.*	75,000	1,560,000

			2,846,418

Industry	Company	Shares	Value

Consumer Finance - 5.38%
	Advance America, Cash Advance Centers, Inc.	217,400	$1,152,220
	Ezcorp, Inc., Class A*	32,400	1,017,036
	Nelnet, Inc., Class A	48,900	1,067,487
	World Acceptance Corp.*+	36,000	2,347,200

			5,583,943

Containers & Packaging -1.34%
	Rock-Tenn Co., Class A	20,100	1,393,935

Diversified Telecommunication Services - 3.58%
	General Communication, Inc., Class A*	121,400	1,328,116
	IDT Corp., Class B+	41,500	1,118,425
	Vonage Holdings Corp.*	277,700	1,266,312

			3,712,853

Electric Utilities - 2.31%
	Cleco Corp.	28,400	973,836
	El Paso Electric Co.*	46,800	1,422,720

			2,396,556

Electronic Equipment, Instruments & Components - 4.41%
	Insight Enterprises, Inc.*	67,400	1,147,822
	OSI Systems, Inc.*	33,700	1,264,761
	Power-One, Inc.*+	68,700	601,125
	Richardson Electronics, Ltd.	118,600	1,563,148

			4,576,856

Energy Equipment & Services - 6.17%
	Complete Production Services, Inc.*	56,000	1,781,360
	Hercules Offshore, Inc.*	339,300	2,242,773
	Pioneer Drilling Co.*	172,200	2,376,360

			6,400,493

Food & Staples Retailing - 1.07%
	Ruddick Corp.	28,900	1,115,251

Gas Utilities - 0.91%
	Chesapeake Utilities Corp.	22,800	948,936

Health Care Providers & Services - 3.70%
	Healthspring, Inc.*	54,500	2,036,665
	Kindred Healthcare, Inc.*	31,600	754,608
	PharMerica Corp.*	44,400	507,936
	Triple-S Management Corp., Class B*	26,100	537,138

			3,836,347

Household Durables - 0.65%
	Blyth, Inc.	20,600	669,294

38	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Insurance - 10.51%
	AmTrust Financial Services, Inc.	59,000	$ 1,125,130
	Employers Holdings, Inc.	89,900	1,857,334
	Harleysville Group, Inc.	35,200	1,166,176
	Infinity Property & Casualty Corp.	22,400	1,332,576
	Meadowbrook Insurance Group, Inc.	149,800	1,550,430
	ProAssurance Corp.*	13,300	842,821
	RLI Corp.	13,400	772,510
	Safety Insurance Group, Inc.	38,600	1,779,846
	Universal Insurance Holdings, Inc.	87,491	474,201

			10,901,024

Machinery - 1.57%
	Mueller Industries, Inc.	44,400	1,625,928

Marine - 0.96%
	International Shipholding Corp.	39,900	993,510

Media - 2.47%
	Sinclair Broadcast Group, Inc., Class A	171,200	2,146,848
	Valassis Communications, Inc.*	14,400	419,616

			2,566,464

Metals & Mining - 1.51%
	Kaiser Aluminum Corp.	31,900	1,571,075

Multiline Retail - 1.02%
	Dillard’s, Inc., Class A+	26,500	1,063,180

Oil, Gas & Consumable Fuels - 3.57%
	International Coal Group, Inc.*	133,500	1,508,550
	Knightsbridge Tankers, Ltd.+	57,800	1,447,312
	Petroleum Development Corp.*	15,700	753,757

			3,709,619

Paper & Forest Products - 1.10%
	PH Glatfelter Co.	85,600	1,140,192

Pharmaceuticals - 1.18%
	Medicines Co. (The)*	75,100	1,223,379

Real Estate Investment Trusts (REITs) - 10.96%
	BioMed Realty Trust, Inc.	103,000	1,959,060
	First Industrial Realty Trust, Inc.*+	209,700	2,493,333
	Gramercy Capital Corp.*	225,300	955,272

Industry	Company	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
	MPG Office Trust, Inc.*#	392,700	$ 1,456,917
	Newcastle Investment Corp.*	181,500	1,096,260
	Retail Opportunity Investments Corp.	123,500	1,351,090
	Sabra Healthcare REIT, Inc.	27,400	482,514
	Weingarten Realty Investors	62,940	1,577,277

			11,371,723

Road & Rail - 1.47%
	Amerco, Inc.*	15,700	1,522,900

Semiconductors & Semiconductor Equipment - 2.56%
	Brooks Automation, Inc.*	42,700	586,271
	Photronics, Inc.*	230,300	2,065,791

			2,652,062

Specialty Retail - 4.12%
	MarineMax, Inc.*	124,200	1,224,612
	Pep Boys-Manny, Moe & Jack (The)	37,800	480,438
	Sally Beauty Holdings, Inc.*	99,600	1,395,396
	Stage Stores, Inc.	61,200	1,176,264

			4,276,710

Thrifts & Mortgage Finance - 2.38%
	Flagstar Bancorp, Inc.*	536,900	805,350
	Meridian Interstate Bancorp, Inc.*	40,200	564,810
	Ocwen Financial Corp.*	100,100	1,103,102

			2,473,262

Trading Companies & Distributors - 1.89%
	United Rentals, Inc.*	59,000	1,963,520

TOTAL COMMON STOCKS - 99.06%			102,788,850

(Cost $79,006,697)

TOTAL INVESTMENTS - 99.06%			$102,788,850
(Cost $79,006,697)
Other Assets in Excess of Liabilities - 0.94%			979,524

NET ASSETS - 100.00%			$103,768,374

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $1,456,917.
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $6,429,997 at March 31, 2011.

LLC - Limited Liability Company

www.bridgeway.com	39

Bridgeway Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

Valuation Inputs
Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$102,788,850	$—	$—	$102,788,850

TOTAL	$102,788,850	$—	$—	$102,788,850

Other Financial Instruments**
Swaps	$—	$4,820	$—	$ 4,820

TOTAL	$—	$4,820	$—	$ 4,820

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

40	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Large-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 100.00%
Aerospace & Defense - 3.70%
	Boeing Co. (The)	5,900	$436,187
	Huntington Ingalls Industries, Inc.*	1,750	72,625
	Lockheed Martin Corp.	12,300	988,920
	Northrop Grumman Corp.	10,500	658,455

			2,156,187
Auto Components - 1.51%
	TRW Automotive Holdings
	Corp.*	16,000	881,280

Automobiles - 0.82%
	Ford Motor Co.*	32,300	481,593

Beverages - 3.19%
	Brown-Forman Corp., Class B	12,600	860,580
	Coca-Cola Enterprises, Inc.	14,300	390,390
	Dr. Pepper Snapple Group, Inc.	16,500	613,140

			1,864,110

Biotechnology - 0.49%
	Gilead Sciences, Inc.*	6,740	286,045

Capital Markets - 1.67%
	Franklin Resources, Inc.	7,800	975,624

Chemicals - 2.45%
	Ashland, Inc.	12,000	693,120
	Sherwin-Williams Co. (The)	8,800	739,112

			1,432,232

Communications Equipment - 3.36%
	Cisco Systems, Inc.	29,000	497,350
	F5 Networks, Inc.*	9,000	923,130
	JDS Uniphase Corp.*	25,800	537,672

			1,958,152

Computers & Peripherals - 5.68%
	Apple, Inc.*	3,400	1,184,730
	Hewlett-Packard Co.	14,200	581,774
	NetApp, Inc.*	11,700	563,706
	SanDisk Corp.*	21,400	986,326

			3,316,536

Diversified Consumer Services - 0.51%
	ITT Educational Services, Inc.*+	4,100	295,815

Diversified Financial Services - 0.70%
	Moody’s Corp.	12,000	406,920

Industry	Company	Shares	Value

Electrical Equipment - 0.78%
	Thomas & Betts Corp.*	7,700	$457,919

Electronic Equipment, Instruments & Components - 1.82%
	Arrow Electronics, Inc.*	25,300	1,059,564

Energy Equipment & Services - 2.87%
	Atwood Oceanics, Inc.*	6,800	315,724
	Diamond Offshore Drilling, Inc.+	6,300	489,510
	Halliburton Co.	17,400	867,216

			1,672,450

Food & Staples Retailing - 2.33%
	CVS Caremark Corp.	20,440	701,501
	Wal-Mart Stores, Inc.	12,600	655,830

			1,357,331

Food Products - 0.53%
	General Mills, Inc.	8,400	307,020

Health Care Equipment & Supplies - 3.50%
	CR Bard, Inc.	7,900	784,549
	Intuitive Surgical, Inc.*	1,800	600,228
	Medtronic, Inc.	16,700	657,145

			2,041,922

Health Care Providers & Services - 2.70%
	AmerisourceBergen Corp.	21,400	846,584
	Quest Diagnostics, Inc.#	12,600	727,272

			1,573,856

Hotels, Restaurants & Leisure - 1.62%
	Starbucks Corp.	25,600	945,920

Household Products - 2.24%
	Colgate-Palmolive Co.	7,500	605,700
	Procter & Gamble Co. (The)	11,400	702,240

			1,307,940

Industrial Conglomerates - 1.32%
	General Electric Co.	38,400	769,920

Insurance - 2.95%
	Aflac, Inc.	10,300	543,634
	Axis Capital Holdings, Ltd.	12,700	443,484
	Travelers Cos., Inc. (The)	12,300	731,604

			1,718,722

Internet & Catalog Retail - 4.11%
	Netflix, Inc.*	5,400	1,281,582

www.bridgeway.com	41

Bridgeway Large-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Internet & Catalog Retail (continued)
	priceline.com, Inc.*	2,200	$ 1,114,168

			2,395,750

Internet Software & Services - 3.25%
	Akamai Technologies, Inc.*	22,100	839,800
	Google, Inc., Class A*	1,800	1,055,178

			1,894,978

IT Services - 3.93%
	Cognizant Technology
	Solutions Corp., Class A*	8,100	659,340
	International Business
	Machines Corp.	6,300	1,027,341
	Mastercard, Inc., Class A	2,400	604,128

			2,290,809

Machinery - 1.43%
	Cummins, Inc.	7,600	833,112

Media - 1.40%
	Viacom, Inc., Class B	17,600	818,752

Metals & Mining - 2.84%
	Alcoa, Inc.	26,700	471,255
	Freeport-McMoRan Copper & Gold, Inc.	16,400	911,020
	Newmont Mining Corp.	5,000	272,900

			1,655,175

Multiline Retail - 0.93%
	Target Corp.	10,900	545,109

Oil, Gas & Consumable Fuels - 10.23%
	Alpha Natural Resources, Inc.*+	7,100	421,527
	Chevron Corp.	7,500	805,725
	Cimarex Energy Co.	4,200	484,008
	El Paso Corp.	44,800	806,400
	Exxon Mobil Corp.	10,500	883,365
	SM Energy Co.	7,100	526,749
	Southwestern Energy Co.*	23,700	1,018,389
	Ultra Petroleum Corp.*	12,900	635,325
	Williams Cos., Inc. (The)	12,500	389,750

			5,971,238

Pharmaceuticals - 1.47%
	Bristol-Myers Squibb Co.	21,653	572,289
	Johnson & Johnson	4,800	284,400

			856,689

Road & Rail - 1.04%
	Union Pacific Corp.	6,200	609,646

Industry	Company	Shares	Value

Semiconductors & Semiconductor Equipment - 7.54%
	Altera Corp.	14,600	$ 642,692
	Atmel Corp.*	71,600	975,908
	First Solar, Inc.*+	2,800	450,352
	Intel Corp.	54,200	1,093,214
	Lam Research Corp.*	9,000	509,940
	Xilinx, Inc.	22,100	724,880

			4,396,986

Software - 3.44%
	Microsoft Corp.	23,600	598,496
	Oracle Corp.	24,900	830,913
	VMware, Inc., Class A*	7,100	578,934

			2,008,343

Specialty Retail - 6.05%
	Advance Auto Parts, Inc.	7,100	465,902
	AutoZone, Inc.*	2,900	793,324
	Gap, Inc. (The)	33,500	759,110
	Ross Stores, Inc.	9,400	668,528
	TJX Cos., Inc.	17,000	845,410

			3,532,274

Textiles, Apparel & Luxury Goods - 1.50%
	Coach, Inc.	16,800	874,272

Trading Companies & Distributors - 2.24%
	W.W. Grainger, Inc.	9,500	1,307,960

Wireless Telecommunication Services - 1.86%
	MetroPCS Communications, Inc.*	66,900	1,086,456

TOTAL COMMON STOCKS - 100.00%			58,344,607

(Cost $46,547,689)

42	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Large-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.03%
BlackRock FedFund	0.01%	18,498	$18,498

TOTAL MONEY MARKET FUND - 0.03%			18,498

(Cost $18,498)

TOTAL INVESTMENTS - 100.03%			$58,363,105
(Cost $46,566,187)
Liabilities in Excess of Other Assets - (0.03%)			(15,888)

NET ASSETS - 100.00%			$58,347,217

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $727,272.
^	Rate disclosed as of March 31, 2011.
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $1,409,151 at March 31, 2011.

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$58,344,607	$—	$—	$58,344,607
Money Market Fund	—	18,498	—	18,498

TOTAL	$58,344,607	$18,498	$—	$58,363,105

Other Financial Instruments**
Swaps	$ —	$1,629	$—	$1,629

TOTAL	$ —	$1,629	$—	$1,629

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	43

Bridgeway Large-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 99.27%
Aerospace & Defense - 5.71%
	Huntington Ingalls Industries, Inc.*	1,017	$ 42,192
	L-3 Communications Holdings, Inc.	4,300	336,733
	Lockheed Martin Corp.	5,600	450,240
	Northrop Grumman Corp.	6,100	382,531
	Raytheon Co.	8,000	406,960

			1,618,656

Auto Components - 1.42%
	TRW Automotive Holdings Corp.*	7,300	402,084

Beverages - 2.71%
	Brown-Forman Corp., Class B	4,600	314,180
	Coca-Cola Enterprises, Inc.	7,000	191,100
	Dr. Pepper Snapple Group, Inc.	7,100	263,836

			769,116

Capital Markets - 1.94%
	Ameriprise Financial, Inc.	4,500	274,860
	Morgan Stanley	10,100	275,932

			550,792

Chemicals - 2.71%
	E.I. du Pont de Nemours & Co.	8,000	439,760
	Sherwin-Williams Co. (The)	3,900	327,561

			767,321

Commercial Banks - 3.89%
	City National Corp.	2,400	136,920
	M&T Bank Corp.+	3,700	327,339
	Wells Fargo & Co.	20,100	637,170

			1,101,429

Computers & Peripherals - 0.94%
	SanDisk Corp.*	5,800	267,322

Construction & Engineering - 1.11%
	URS Corp.*	6,800	313,140

Consumer Finance - 1.08%
	Capital One Financial Corp.	5,900	306,564

Diversified Financial Services - 1.28%
	CME Group, Inc.	1,200	361,860

Diversified Telecommunication Services - 1.99%
	AT&T, Inc.	18,449	564,540

Industry	Company	Shares	Value

Electric Utilities - 3.14%
	American Electric Power Co., Inc.	8,100	$ 284,634
	Duke Energy Corp.	17,400	315,810
	Southern Co.	7,550	287,730

			888,174

Electronic Equipment, Instruments & Components - 2.82%
	Arrow Electronics, Inc.*	10,700	448,116
	Vishay Intertechnology, Inc.*	19,800	351,252

			799,368

Energy Equipment & Services - 2.46%
	National Oilwell Varco, Inc.	3,400	269,518
	Unit Corp.*	6,900	427,455

			696,973

Food & Staples Retailing - 3.59%
	CVS Caremark Corp.	11,480	393,994
	Safeway, Inc.	13,000	306,020
	Wal-Mart Stores, Inc.	6,100	317,505

			1,017,519

Food Products - 0.86%
	Campbell Soup Co.	7,400	245,014

Gas Utilities - 0.56%
	Energen Corp.	2,500	157,800

Health Care Providers & Services - 7.83%
	AmerisourceBergen Corp.	6,800	269,008
	CIGNA Corp.	4,900	216,972
	McKesson Corp.	9,300	735,165
	Quest Diagnostics, Inc.	5,400	311,688
	UnitedHealth Group, Inc.	8,800	397,760
	WellPoint, Inc.	4,100	286,139

			2,216,732

Household Products - 2.36%
	Colgate-Palmolive Co.	4,300	347,268
	Procter & Gamble Co. (The)	5,200	320,320

			667,588

Industrial Conglomerates - 1.16%
	General Electric Co.	16,400	328,820

Insurance - 12.61%
	Aflac, Inc.	7,300	385,294
	American International Group, Inc.*+	4,700	165,158
	Axis Capital Holdings, Ltd.	3,900	136,188

44	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Large-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Insurance (continued)
	Berkshire Hathaway, Inc.,
	Class B*	6,700	$ 560,321
	Chubb Corp.	8,000	490,480
	Everest Re Group, Ltd.	1,600	141,088
	Loews Corp.	10,800	465,372
	PartnerRe, Ltd.	1,700	134,708
	Prudential Financial, Inc.	7,600	468,008
	Reinsurance Group of America, Inc.	3,500	219,730
	Travelers Cos., Inc. (The)	6,800	404,464

			3,570,811

Media - 3.73%
	DIRECTV, Class A*	6,200	290,160
	Time Warner, Inc.	8,466	302,236
	Walt Disney Co. (The)	7,700	331,793
	Washington Post Co., Class B (The)+	300	131,268

			1,055,457

Metals & Mining - 1.03%
	Alcoa, Inc.	16,500	291,225

Oil, Gas & Consumable Fuels - 10.49%
	Chesapeake Energy Corp.	11,400	382,128
	Chevron Corp.	7,514	807,229
	ConocoPhillips	6,600	527,076
	Exxon Mobil Corp.	8,100	681,453
	Hess Corp.	1,700	144,857
	Valero Energy Corp.	9,700	289,254
	Williams Cos., Inc. (The)	4,500	140,310

			2,972,307

Pharmaceuticals - 5.02%
	Bristol-Myers Squibb Co.	12,172	321,706
	Merck & Co., Inc.	10,100	333,401
	Pfizer, Inc.	37,800	767,718

			1,422,825

Real Estate Investment Trusts (REITs) - 5.03%
	AvalonBay Communities, Inc.	3,900	468,312
	CommonWealth REIT	5,100	132,447
	HCP, Inc.	10,165	385,660
	Ventas, Inc.	8,100	439,830

			1,426,249

Road & Rail - 2.05%
	Union Pacific Corp.	5,900	580,147

Semiconductors & Semiconductor Equipment - 4.09%
	Atmel Corp.*	32,200	438,886

Industry	Company	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
	Intel Corp.	13,500	$ 272,295
	Micron Technology, Inc.*	39,100	448,086

			1,159,267
Software - 0.93%
	Microsoft Corp.#	10,400	263,744
Specialty Retail - 1.18%
	Gap, Inc. (The)	14,700	333,102
Textiles, Apparel & Luxury Goods - 1.15%
	VF Corp.	3,300	325,149
Thrifts & Mortgage Finance - 0.94%
	New York Community
	Bancorp, Inc.	15,400	265,804
Wireless Telecommunication Services - 1.46%
	MetroPCS Communications, Inc.*	25,400	412,496

TOTAL COMMON STOCKS - 99.27%			28,119,395

(Cost $21,147,300)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.71%
BlackRock FedFund	0.01%	199,894	199,894

TOTAL MONEY MARKET FUND - 0.71%			199,894

(Cost $199,894)

TOTAL INVESTMENTS - 99.98%			$28,319,289
(Cost $21,347,194)
Other Assets in Excess of Liabilities - 0.02%			5,497

NET ASSETS - 100.00%			$28,324,786

*	Non-income producing security.
#	Securities, or a portion thereof, segregated to cover the Fund’s obligation under swap agreements. The total market value of segregated assets is $263,744.
^	Rate disclosed as of March 31, 2011.
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $623,765 at March 31, 2011.

www.bridgeway.com	45

Bridgeway Large-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common
Stocks	$28,119,395	$ —	$—	$28,119,395
Money Market
Fund	—	199,894	—	199,894

TOTAL	$28,119,395	$ 199,894	$—	$28,319,289

Other Financial
Instruments**
Swaps	$ —	$ 880	$—	$880

TOTAL	$ —	$ 880	$—	$880

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the investment.

See Notes to Quarterly Schedule of Investments.

46	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 99.90%
Aerospace & Defense - 2.70%
	United Technologies Corp.	107,880	$ 9,132,042

Air Freight & Logistics - 2.73%
	United Parcel Service, Inc., Class B	124,163	9,227,794

Beverages - 5.31%
	Coca-Cola Co. (The)	137,357	9,113,637
	PepsiCo, Inc.	137,250	8,840,272

			17,953,909

Capital Markets - 2.65%
	Goldman Sachs Group, Inc. (The)	56,600	8,969,402

Chemicals - 2.70%
	Monsanto Co.	126,350	9,130,051

Commercial Banks - 2.70%
	Wells Fargo & Co.	287,559	9,115,620

Communications Equipment - 2.68%
	Cisco Systems, Inc.	528,608	9,065,627

Computers & Peripherals - 6.36%
	Apple, Inc.*	36,000	12,544,200
	Hewlett-Packard Co.	218,300	8,943,751

			21,487,951

Diversified Financial Services - 5.50%
	Bank of America Corp.	680,108	9,065,840
	JPMorgan Chase & Co.	206,395	9,514,809

			18,580,649

Diversified Telecommunication Services - 5.45%
	AT&T, Inc.	304,225	9,309,285
	Verizon Communications, Inc.	236,089	9,098,870

			18,408,155

Energy Equipment & Services - 3.27%
	Schlumberger, Ltd.	118,400	11,041,984

Food & Staples Retailing - 5.31%
	CVS Caremark Corp.	258,800	8,882,016
	Wal-Mart Stores, Inc.	173,819	9,047,279

			17,929,295

Hotels, Restaurants & Leisure - 2.67%
	McDonald’s Corp.	118,400	9,009,056

Industry	Company	Shares	Value

Household Products - 2.71%
	Procter & Gamble Co. (The)	148,526	$ 9,149,202

Industrial Conglomerates - 5.44%
	3M Co.	99,100	9,265,850
	General Electric Co.	455,143	9,125,617

			18,391,467

Insurance - 2.72%
	Berkshire Hathaway, Inc., Class B*	109,750	9,178,393

Internet Software & Services - 2.67%
	Google, Inc., Class A*	15,370	9,010,048

IT Services - 5.61%
	International Business Machines Corp.	59,467	9,697,284
	Visa, Inc., Class A	125,800	9,261,396

			18,958,680

Oil, Gas & Consumable Fuels - 11.70%
	Chevron Corp.	96,395	10,355,715
	ConocoPhillips	128,115	10,231,264
	Exxon Mobil Corp.	110,587	9,303,684
	Occidental Petroleum Corp.	92,300	9,644,427

			39,535,090

Pharmaceuticals - 10.77%
	Abbott Laboratories	186,000	9,123,300
	Johnson & Johnson	153,552	9,097,956
	Merck & Co., Inc.	272,335	8,989,778
	Pfizer, Inc.	451,344	9,166,797

			36,377,831

Semiconductors & Semiconductor Equipment - 2.70%
	Intel Corp.	452,043	9,117,707

Software - 5.55%
	Microsoft Corp.	355,945	9,026,765
	Oracle Corp.	291,713	9,734,463

			18,761,228

TOTAL COMMON STOCKS - 99.90%			337,531,181

(Cost $269,411,694)

www.bridgeway.com	47

Bridgeway Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.04%
BlackRock FedFund	0.01%	111,298	$111,298

TOTAL MONEY MARKET FUND - 0.04%			111,298

(Cost $111,298)

TOTAL INVESTMENTS - 99.94% (Cost $269,522,992)			$337,642,479
Other Assets in Excess of Liabilities - 0.06%			216,757

NET ASSETS - 100.00%			$337,859,236

*	Non-income producing security.
^	Rate disclosed as of March 31, 2011.

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$337,531,181	$ —	$—	$337,531,181
Money Market Fund	—	111,298	—	111,298

TOTAL	$337,531,181	$111,298	$—	$337,642,479

See Notes to Quarterly Schedule of Investments.

48	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Managed Volatility Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 57.47%
Aerospace & Defense - 2.42%
	General Dynamics Corp.	1,400	$ 107,184
	Honeywell International, Inc.#	2,100	125,391
	Huntington Ingalls Industries, Inc.*	883	36,658
	Lockheed Martin Corp.	870	69,948
	Northrop Grumman Corp.#	5,300	332,363
	United Technologies Corp.	940	79,571

			751,115

Air Freight & Logistics - 0.36%
	FedEx Corp.	1,200	112,260

Airlines - 0.84%
	US Airways Group, Inc.*#+	30,000	261,300

Auto Components - 0.39%
	Magna International, Inc.#	2,500	119,775

Beverages - 1.39%
	Brown-Forman Corp., Class B	2,950	201,485
	Coca-Cola Co. (The)	2,500	165,875
	PepsiCo, Inc.	1,000	64,410

			431,770

Biotechnology - 0.47%
	Gilead Sciences, Inc.*	3,400	144,296

Capital Markets - 1.09%
	Ameriprise Financial, Inc.#	2,080	127,046
	Bank of New York Mellon Corp. (The)	1,032	30,826
	Charles Schwab Corp. (The)#	3,500	63,105
	Franklin Resources, Inc.	300	37,524
	Morgan Stanley	800	21,856
	State Street Corp.	1,300	58,422

			338,779

Chemicals - 0.90%
	Dow Chemical Co. (The)#	3,900	147,225
	Monsanto Co.	500	36,130
	Sherwin-Williams Co. (The)	600	50,394
	Sigma-Aldrich Corp.	700	44,548

			278,297

Commercial Banks - 1.21%
	Comerica, Inc.	1,600	58,752
	KeyCorp#	3,700	32,856
	US Bancorp#	4,100	108,363

Industry	Company	Shares	Value

Commercial Banks (continued)
	Wells Fargo & Co.#	5,571	$ 176,601

			376,572

Communications Equipment - 1.91%
	Cisco Systems, Inc.#	14,100	241,815
	JDS Uniphase Corp.*#	12,000	250,080
	Juniper Networks, Inc.*#	2,400	100,992

			592,887

Computers & Peripherals - 2.05%
	Apple, Inc.*	800	278,760
	Lexmark International, Inc., Class A*#	7,300	270,392
	SanDisk Corp.*	1,900	87,571

			636,723

Consumer Finance - 0.75%
	American Express Co.	1,500	67,800
	Capital One Financial Corp.#	3,200	166,272

			234,072
Diversified Financial Services - 1.62%
	Bank of America Corp.#	10,800	143,964
	Citigroup, Inc.*	5,100	22,542
	JPMorgan Chase & Co.#	7,300	336,530

			503,036

Diversified Telecommunication Services - 0.72%
	AT&T, Inc.	5,400	165,240
	Frontier Communications Corp.	672	5,524
	Verizon Communications, Inc.	1,400	53,956

			224,720

Electric Utilities - 0.46%
	American Electric Power Co., Inc.	1,600	56,224
	Exelon Corp.	1,100	45,364
	Progress Energy, Inc.	900	41,526

			143,114

Electrical Equipment - 0.21%
	Emerson Electric Co.	1,100	64,273

Electronic Equipment, Instruments & Components - 1.09%
	Corning, Inc.	3,300	68,079
	FLIR Systems, Inc.	1,200	41,532
	Power-One, Inc.*#	23,700	207,375

www.bridgeway.com	49

Bridgeway Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
	Sanmina-SCI Corp.*#	1,900	$ 21,299

			338,285

Energy Equipment & Services - 0.77%
	Halliburton Co.	3,500	174,440
	National Oilwell Varco, Inc.	800	63,416

			237,856

Food & Staples Retailing - 2.39%
	CVS Caremark Corp.#	6,900	236,808
	Kroger Co. (The)	1,000	23,970
	Safeway, Inc.#	3,800	89,452
	Wal-Mart Stores, Inc.#	7,500	390,375

			740,605

Food Products - 1.17%
	Archer-Daniels-Midland Co.#	2,500	90,025
	General Mills, Inc.	2,400	87,720
	Kraft Foods, Inc., Class A#	2,200	68,992
	Mead Johnson Nutrition Co.	2,016	116,787

			363,524

Health Care Equipment & Supplies - 0.81%
	Baxter International, Inc.#	2,000	107,540
	Becton Dickinson & Co.	220	17,517
	CR Bard, Inc.	500	49,655
	Stryker Corp.	1,260	76,608

			251,320

Health Care Providers & Services - 0.95%
	Express Scripts, Inc.*	1,500	83,415
	Laboratory Corp. of America Holdings*	300	27,639
	Medco Health Solutions, Inc.*	1,400	78,624
	Quest Diagnostics, Inc.	800	46,176
	UnitedHealth Group, Inc.	1,300	58,760

			294,614

Hotels, Restaurants & Leisure - 0.22%
	McDonald’s Corp.	900	68,481

Household Products - 2.39%
	Colgate-Palmolive Co.	1,500	121,140
	Kimberly-Clark Corp.	1,000	65,270
	Procter & Gamble Co. (The)#	9,000	554,400

			740,810

Independent Power Producers & Energy Traders - 0.26%
	AES Corp. (The)*	6,100	79,300

Industry	Company	Shares	Value

Industrial Conglomerates - 1.14%
	3M Co.#	2,800	$ 261,800
	General Electric Co.	4,500	90,225

			352,025

Insurance - 5.69%
	Aflac, Inc.	800	42,224
	AON Corp.#	2,500	132,400
	Berkshire Hathaway, Inc.,
	Class B*#	6,000	501,780
	Chubb Corp.#	2,500	153,275
	Principal Financial Group, Inc.	400	12,844
	Progressive Corp. (The)#	2,820	59,587
	Travelers Cos., Inc. (The)#	14,500	862,460

			1,764,570

Internet & Catalog Retail - 0.58%
	Amazon.com, Inc.*	1,000	180,130

Internet Software & Services - 0.68%
	eBay, Inc.*#	3,000	93,120
	Google, Inc., Class A*	200	117,242

			210,362

IT Services - 2.25%
	Automatic Data Processing, Inc.	800	41,048
	Cognizant Technology
	Solutions Corp., Class A*	1,000	81,400
	International Business
	Machines Corp.	1,200	195,684
	Paychex, Inc.	500	15,680
	Teradata Corp.*#	4,700	238,290
	Visa, Inc., Class A	1,300	95,706
	Western Union Co. (The)	1,500	31,155

			698,963

Leisure Equipment & Products - 0.23%
	Hasbro, Inc.#	1,500	70,260

Life Sciences Tools & Services - 0.22%
	Thermo Fisher Scientific, Inc.*	1,200	66,660

Machinery - 1.61%
	Danaher Corp.#	3,000	155,700
	Eaton Corp.#	4,800	266,112
	Flowserve Corp.#	600	77,280

			499,092

Media - 1.56%
	Comcast Corp., Class A#	8,450	208,884

50	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Media (continued)
	News Corp., Class A#	9,100	$ 159,796
	Omnicom Group, Inc.	1,000	49,060
	Time Warner, Inc.	1,833	65,438

			483,178

Metals & Mining - 0.17%
	Alcoa, Inc.	600	10,590
	United States Steel Corp.+	800	43,152

			53,742

Multiline Retail - 1.96%
	Big Lots, Inc.*#	6,300	273,609
	Dillard’s, Inc., Class A#	7,500	300,900
	Sears Holdings Corp.*+	400	33,060

			607,569

Multi-Utilities - 1.13%
	Dominion Resources, Inc.	2,620	117,114
	Public Service Enterprise Group, Inc.	2,600	81,926
	Sempra Energy#	2,800	149,800

			348,840

Oil, Gas & Consumable Fuels - 5.05%
	Anadarko Petroleum Corp.	1,000	81,920
	Apache Corp.	500	65,460
	Chesapeake Energy Corp.	1,000	33,520
	Chevron Corp.#	3,378	362,898
	ConocoPhillips#	1,687	134,724
	EOG Resources, Inc.	1,500	177,765
	Exxon Mobil Corp.#	5,000	420,650
	Occidental Petroleum Corp.	1,200	125,388
	Peabody Energy Corp.	1,200	86,352
	Spectra Energy Corp.	2,850	77,463

			1,566,140

Paper & Forest Products - 0.29%
	International Paper Co.#	3,000	90,540

Pharmaceuticals - 1.71%
	Allergan, Inc.#	1,900	134,938
	Bristol-Myers Squibb Co.#	5,579	147,453
	Merck & Co., Inc.#	2,800	92,428
	Pfizer, Inc.	7,600	154,356

			529,175

Road & Rail - 0.63%
	Union Pacific Corp.	2,000	196,660

Semiconductors & Semiconductor Equipment - 1.88%
	Broadcom Corp., Class A#	3,500	137,830

Industry	Company		Shares	Value

Semiconductors & Semiconductor Equipment (continued)
	Fairchild Semiconductor International, Inc.*#		8,500	$ 154,700
	Intel Corp.		6,500	131,105
	Texas Instruments, Inc.#		4,570	157,939

				581,574

Software - 1.90%
	BMC Software, Inc.*		520	25,865
	Citrix Systems, Inc.*		1,400	102,844
	Intuit, Inc.*#		3,100	164,610
	Microsoft Corp.		3,300	83,688
	Oracle Corp.#		6,360	212,233

				589,240

Specialty Retail - 0.87%
	AutoZone, Inc.*		900	246,204
	Staples, Inc.		1,250	24,275

				270,479

Textiles, Apparel & Luxury Goods - 0.37%
	NIKE, Inc., Class B		1,500	113,550

Thrifts & Mortgage Finance - 0.15%
	Hudson City Bancorp, Inc.#		4,800	46,464

Trading Companies & Distributors - 0.22%
	W.W. Grainger, Inc.		500	68,840

Wireless Telecommunication Services - 0.34%
	American Tower Corp.,
	Class A*#		1,500	77,730
	Sprint Nextel Corp.*		6,000	27,840

				105,570

TOTAL COMMON STOCKS - 57.47%				17,821,407

(Cost $13,275,904)
	Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 40.92%
U.S. Treasury Bills - 29.02%
	04/28/2011	0.170%(a)	$1,500,000	1,499,878
	06/02/2011	0.145%(a)	1,500,000	1,499,818
	06/30/2011	0.100%(a)	1,500,000	1,499,655
	07/21/2011	0.185%(a)	1,500,000	1,499,529
	07/28/2011	1.798%(a)	1,500,000	1,499,474
	09/01/2011	0.170%(a)	1,500,000	1,499,076

				8,997,430

www.bridgeway.com	51

Bridgeway Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. Government Obligations (continued)
U.S. Treasury Notes - 11.90%
04/30/2011	4.875%	$1,200,000	$1,204,547
08/31/2011	4.625%	300,000	305,508
12/31/2011	1.000%	200,000	201,110
04/30/2012	4.500%	300,000	313,430
07/15/2012	1.500%	200,000	202,734
08/15/2012	1.750%	300,000	305,203
11/30/2012	3.375%	300,000	313,805
12/31/2012	3.625%	200,000	210,359
01/31/2013	0.625%	100,000	99,820
11/15/2013	4.250%	200,000	216,578
03/15/2014	1.250%	100,000	99,969
02/15/2015	4.000%	200,000	217,219

			3,690,282

TOTAL U.S. GOVERNMENT OBLIGATIONS - 40.92%			12,687,712

(Cost $12,594,224)

		Number of Contracts	Value
PUT OPTIONS PURCHASED - 0.01%
SPDR S&P 500 ETF Trust
Expiring April, 2011 at $130.00		40	3,200

TOTAL PUT OPTIONS PURCHASED — 0.01%			3,200

(Premiums received $14,304)

	Rate^	Shares	Value
MONEY MARKET FUND - 3.23%
BlackRock FedFund	0.01%	1,001,339	1,001,339

TOTAL MONEY MARKET FUND — 3.23%			1,001,339

(Cost $1,001,339)

TOTAL INVESTMENTS - 101.63%			$31,513,658
(Cost $26,885,771)
Liabilities in Excess of Other Assets - (1.63%)			(506,355)

NET ASSETS - 100.00%			$31,007,303

*	Non-income producing security.
#	Security subject to call option written by the Fund.
^	Rate disclosed as of March 31, 2011.
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $225,153 at March 31, 2011.
(a)	Rate represents the effective yield at purchase.

See Notes to Quarterly Schedule of Investments.

52	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Company	Number of Contracts	Value
CALL OPTIONS WRITTEN - (1.06%)

3M Co.
Expiring April, 2011 at $90.00	10	$ (3,920)
Allergan, Inc.
Expiring July, 2011 at $75.00	7	(1,400)
American Tower Corp., Class A
Expiring July, 2011 at $55.00	8	(1,096)
Ameriprise Financial, Inc.
Expiring June, 2011 at $65.00	7	(1,120)
AON Corp.
Expiring April, 2011 at $45.00	8	(6,400)
Archer-Daniels-Midland Co.
Expiring June, 2011 at $38.00	10	(950)
Bank of America Corp.
Expiring April, 2011 at $14.00	25	(275)
Expiring May, 2011 at $14.00	25	(725)

		(1,000)
Baxter International, Inc.
Expiring May, 2011 at $55.00	7	(805)
Berkshire Hathaway, Inc., Class B
Expiring June, 2011 at $85.00	60	(13,440)
Big Lots, Inc.
Expiring April, 2011 at $32.50	35	(38,850)
Bristol-Myers Squibb Co.
Expiring June, 2011 at $27.00	15	(1,215)
Broadcom Corp., Class A
Expiring May, 2011 at $43.00	15	(1,020)
Capital One Financial Corp.
Expiring June, 2011 at $55.00	12	(1,776)
Charles Schwab Corp. (The)
Expiring June, 2011 at $19.00	10	(400)
Chevron Corp.
Expiring June, 2011 at $110.00	10	(2,900)
Chubb Corp.
Expiring July, 2011 at $60.00	7	(2,079)
Cisco Systems, Inc.
Expiring June, 2011 at $19.00	30	(750)
Comcast Corp., Class A
Expiring April, 2011 at $23.00	20	(3,600)
ConocoPhillips
Expiring August, 2011 at $85.00	6	(1,560)
CVS Caremark Corp.
Expiring May, 2011 at $35.00	15	(1,200)
Expiring August, 2011 at $34.00	15	(2,925)

		(4,125)
Danaher Corp.
Expiring June, 2011 at $52.50	10	(1,920)
Dillard’s, Inc., Class A
Expiring May, 2011 at $41.00	75	(14,250)
Dow Chemical Co. (The)
Expiring June, 2011 at $36.00	10	(3,100)

Company	Number of Contracts	Value

Eaton Corp.
Expiring April, 2011 at $55.00	6	$ (810)
eBay, Inc.
Expiring April, 2011 at $30.00	8	(1,144)
Exxon Mobil Corp.
Expiring April, 2011 at $85.00	15	(1,200)
Fairchild Semiconductor International, Inc.
Expiring May, 2011 at $18.00	85	(10,625)
Flowserve Corp.
Expiring April, 2011 at $120.00	6	(5,562)
Hasbro, Inc.
Expiring July, 2011 at $47.50	8	(1,960)
Honeywell International, Inc.
Expiring June, 2011 at $57.50	7	(2,625)
Hudson City Bancorp, Inc.
Expiring July, 2011 at $10.00	24	(840)
International Paper Co.
Expiring April, 2011 at $29.00	10	(1,530)
Intuit, Inc.
Expiring April, 2011 at $47.00	10	(5,400)
JDS Uniphase Corp.
Expiring June, 2011 at $20.00	120	(31,080)
JPMorgan Chase & Co.
Expiring April, 2011 at $46.00	25	(2,450)
Juniper Networks, Inc.
Expiring April, 2011 at $36.00	7	(3,990)
KeyCorp
Expiring June, 2011 at $9.00	8	(400)
Kraft Foods, Inc., Class A
Expiring June, 2011 at $32.00	10	(570)
Lexmark International, Inc., Class A
Expiring April, 2011 at $34.00	37	(12,210)
Expiring April, 2011 at $36.00	8	(1,280)
Expiring April, 2011 at $40.00	8	(160)
Expiring July, 2011 at $40.00	8	(1,360)

		(15,010)
Magna International, Inc.
Expiring April, 2011 at $50.00	25	(1,000)
Merck & Co. Inc.
Expiring July, 2011 at $34.00	12	(1,008)
News Corp., Class A
Expiring April, 2011 at $15.00	20	(5,400)
Northrop Grumman Corp.
Expiring May, 2011 at $70.00	45	(10,125)
Oracle Corp.
Expiring June, 2011 at $31.00	15	(4,620)
Power-One, Inc.
Expiring April, 2011 at $ 9.00	200	(5,000)
Expiring April, 2011 at $11.00	37	(185)

		(5,185)

www.bridgeway.com	53

Bridgeway Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Company	Number of Contracts	Value
Call Options Written (continued)
Procter & Gamble Co. (The)
Expiring April, 2011 at $62.50	66	$ (2,178)
Expiring April, 2011 at $65.00	8	(8)

		(2,186)
Progressive Corp. (The)
Expiring May, 2011 at $20.00	12	(1,800)
Safeway, Inc.
Expiring June, 2011 at $21.00	9	(2,655)
Sanmina-SCI Corp.
Expiring April, 2011 at $10.00	19	(2,660)
Sempra Energy
Expiring April, 2011 at $50.00	10	(3,900)
Teradata Corp.
Expiring April, 2011 at $45.00	15	(8,850)
Texas Instruments, Inc.
Expiring April, 2011 at $35.00	12	(540)
Travelers Cos., Inc. (The)
Expiring April, 2011 at $55.00	110	(54,230)
Expiring July, 2011 at $60.00	12	(2,400)

		(56,630)
US Airways Group, Inc.
Expiring June, 2011 at $9.00	300	(22,500)
US Bancorp
Expiring June, 2011 at $28.00	12	(504)
Wal-Mart Stores, Inc.
Expiring June, 2011 at $52.50	40	(4,480)
Wells Fargo & Co.
Expiring April, 2011 at $34.00	15	(105)

TOTAL CALL OPTIONS WRITTEN — 1.05%		(327,020)

(Premiums received $(304,167))

PUT OPTIONS WRITTEN - (0.69%)

Alcatel-Lucent - Sponsored ADR
Expiring June, 2011 at $5.00	100	(1,800)
American Axle & Manufacturing Holdings, Inc.
Expiring April, 2011 at $14.00	35	(5,250)
Becton Dickinson & Co.
Expiring June, 2011 at $80.00	40	(12,800)
Bristol-Myers Squibb Co.
Expiring June, 2011 at $26.00	120	(9,840)
Brooks Automation, Inc.
Expiring July, 2011 at $10.00	50	(1,750)
Chubb Corp.
Expiring April, 2011 at $55.00	55	(495)
Expiring April, 2011 at $60.00	30	(1,080)

		(1,575)
Complete Production Services, Inc.
Expiring April, 2011 at $25.00	35	(175)

Company	Number of Contracts	Value

Everest Re Group, Ltd.
Expiring July, 2011 at $85.00	15	$ (6,300)
Fairchild Semiconductor International, Inc.
Expiring May, 2011 at $19.00	70	(12,950)
GT Solar International, Inc.
Expiring June, 2011 at $10.00	180	(15,300)
International Business Machines Corp.
Expiring April, 2011 at $160.00	20	(1,840)
ION Geophysical Corp.
Expiring April, 2011 at $12.00	145	(4,350)
Expiring May, 2011 at $12.00	150	(11,250)

		(15,600)

Jabil Circuit, Inc.
Expiring June, 2011 at $21.00	70	(13,650)
JDS Uniphase Corp.
Expiring April, 2011 at $25.00	80	(34,000)
Lockheed Martin Corp.
Expiring June, 2011 at $80.00	23	(7,360)
MasTec, Inc.
Expiring July, 2011 at $17.50	50	(3,000)
McKesson Corp.
Expiring May, 2011 at $75.00	25	(3,250)
Medicines Co.
Expiring April, 2011 at $17.00	14	(1,470)
Photronics, Inc.
Expiring June, 2011 at $7.50	165	(6,600)
Rogers Communications, Inc.
Expiring April, 2011 at $35.00	90	(450)
RPC, Inc.
Expiring June, 2011 at $20.00	105	(6,300)
Target Corp.
Expiring April, 2011 at $55.00	55	(27,335)
Timberland Co. (The), Class A
Expiring April, 2011 at $35.00	30	(600)
Expiring May, 2011 at $35.00	90	(7,200)

		(7,800)

TRW Automotive Holding Corp.
Expiring April, 2011 at $55.00	75	(12,000)
Vishay Intertechnology, Inc.
Expiring April, 2011 at $17.50	25	(1,100)
Wal-Mart Stores, Inc.
Expiring June, 2011 at $50.00	40	(3,200)
Westlake Chemical Corp.
Expiring April, 2011 at $50.00	60	(1,500)

TOTAL PUT OPTIONS WRITTEN — (0.69%)		(214,195)

(Premiums received $(270,254))

TOTAL OPTIONS WRITTEN — (1.75%)		$(541,215)

(Premiums received $(574,421))

54	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Assets Table
	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,821,407	$ —	$—	$17,821,407
U.S. Government Obligations	—	12,687,712	—	12,687,712
Purchased Options	3,200	—	—	3,200
Money Market Fund	—	1,001,339	—	1,001,339

TOTAL	$17,824,607	$13,689,051	$—	$31,513,658

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Written Options	$(541,215)	$—	$—	$(541,215)

TOTAL	$(541,215)	$—	$—	$(541,215)

See Notes to Quarterly Schedule of Investments.

www.bridgeway.com	55

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, which currently has 13 investment funds (each, a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Tax-Managed Small-Cap Value Fund (formerly, the Omni Small-Cap Value Fund) commenced operations on December 31, 2010 and is included in a separate report.

Bridgeway is authorized to issue 2,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 10,000,000 shares have been classified in the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund. All shares outstanding currently represent Class N shares.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value and Large-Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large-Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

56	Quarterly Report | March 31, 2011 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2011 (Unaudited)

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the close if there is trading volume and if there is no trading volume, the bid on long positions and ask on the short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments. The Funds’ total return swap values are derived by applying observable inputs to the outstanding notional values.

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2011 is included with each Fund’s Schedule of Investments.

www.bridgeway.com	57

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2011 (Unaudited)

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Securities Lending Upon lending its securities to third parties, each Fund receives compensation in the form of fees. A Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of a Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, a Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of March 31, 2011, the Funds had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Aggressive Investors 1	$8,250,821	$8,757,404
Aggressive Investors 2	22,137,957	23,523,043
Ultra-Small Company	6,105,312	6,842,512
Ultra-Small Company Market	36,243,434	40,023,723
Micro-Cap Limited	2,717,496	2,955,695
Small-Cap Momentum	214,074	227,100
Small-Cap Growth	5,769,560	6,195,828
Small-Cap Value	6,429,997	6,874,002
Large-Cap Growth	1,409,151	1,434,970
Large-Cap Value	623,765	646,200
Managed Volatility	225,153	251,400

It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2011 the collateral consisted of an institutional money market fund.

Risks and Uncertainties The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Expenses, Gains and Losses and Allocations Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

58	Quarterly Report | March 31, 2011 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2011 (Unaudited)

Derivatives

The Funds’ use of derivatives for the period ended March 31, 2011 was limited to futures contracts, total return swaps and written options. The following is a summary of the fair value of these derivatives.

Fund/Financial Instrument Type	Asset Derivative Fair Value	Liability Derivative Fair Value

Aggressive Investors 1
Other	$ 3,508	$ -

Aggressive Investors 2
Other	11,314	-

Ultra-Small Company Fund
Other	6,218	-

Ultra-Small Company Market Fund
Other	16,655	-

Micro Cap Limited Fund
Other	2,996	-

Small-Cap Growth Fund
Other	-	326

Small-Cap Value Fund
Other	4,820	-

Large-Cap Growth Fund
Other	1,629	-

Large-Cap Value Fund
Other	880	-

Managed Volatility Fund
Equity Contracts	-	541,215

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2011, the Funds had no open futures contracts.

Options The Aggressive Investors 1 and Aggressive Investors 2 Funds may buy and sell calls and puts to increase or decrease each Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal

www.bridgeway.com	59

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2011 (Unaudited)

to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1, Aggressive Investors 2 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended March 31, 2011 are as follows:

	Managed Volatility Fund Written Call Options		Managed Volatility Fund Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2010	2,212	$ 297,023	2,581	$ 335,089
Positions Opened	7,291	1,259,952	7,846	1,133,789
Exercised	(3,202)	(615,885)	(2,153)	(252,139)
Expired	(3,903)	(535,424)	(4,805)	(739,300)
Closed	(542)	(101,499)	(1,427)	(207,185)

Outstanding, March 31, 2011	1,856	$ 304,167	2,042	$ 270,254

Market Value, March 31, 2011		$ 327,020		$ 214,195

The Aggressive Investors 1 and Aggressive Investors 2 Funds had no transactions in written options during the period ended March 31, 2011.

Swaps. Each Fund may enter into total return swaps. Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Funds and is settled in cash monthly.

The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, a Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. A Fund may use its own NAV as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on a Fund’s overall return) by replacing it with the impact of market exposure based upon a Fund’s own investment holdings. The following total return swaps were open as of March 31, 2011:

60	Quarterly Report | March 31, 2011 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2011 (Unaudited)

Portfolio	Swap Counterparty	Notional Principal	Maturity Date	Net Unrealized Gain\(Loss)

Aggressive Investors 2	ReFlow Management Co.	$ 935,692	April 1, 2011	$11,314
Ultra-Small Company Market	ReFlow Management Co.	701,489	April 1, 2011	16,655
Small-Cap Growth	ReFlow Management Co.	802,040	April 1, 2011	(326)
Small-Cap Value	ReFlow Management Co.	1,176,814	April 1, 2011	4,820
Large-Cap Value	ReFlow Management Co.	205,283	April 1, 2011	880

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2011, were as follows:

	Aggressive Investors 1	Aggressive Investors 2	Ultra-Small Company	Ultra-Small Company Market
Gross appreciation (excess of value over tax cost)	$24,778,088	$ 52,649,766	$24,761,700	$136,656,008
Gross depreciation (excess of tax cost over value)	(2,244,149)	(5,329,870)	(2,210,292)	(14,947,914)

Net unrealized appreciation (depreciation)	$22,533,939	$ 47,319,896	$22,551,408	$121,708,094

Cost of investments for income tax purposes	$91,317,624	$191,549,486	$78,823,196	$310,104,640

	Micro-Cap Limited	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 6,592,167	$ 352,343	$12,172,308	$25,275,536
Gross depreciation (excess of tax cost over value)	(605,136)	(30,668)	(853,481)	(1,518,843)

Net unrealized appreciation (depreciation)	$ 5,987,031	$ 321,675	$11,318,827	$23,756,693

Cost of investments for income tax purposes	$21,789,998	$2,651,766	$38,266,458	$79,032,157

	Large-Cap Growth	Large-Cap Value	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$12,990,840	$ 7,064,502	$ 69,886,413	$ 5,486,659
Gross depreciation (excess of tax cost over value)	(1,193,922)	(162,452)	(6,252,919)	(840,967)

Net unrealized appreciation (depreciation)	$11,796,918	$ 6,902,050	$ 63,633,494	$ 4,645,692

Cost of investments for income tax purposes	$46,566,187	$21,417,239	$274,008,985	$26,326,751

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals.

www.bridgeway.com	61

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
COMMON STOCKS - 100.02%
Aerospace & Defense - 2.02%
	AAR Corp.*	1,850	$ 51,282
	AerCap Holdings NV*	600	7,542
	AeroCentury Corp.*	200	2,980
	Alliant Techsystems, Inc.	2,150	151,941
	Astrotech Corp.*	200	214
	Curtiss-Wright Corp.	2,200	77,308
	Ducommun, Inc.	450	10,755
	Kratos Defense & Security Solutions, Inc.*	450	6,408
	LMI Aerospace, Inc.*	550	11,116
	Moog, Inc., Class A*	2,300	105,593
	Sparton Corp.*	450	3,496
	Teledyne Technologies, Inc.*	150	7,756
	Triumph Group, Inc.	900	79,605

			515,996

Air Freight & Logistics - 0.61%
	Air Transport Services Group, Inc.*	2,950	24,928
	Atlas Air Worldwide Holdings, Inc.*	1,600	111,552
	Pacer International, Inc.*	1,600	8,416
	Park-Ohio Holdings Corp.*	550	11,363

			156,259

Airlines - 1.71%
	Alaska Air Group, Inc.*	2,150	136,353
	Hawaiian Holdings, Inc.*	2,300	13,823
	JetBlue Airways Corp.*+	19,250	120,697
	Pinnacle Airlines Corp.*	650	3,738
	Republic Airways Holdings, Inc.*	2,300	14,789
	Skywest, Inc.	3,300	55,836
	US Airways Group, Inc.*	10,650	92,762

			437,998

Auto Components - 2.52%
	China Automotive Systems, Inc.*	700	6,209
	Cooper Tire & Rubber Co.	2,850	73,388
	Dana Holding Corp.*	7,250	126,077
	Drew Industries, Inc.	700	15,631
	Exide Technologies*	3,600	40,248
	Federal-Mogul Corp.*	5,200	129,480
	Fuel Systems Solutions, Inc.*	700	21,126
	Goodyear Tire & Rubber Co. (The)*	9,400	140,812
	Motorcar Parts of America, Inc.*	350	4,893
	Shiloh Industries, Inc.	550	6,424
	SORL Auto Parts, Inc.*	700	4,242

Industry	Company	Shares	Value

Auto Components (continued)
	Spartan Motors, Inc.	1,150	$ 7,889
	Strattec Security Corp.	100	3,351
	Tenneco, Inc.*	1,550	65,798

			645,568

Automobiles - 0.05%
	Winnebago Industries, Inc.*	1,000	13,370

Beverages - 0.29%
	Coca-Cola Bottling Co. Consolidated	550	36,762
	Cott Corp.*	350	2,940
	MGP Ingredients, Inc.	650	5,668
	National Beverage Corp.	2,150	29,520

			74,890

Building Products - 1.08%
	A.O. Smith Corp.	150	6,651
	Armstrong World Industries, Inc.	2,950	136,496
	Gibraltar Industries, Inc.*	1,400	16,702
	Griffon Corp.*	2,950	38,734
	Quanex Building Products Corp.	1,750	34,353
	Universal Forest Products, Inc.	1,200	43,980

			276,916

Capital Markets - 0.52%
	Calamos Asset Management, Inc., Class A	700	11,613
	Deerfield Capital Corp.*	250	1,625
	GFI Group, Inc.	5,600	28,112
	Gleacher & Co., Inc.*	1,500	2,610
	INTL FCStone, Inc.*	450	11,439
	Investment Technology Group, Inc.*	2,250	40,927
	Oppenheimer Holdings, Inc., Class A	850	28,484
	Sanders Morris Harris Group, Inc.	1,000	8,010

			132,820

Chemicals - 4.16%
	American Vanguard Corp.	900	7,812
	Arabian American Development Co.*	300	1,272
	Arch Chemicals, Inc.	1,600	66,544
	Cabot Corp.	4,150	192,104
	Cytec Industries, Inc.	2,900	157,673
	Ferro Corp.*	4,000	66,360

www.bridgeway.com	1

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Chemicals (continued)
	Georgia Gulf Corp.*	2,100	$ 77,700
	Innospec, Inc.*	800	25,552
	Keyuan Petrochemicals, Inc.	100	486
	Koppers Holdings, Inc.	700	29,890
	Material Sciences Corp.*	400	2,884
	Minerals Technologies, Inc.	1,075	73,659
	OM Group, Inc.*	1,900	69,426
	Omnova Solutions, Inc.*	2,100	16,527
	Penford Corp.*	150	934
	PolyOne Corp.	4,350	61,814
	ShengdaTech, Inc.*Δ+	1,400	3,304
	Shiner International, Inc.*	800	888
	Spartech Corp.*	1,100	7,975
	Stepan Co.	350	25,375
	TOR Minerals International, Inc.*	200	3,870
	TPC Group, Inc.*	550	15,878
	Westlake Chemical Corp.	2,600	146,120
	Zep, Inc.	600	10,446

			1,064,493

Commercial Banks - 3.01%
	1st Source Corp.	1,300	26,052
	Ameris Bancorp*	1,400	14,224
	Banner Corp.	5,200	12,324
	Boston Private Financial Holdings, Inc.	4,850	34,290
	Capital City Bank Group, Inc.	1,050	13,314
	Cascade Bancorp*	100	660
	CoBiz Financial, Inc.+	1,700	11,815
	Dearborn Bancorp, Inc.*+	350	497
	Enterprise Financial Services Corp.	550	7,739
	First Bancorp	1,100	14,586
	First Busey Corp.	750	3,810
	First Community Bancshares, Inc.	1,100	15,598
	First Merchants Corp.	1,700	14,059
	Great Southern Bancorp, Inc.+	750	16,088
	Green Bankshares, Inc.*+	350	977
	Guaranty Bancorp*	2,500	3,225
	Hanmi Financial Corp.*	3,900	4,836
	Heartland Financial USA, Inc.	950	16,150
	Intervest Bancshares Corp., Class A*	700	1,785
	Macatawa Bank Corp.*	650	1,618
	MainSource Financial Group, Inc.	1,300	13,013
	MB Financial, Inc.	3,500	73,360

Industry	Company	Shares	Value

Commercial Banks (continued)
	Metro Bancorp, Inc.*	450	$ 5,558
	MetroCorp Bancshares, Inc.*	450	2,992
	Nara Bancorp, Inc.*	1,750	16,835
	NewBridge Bancorp*	600	2,988
	PacWest Bancorp	900	19,575
	Peapack-Gladstone Financial Corp.	250	3,315
	Peoples Bancorp, Inc.	350	4,207
	Pinnacle Financial Partners, Inc.*	850	14,059
	Porter Bancorp, Inc.	400	3,156
	Premierwest Bancorp*	300	657
	Republic Bancorp, Inc., Class A	1,200	23,376
	Savannah Bancorp, Inc. (The)*	200	1,488
	Seacoast Banking Corp. of Florida*	4,300	6,794
	Shore Bancshares, Inc.	50	488
	Sierra Bancorp	450	5,031
	Southwest Bancorp, Inc.*	1,200	17,028
	State Bancorp, Inc.	550	5,714
	Susquehanna Bancshares, Inc.	7,700	71,995
	Synovus Financial Corp.	46,600	111,840
	TCF Financial Corp.	8,450	134,017
	Tennessee Commerce Bancorp, Inc.*	750	3,682
	United Community Banks, Inc.*	1,050	2,488
	Virginia Commerce Bancorp, Inc.*	1,000	5,740
	Webster Financial Corp.	300	6,429

			769,472

Commercial Services & Supplies - 4.30%
	A.T. Cross Co., Class A*	550	5,863
	ABM Industries, Inc.	3,400	86,326
	American Reprographics Co.*	2,100	21,735
	APAC Customer Services, Inc.*	2,400	14,424
	Brink’s Co. (The)	3,000	99,330
	Casella Waste Systems, Inc., Class A*	900	6,453
	Consolidated Graphics, Inc.*	550	30,046
	Courier Corp.	550	7,678
	Covanta Holding Corp.	9,600	163,968
	Deluxe Corp.	3,100	82,274
	EnergySolutions, Inc.	5,900	35,164

2	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (continued)
	Ennis, Inc.	1,600	$ 27,248
	G&K Services, Inc., Class A	1,350	44,888
	Guanwei Recycling Corp.*	200	490
	Intersections, Inc.	650	8,060
	KAR Auction Services, Inc.*	9,050	138,827
	M&F Worldwide Corp.*	200	5,024
	Multi-Color Corp.	550	11,116
	Perma-Fix Environmental Services, Inc.*	1,400	2,114
	Schawk, Inc.	1,500	29,160
	Standard Parking Corp.*	650	11,544
	Standard Register Co. (The)	300	996
	SYKES Enterprises, Inc.*	2,850	56,344
	Team, Inc.*	1,250	32,825
	UniFirst Corp.	950	50,359
	United Stationers, Inc.	1,400	99,470
	Viad Corp.	1,200	28,704

			1,100,430

Communications Equipment - 0.97%
	Arris Group, Inc.*	500	6,370
	Black Box Corp.	600	21,090
	Brocade Communications Systems, Inc.*	1,850	11,377
	Comtech Telecommunications Corp.	900	24,462
	EchoStar Corp., Class A*	2,150	81,378
	Technical Communications Corp.	200	1,978
	Tellabs, Inc.	17,050	89,342
	Westell Technologies, Inc., Class A*	3,200	11,200
	Zoom Technologies, Inc.*	150	496
	ZST Digital Networks, Inc.*+	250	1,468

			249,161

Computers & Peripherals - 1.34%
	Concurrent Computer Corp.*	300	1,908
	Datalink Corp.*	350	2,240
	Diebold, Inc.	3,050	108,153
	Hutchinson Technology, Inc.*	300	846
	Imation Corp.*	1,800	20,052
	Lexmark International, Inc., Class A*	2,000	74,080
	NCR Corp.*	6,150	115,866
	Presstek, Inc.*	1,700	3,536
	Xyratex, Ltd.*	1,400	15,652

			342,333

Construction & Engineering - 0.79%
	Argan, Inc.*	150	1,284

Industry	Company	Shares	Value

Construction & Engineering (continued)
	Dycom Industries, Inc.*	1,650	$ 28,611
	Great Lakes Dredge & Dock Corp.	2,700	20,601
	Layne Christensen Co.*	1,200	41,400
	MasTec, Inc.*	3,900	81,120
	Michael Baker Corp.*	350	10,174
	Orion Marine Group, Inc.*	300	3,222
	Pike Electric Corp.*	1,550	14,756
	Sterling Construction Co., Inc.*	50	844

			202,012

Construction Materials - 0.06%
	Headwaters, Inc.*	2,800	16,520

Consumer Finance - 1.01%
	Advance America, Cash Advance Centers, Inc.	2,900	15,370
	Cash America International, Inc.	1,900	87,495
	CompuCredit Holdings Corp.*+	1,650	10,840
	First Marblehead Corp. (The)*	4,650	10,230
	Nelnet, Inc., Class A	2,900	63,307
	White River Capital, Inc.	100	1,720
	World Acceptance Corp.*	1,050	68,460

			257,422

Containers & Packaging - 2.28%
	AEP Industries, Inc.*	200	5,944
	Boise, Inc.	3,900	35,724
	Graphic Packaging Holding Co.*	22,900	124,118
	Myers Industries, Inc.	1,650	16,385
	Packaging Corp. of America	400	11,556
	Rock-Tenn Co., Class A	2,550	176,842
	Silgan Holdings, Inc.	2,000	76,280
	Temple-Inland, Inc.	5,700	133,380
	UFP Technologies, Inc.*	200	3,444

			583,673

Distributors - 0.29%
	Audiovox Corp., Class A*	800	6,400
	Core-Mark Holding Co., Inc*	350	11,567
	Pool Corp.	2,300	55,453

			73,420

Diversified Consumer Services - 2.87%
	Bridgepoint Education, Inc.*+	3,400	58,140
	Career Education Corp.*	4,900	111,328

www.bridgeway.com	3

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (continued)
	Carriage Services, Inc.*	650	$ 3,582
	China Education Alliance, Inc.*	300	414
	Coinstar, Inc.*+	1,900	87,248
	Corinthian Colleges, Inc.*+	950	4,199
	CPI Corp.	250	5,628
	Education Management Corp.*+	8,550	179,037
	ITT Educational Services, Inc.*+	350	25,252
	Lincoln Educational Services Corp.	800	12,712
	Mac-Gray Corp.	450	7,258
	Regis Corp.	3,750	66,525
	Service Corp. International	14,600	161,476
	Universal Technical Institute, Inc.	600	11,670

			734,469

Diversified Financial Services - 0.19%
	Asta Funding, Inc.	350	2,996
	Interactive Brokers Group, Inc., Class A	2,650	42,108
	Resource America, Inc., Class A	700	4,480

			49,584

Diversified Telecommunication Services - 0.98%
	Atlantic Tele-Network, Inc.	950	35,330
	Cbeyond, Inc.*	2,050	23,924
	Consolidated Communications Holdings, Inc.	1,600	29,968
	General Communication, Inc., Class A*	2,500	27,350
	HickoryTech Corp.	450	4,091
	IDT Corp., Class B	1,200	32,340
	Iridium Communications, Inc.*+	3,700	29,489
	PAETEC Holding Corp.*	7,650	25,551
	Premiere Global Services, Inc.*	4,000	30,480
	SureWest Communications*	930	13,373

			251,896

Electrical Equipment - 0.46%
	Allied Motion Technologies, Inc.*	250	1,762
	A-Power Energy Generation Systems, Ltd.*	500	2,340
	China BAK Battery, Inc.*	2,950	5,340
	China Electric Motor, Inc.*Δ	800	2,096

Industry	Company	Shares	Value

Electrical Equipment (continued)
	General Cable Corp.*	2,000	$ 86,600
	New Energy Systems Group*+	550	2,723
	Powell Industries, Inc.*	350	13,804
	Ultralife Corp.*	650	3,289

			117,954

Electronic Equipment, Instruments & Components - 2.40%
	ADDvantage Technologies Group, Inc.*	300	927
	Anixter International, Inc.	1,550	108,330
	Brightpoint, Inc.*	3,150	34,146
	Celestica, Inc.*	850	9,112
	DDi Corp.	700	7,399
	Gerber Scientific, Inc.*	900	8,424
	GTSI Corp.*	150	688
	IEC Electronics Corp.*	250	2,102
	Insight Enterprises, Inc.*	2,150	36,614
	Iteris, Inc.*	1,600	2,304
	Itron, Inc.*	1,850	104,414
	Kemet Corp.*	1,700	25,211
	LoJack Corp.*	650	3,048
	Multi-Fineline Electronix, Inc.*	800	22,576
	NAM TAI Electronics, Inc.	150	966
	PAR Technology Corp.*	550	2,475
	PC Mall, Inc.*	450	4,667
	Power-One, Inc.*+	4,950	43,313
	Pulse Electronics, Corp.	1,900	11,495
	RadiSys Corp.*	800	6,928
	RF Monolithics, Inc.*	300	375
	Richardson Electronics, Ltd.	650	8,567
	SMTC Corp.*	550	1,606
	Spectrum Control, Inc.*	400	7,872
	TESSCO Technologies, Inc.	300	3,450
	Viasystems Group, Inc.*	700	19,103
	Vishay Intertechnology, Inc.*	7,650	135,711
	Wayside Technology Group, Inc.	100	1,371

			613,194

Energy Equipment & Services - 1.87%
	Cal Dive International, Inc.*	4,350	30,363
	Energy Services of America Corp.*	400	1,400
	ENGlobal Corp.*	900	4,077
	Exterran Holdings, Inc.*	2,900	68,817
	Geokinetics, Inc.*	650	5,473
	Helix Energy Solutions Group, Inc.*	4,900	84,280

4	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
	Hercules Offshore, Inc.*	2,950	$ 19,500
	Hornbeck Offshore Services, Inc.*	900	27,765
	Mitcham Industries, Inc.*	350	4,778
	Newpark Resources, Inc.*	350	2,751
	North American Energy Partners, Inc.*	450	5,548
	Parker Drilling Co.*	5,400	37,314
	PHI, Inc., Non Voting*	550	12,166
	Pioneer Drilling Co.*	2,500	34,500
	SEACOR Holdings, Inc.	800	73,968
	Tetra Technologies, Inc.*	3,500	53,900
	TGC Industries, Inc.*	450	3,496
	Union Drilling, Inc.*	900	9,225

			479,321

Food & Staples Retailing - 2.49%
	Arden Group, Inc., Class A	20	1,526
	BJ’s Wholesale Club, Inc.*	3,300	161,106
	Casey’s General Stores, Inc.	2,450	95,550
	Ingles Markets, Inc., Class A	1,500	29,715
	Nash Finch Co.	750	28,455
	Pantry, Inc. (The)*	800	11,864
	Pricesmart, Inc.	1,500	54,960
	Ruddick Corp.	3,000	115,770
	Spartan Stores, Inc.	1,400	20,706
	SUPERVALU, Inc.	850	7,591
	Susser Holdings Corp.*	850	11,126
	Village Super Market, Inc., Class A	850	24,735
	Weis Markets, Inc.	1,800	72,828
	Winn-Dixie Stores, Inc.*	200	1,428

			637,360

Food Products - 2.38%
	B&G Foods, Inc.	2,400	45,048
	Cal-Maine Foods, Inc.+	1,400	41,300
	Chiquita Brands International, Inc.*	2,100	32,214
	Dean Foods Co.*	700	7,000
	Dole Food Co., Inc.*+	4,650	63,380
	Farmer Bros. Co.	400	4,848
	Feihe International, Inc.*+	300	2,583
	Flowers Foods, Inc.	5,350	145,680
	Inventure Foods, Inc.*	650	2,522
	John B. Sanfilippo & Son, Inc.*	150	1,755
	Omega Protein Corp.*	650	8,768
	Overhill Farms, Inc.*	550	3,350
	Pilgrim’s Pride Corp.*	850	6,554
	Sanderson Farms, Inc.	1,300	59,696

Industry	Company	Shares	Value
Food Products (continued)
	Seneca Foods Corp., Class A*	750	$ 22,402
	Snyders-Lance, Inc.	1,950	38,708
	SunOpta, Inc.*	250	1,855
	TreeHouse Foods, Inc.*	2,150	122,270

			609,933

Health Care Equipment & Supplies - 0.57%
	Angeion Corp.*	100	499
	CryoLife, Inc.*	300	1,830
	Greatbatch, Inc.*	1,400	37,044
	Invacare Corp.	1,950	60,684
	Medical Action Industries, Inc.*	150	1,260
	Synergetics USA, Inc.*	300	1,767
	Teleflex, Inc.	150	8,697
	Theragenics Corp.*	1,550	3,255
	Wright Medical Group, Inc.*	1,800	30,618

			145,654

Health Care Providers & Services - 8.14%
	Alliance HealthCare Services, Inc.*	2,450	10,829
	Allied Healthcare International, Inc.*	2,000	5,080
	Almost Family, Inc.*	350	13,174
	Amedisys, Inc.*	100	3,500
	American Dental Partners, Inc.*	550	7,216
	AMERIGROUP Corp.*	2,750	176,688
	Amsurg Corp.*	1,900	48,336
	BioScrip, Inc.*	600	2,826
	Capital Senior Living Corp.*	300	3,186
	CardioNet, Inc.*	800	3,832
	Centene Corp.*	3,200	105,536
	Continucare Corp.*	1,600	8,560
	Cross Country Healthcare, Inc.*	800	6,264
	Ensign Group, Inc. (The)	1,200	38,316
	Five Star Quality Care, Inc.*	1,650	13,415
	Gentiva Health Services, Inc.*	1,400	39,242
	Hanger Orthopedic Group, Inc.*	850	22,126
	Health Management Associates, Inc., Class A*	14,900	162,410
	Health Net, Inc.*	5,850	191,295
	Healthspring, Inc.*	3,700	138,269
	Healthways, Inc.*	1,600	24,592
	InfuSystems Holdings, Inc.*	700	1,890
	Integramed America, Inc.*	350	3,605
	Kindred Healthcare, Inc.*	1,950	46,566

www.bridgeway.com	5

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
	LHC Group, Inc.*	650	$ 19,500
	LifePoint Hospitals, Inc.*	3,100	124,558
	Magellan Health Services, Inc.*	1,750	85,890
	Medcath Corp.*	700	9,765
	Metropolitan Health Networks, Inc.*	1,850	8,750
	Molina Healthcare, Inc.*	2,000	80,000
	National Healthcare Corp.	850	39,516
	Owens & Minor, Inc.	4,250	138,040
	PDI, Inc.*	500	4,055
	PharMerica Corp.*	100	1,144
	Providence Service Corp. (The)*	450	6,741
	PSS World Medical, Inc.*	3,350	90,952
	Select Medical Holdings Corp.*	10,450	84,227
	Skilled Healthcare Group, Inc., Class A*	1,750	25,182
	SRI/Surgical Express, Inc.*	50	245
	Sunrise Senior Living, Inc.*	2,600	31,018
	Triple-S Management Corp., Class B*	1,800	37,044
	U.S. Physical Therapy, Inc.	350	7,819
	Universal American Corp.	4,500	103,095
	WellCare Health Plans, Inc.*	2,600	109,070

			2,083,364

Hotels, Restaurants & Leisure - 5.60%
	Ameristar Casinos, Inc.	3,800	67,450
	Benihana, Inc., Class A*	550	4,648
	Biglari Holdings, Inc.*	99	41,931
	Bluegreen Corp.*	1,150	4,726
	Bob Evans Farms, Inc.	2,000	65,200
	Boyd Gaming Corp.*+	5,100	47,787
	Brinker International, Inc.	5,450	137,885
	California Pizza Kitchen, Inc.*	1,600	27,008
	Carrols Restaurant Group, Inc.*	700	6,489
	CEC Entertainment, Inc.	1,200	45,276
	Cheesecake Factory, Inc. (The)*	3,850	115,846
	Cracker Barrel Old Country Store, Inc.	1,400	68,796
	DineEquity, Inc.*	1,075	59,104
	Dover Downs Gaming & Entertainment, Inc.	800	2,872
	Einstein Noah Restaurant Group, Inc.	550	8,954
	Famous Dave’s of America, Inc.*	250	2,445

Industry	Company	Shares	Value
Hotels, Restaurants & Leisure (continued)
	Full House Resorts, Inc.*	650	$ 2,483
	Granite City Food & Brewery, Ltd.*	200	760
	Great Wolf Resorts, Inc.*	1,150	2,426
	Isle of Capri Casinos, Inc.*	1,750	16,625
	Jack in the Box, Inc.*	3,250	73,710
	Kona Grill, Inc.*	300	1,584
	Luby’s, Inc.*	1,000	5,290
	Marcus Corp.	1,000	10,900
	McCormick & Schmick’s Seafood Restaurants, Inc.*	550	3,971
	Monarch Casino & Resort, Inc.*	500	5,200
	Morton’s Restaurant Group, Inc.*	550	3,966
	MTR Gaming Group, Inc.*	900	2,385
	Multimedia Games, Inc.*	900	5,157
	O’Charleys, Inc.*	700	4,179
	Papa John’s International, Inc.*	1,600	50,672
	Penn National Gaming, Inc.*	4,750	176,035
	PF Chang’s China Bistro, Inc.	1,400	64,666
	Pinnacle Entertainment, Inc.*	2,850	38,817
	Red Lion Hotels Corp.*	650	5,330
	Red Robin Gourmet Burgers, Inc.*	550	14,795
	Ruby Tuesday, Inc.*	3,000	39,330
	Ruth’s Hospitality Group, Inc.*	1,650	8,514
	Scientific Games Corp., Class A*	350	3,059
	Sonic Corp.*	2,850	25,792
	Speedway Motorsports, Inc.	1,950	31,161
	Universal Travel Group*+	700	2,996
	Wendy’s/Arby’s Group, Inc., Class A	25,450	128,014

			1,434,234

Household Durables - 0.72%
	American Greetings Corp., Class A	2,550	60,180
	Bassett Furniture Industries, Inc.*	400	3,140
	Beazer Homes USA, Inc.*	1,900	8,683
	Blyth, Inc.	250	8,122
	Brookfield Homes Corp.*	1,000	9,400
	Comstock Homebuilding Cos., Inc., Class A*	700	938
	CSS Industries, Inc.	350	6,598
	Emerson Radio Corp.*	700	1,694

6	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Household Durables (continued)
	Flexsteel Industries, Inc.	150	$ 2,272
	Furniture Brands International, Inc.*	1,400	6,370
	Kid Brands, Inc.*	700	5,145
	La-Z-Boy, Inc.*	1,300	12,415
	Libbey, Inc.*	700	11,550
	Lifetime Brands, Inc.*	450	6,750
	Meritage Homes Corp.*	850	20,511
	NIVS IntelliMedia Technology Group, Inc.*Δ+	500	995
	Ryland Group, Inc. (The)	150	2,385
	Universal Electronics, Inc.*	600	17,736

			184,884

Household Products - 0.17%
	Central Garden & Pet Co., Class A*	4,100	37,761
	Oil-Dri Corp. of America	250	5,325
	Orchids Paper Products Co.	50	605

			43,691

Industrial Conglomerates - 0.72%
	Seaboard Corp.	76	183,388

Insurance - 7.19%
	Allied World Assurance Co. Holdings, Ltd.	2,650	166,128
	American Equity Investment Life Holding Co.	2,950	38,704
	American Safety Insurance Holdings, Ltd.*	350	7,500
	Argo Group International Holdings, Ltd.	800	26,432
	Aspen Insurance Holdings, Ltd.	4,550	125,398
	Baldwin & Lyons, Inc., Class B	850	19,907
	CNO Financial Group, Inc.*	14,900	111,899
	Crawford & Co., Class B	2,100	9,996
	Delphi Financial Group, Inc., Class A	3,200	98,272
	EMC Insurance Group, Inc.	450	11,174
	Endurance Specialty Holdings, Ltd.	3,100	151,342
	FBL Financial Group, Inc., Class A	2,000	61,440
	Flagstone Reinsurance Holdings SA	5,100	45,951
	Hallmark Financial Services, Inc.*	700	5,866
	Harleysville Group, Inc.	1,600	53,008

Industry	Company	Shares	Value
Insurance (continued)
	Horace Mann Educators Corp.	1,850	$ 31,080
	Infinity Property & Casualty Corp.	700	41,643
	Maiden Holdings, Ltd.	3,350	25,092
	Meadowbrook Insurance Group, Inc.	2,450	25,357
	Montpelier Re Holdings, Ltd.	3,250	57,428
	National Financial Partners Corp.*+	2,000	29,500
	National Interstate Corp.	1,200	25,020
	National Western Life Insurance Co., Class A	325	52,731
	Navigators Group, Inc. (The)*	850	43,775
	Protective Life Corp.	5,050	134,078
	SeaBright Holdings, Inc.	800	8,200
	Selective Insurance Group, Inc.	3,500	60,550
	StanCorp Financial Group, Inc.	2,900	133,748
	State Auto Financial Corp.	1,850	33,707
	Stewart Information Services Corp.	450	4,716
	Symetra Financial Corp.	7,150	97,240
	Tower Group, Inc.	2,750	66,082
	United Fire & Casualty Co.	1,400	28,294
	Universal Insurance Holdings, Inc.	1,800	9,756

			1,841,014

Internet & Catalog Retail - 0.54%
	1-800-Flowers.com, Inc., Class A*	2,950	9,735
	HSN, Inc.*	2,700	86,481
	NutriSystem, Inc.+	900	13,041
	Orbitz Worldwide, Inc.*	4,750	16,957
	Overstock.com, Inc.*	800	12,576

			138,790

Internet Software & Services - 0.90%
	AOL, Inc.*	7,050	137,686
	EarthLink, Inc.	5,000	39,150
	EasyLink Services International Corp., Class A*	1,000	4,140
	Infospace, Inc.*	1,650	14,289
	Internap Network Services Corp.*	600	3,942
	Inuvo, Inc.*	200	570
	Local.com Corp.*	600	2,334

www.bridgeway.com	7

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
	Looksmart, Ltd.*	600	$ 984
	ModusLink Global Solutions, Inc.	150	819
	United Online, Inc.	4,000	25,220

			229,134

IT Services - 2.79%
	Acxiom Corp.*	3,700	53,095
	Broadridge Financial Solutions, Inc.	3,200	72,608
	CACI International, Inc., Class A*	1,400	85,848
	Cardtronics, Inc.*	1,100	22,385
	Ciber, Inc.*	3,300	22,110
	Convergys Corp.*	5,650	81,134
	CSG Systems International, Inc.*	1,600	31,904
	DST Systems, Inc.	3,050	161,101
	Dynamics Research Corp.*	350	5,723
	Euronet Worldwide, Inc.*	2,350	45,426
	Global Cash Access Holdings, Inc.*	750	2,452
	Information Services Group, Inc.*	350	766
	Integral Systems, Inc.*	50	608
	Lionbridge Technologies, Inc.*	2,750	9,432
	Mantech International Corp., Class A*	150	6,360
	Ness Technologies, Inc.*	950	6,080
	Online Resources Corp.*	1,100	4,158
	PFSweb, Inc.*	450	2,246
	PRGX Global, Inc.*	800	4,856
	SRA International, Inc., Class A*	2,650	75,154
	StarTek, Inc.*	550	2,772
	TeleTech Holdings, Inc.*	250	4,845
	Tier Technologies, Inc.*	600	3,300
	TNS, Inc.*	700	10,899

			715,262

Leisure Equipment & Products - 1.25%
	Arctic Cat, Inc.*	450	6,998
	Brunswick Corp.	4,100	104,263
	Callaway Gulf Co.	250	1,705
	Escalade, Inc.	300	1,677
	Jakks Pacific, Inc.*	1,300	25,155
	Johnson Outdoors, Inc., Class A*	350	5,316
	Polaris Industries, Inc.	1,700	147,934
	Smith & Wesson Holding Corp.*	1,550	5,503

Industry	Company	Shares	Value
Leisure Equipment & Products (continued)
	Steinway Musical Instruments, Inc.*	450	$ 9,995
	Sturm Ruger & Co., Inc.	450	10,336

			318,882

Life Sciences Tools & Services - 0.04%
	Bioanalytical Systems, Inc.*	100	229
	Cambrex Corp.*	1,000	5,500
	Harvard Bioscience, Inc.*	700	3,976

			9,705

Machinery - 3.30%
	Alamo Group, Inc.	550	15,098
	Albany International Corp., Class A	1,900	47,310
	Ampco-Pittsburgh Corp.	300	8,274
	Briggs & Stratton Corp.	2,350	53,228
	China Wind Systems, Inc.*+	250	818
	Duoyuan Printing, Inc.*	300	333
	Federal Signal Corp.	2,900	18,879
	Greenbrier Cos., Inc.*	100	2,838
	Hardinge, Inc.	400	5,480
	Harsco Corp.	5,200	183,508
	Hurco Cos., Inc.*	200	6,100
	Key Technology, Inc.*	300	6,063
	L.S. Starrett Co., Class A	350	4,914
	LB Foster Co., Class A	450	19,399
	Lydall, Inc.*	550	4,890
	Manitowoc Co., Inc. (The)	8,400	183,792
	MFRI, Inc.*	200	2,248
	Miller Industries, Inc.	150	2,436
	Mueller Water Products, Inc., Class A	7,200	32,256
	NACCO Industries, Inc., Class A	450	49,801
	NN, Inc.*	650	11,869
	Sauer-Danfoss, Inc.*	2,950	150,243
	TriMas Corp.*	1,600	34,400
	WSI Industries, Inc.	100	474
	Xerium Technologies, Inc.*	50	1,202

			845,853

Marine - 0.25%
	Danaos Corp.*	1,250	8,475
	Eagle Bulk Shipping, Inc.*	1,650	6,138
	Excel Maritime Carriers, Ltd.*+	3,900	16,731
	Genco Shipping & Trading, Ltd.*	450	4,847
	Global Ship Lease, Inc., Class A*	200	1,408

8	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Marine (continued)
	Horizon Lines, Inc., Class A+	1,400	$ 1,190
	International Shipholding Corp.	350	8,715
	Navios Maritime Holdings, Inc.	400	2,280
	Paragon Shipping, Inc., Class A+	600	1,710
	Rand Logistics, Inc.*	300	2,199
	Star Bulk Carriers Corp.	650	1,560
	TBS International PLC, Class A*+	300	585
	Ultrapetrol Bahamas, Ltd.*+	1,400	7,112

			62,950

Media - 2.80%
	A.H. Belo Corp., Class A*	700	5,852
	Belo Corp., Class A*	4,750	41,848
	Carmike Cinemas, Inc.*	450	3,218
	ChinaNet Online Holdings, Inc.*	600	2,166
	Cinemark Holdings, Inc.	5,950	115,132
	CKX, Inc.*	4,300	18,146
	Dex One Corp.*	600	2,904
	Entercom Communications Corp., Class A*	1,750	19,285
	Entravision Communications Corp., Class A*	3,950	10,704
	EW Scripps Co., Class A*	2,700	26,730
	Fisher Communications, Inc.*	50	1,554
	Gray Television, Inc.*	2,650	5,486
	Harris Interactive, Inc.*	600	592
	Harte-Hanks, Inc.	2,950	35,105
	John Wiley & Sons, Inc., Class A	2,100	106,764
	Journal Communications, Inc., Class A*	2,550	15,300
	Lee Enterprises, Inc.*	2,050	5,535
	McClatchy Co., Class A (The)*+	3,950	13,430
	Media General, Inc., Class A*	800	5,504
	Meredith Corp.+	3,000	101,760
	Navarre Corp.*	1,700	3,230
	New York Times Co., Class A (The)*	7,350	69,604
	Radio One, Inc., Class D*	2,550	4,972
	Reading International, Inc., Class A*	800	4,040

Industry	Company	Shares	Value

Media (continued)
	Scholastic Corp.	1,100	$ 29,744
	Valassis Communications, Inc.*	2,300	67,022

			715,627

Metals & Mining - 0.51%
	A.M. Castle & Co.*	800	15,104
	China Gerui Advanced Materials Group, Ltd.*	500	2,350
	Gulf Resources, Inc.*	1,600	9,904
	Puda Coal, Inc.*+	1,400	17,150
	Schnitzer Steel Industries, Inc., Class A	1,300	84,513
	Sutor Technology Group, Ltd.*	450	734

			129,755

Multiline Retail - 1.56%
	Big Lots, Inc.*	2,900	125,947
	Bon-Ton Stores, Inc. (The)*	650	10,075
	Dillard’s, Inc., Class A+	3,750	150,450
	Duckwall-ALCO Stores, Inc.*	200	2,536
	Fred’s, Inc., Class A	1,800	23,976
	Saks, Inc.*	7,450	84,259
	Tuesday Morning Corp.*	450	2,205

			399,448

Oil, Gas & Consumable Fuels - 3.68%
	Adams Resources & Energy, Inc.	100	2,860
	Barnwell Industries, Inc.*	300	2,151
	BioFuel Energy Corp.*	350	287
	BMB Munai, Inc.*+	2,600	2,432
	Callon Petroleum Co.*	1,750	13,598
	China Integrated Energy, Inc.*+	1,550	3,953
	China North East Petroleum Holdings, Ltd.*	300	1,392
	Cloud Peak Energy, Inc.*	2,800	60,452
	Crimson Exploration, Inc.*	2,000	8,160
	Crosstex Energy, Inc.	2,200	21,890
	CVR Energy, Inc.*	4,050	93,798
	Delek US Holdings, Inc.	2,500	33,900
	Double Eagle Petroleum Co.*	250	2,275
	Equal Energy, Ltd.*+	300	2,481
	GeoMet, Inc.*	1,850	3,034
	GMX Resources, Inc.*	400	2,468

www.bridgeway.com	9

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
	Green Plains Renewable Energy, Inc.*+	950	$ 11,419
	Holly Corp.	2,100	127,596
	James River Coal Co.*	1,300	31,421
	L&L Energy, Inc.*+	1,100	7,612
	Penn Virginia Corp.	500	8,480
	PrimeEnergy Corp.*	200	5,232
	RAM Energy Resources, Inc.*	3,650	7,592
	REX American Resources Corp.*	350	5,586
	SMF Energy Corp.*	300	459
	StealthGas, Inc.*	200	1,250
	Stone Energy Corp.*	2,250	75,082
	Teekay Corp.	3,400	125,562
	Tesoro Corp.*	5,550	148,906
	Tsakos Energy Navigation, Ltd.	500	5,490
	USEC, Inc.*	2,950	12,980
	W&T Offshore, Inc.	1,900	43,301
	Western Refining, Inc.*+	4,100	69,495

			942,594

Paper & Forest Products - 0.87%
	Buckeye Technologies, Inc.	1,800	49,014
	Clearwater Paper Corp.*	450	36,630
	KapStone Paper & Packaging Corp.*	2,150	36,916
	Mercer International, Inc.*+	2,050	27,777
	Neenah Paper, Inc.	550	12,083
	Orient Paper, Inc.*	450	2,079
	PH Glatfelter Co.	2,100	27,972
	Verso Paper Corp.*	2,450	13,108
	Wausau Paper Corp.	2,250	17,190

			222,769

Personal Products - 0.46%
	China Sky One Medical, Inc.*+	150	500
	Elizabeth Arden, Inc.*	1,700	51,017
	Inter Parfums, Inc.	1,400	25,914
	Natural Alternatives International, Inc.*	50	281
	Nutraceutical International Corp.*	350	5,243
	Parlux Fragrances, Inc.*	700	2,198
	Physicians Formula Holdings, Inc.*	350	1,645
	USANA Health Sciences, Inc.*	900	31,059

			117,857

Industry	Company	Shares	Value
Pharmaceuticals - 0.66%
	Biostar Pharmaceuticals, Inc.*	700	$ 1,505
	China Shenghuo Pharmaceutical Holdings, Inc.*	700	735
	Cornerstone Therapeutics, Inc.*	900	5,958
	Impax Laboratories, Inc.*	4,150	105,618
	Jiangbo Pharmaceuticals, Inc.*+	150	657
	Par Pharmaceutical Cos., Inc.*	1,700	52,836
	Tianyin Pharmaceutical Co., Inc.*	300	711

			168,020

Professional Services - 1.38%
	Barrett Business Services, Inc.	300	4,818
	CBIZ, Inc.*+	2,300	16,583
	Dolan Co. (The)*	1,400	16,996
	FTI Consulting, Inc.*	2,700	103,491
	GP Strategies Corp.*	650	8,840
	Heidrick & Struggles International, Inc.	1,050	29,222
	Huron Consulting Group, Inc.*	600	16,614
	ICF International, Inc.*	1,200	24,648
	Insperity, Inc.	1,600	48,608
	Kelly Services, Inc., Class A*	1,700	36,907
	National Technical Systems, Inc.	150	1,072
	Navigant Consulting, Inc.*	2,300	22,977
	RCM Technologies, Inc.*	400	2,036
	School Specialty, Inc.*	50	715
	SFN Group, Inc.*	1,400	19,726
	VSE Corp.	30	891

			354,144

Real Estate Management & Development - 0.02%
	China Housing & Land Development, Inc.*	350	684
	FirstService Corp.*	100	3,803

			4,487

Road & Rail - 2.73%
	Amerco, Inc.*	1,300	126,100
	Avis Budget Group, Inc.*	6,300	112,833
	Celadon Group, Inc.*	800	12,992
	Con-way, Inc.	3,300	129,657

10	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Road & Rail (continued)
	Covenant Transportation Group, Inc., Class A*	550	$ 5,088
	Frozen Food Express Industries, Inc.*	650	2,249
	Marten Transport, Ltd.	1,300	28,990
	P.A.M. Transportation Services, Inc.*	250	3,037
	Ryder System, Inc.	3,100	156,860
	Saia, Inc.*	650	10,654
	USA Truck, Inc.*	450	5,850
	Vitran Corp., Inc.*	50	704
	Werner Enterprises, Inc.	3,900	103,233

			698,247

Semiconductors & Semiconductor Equipment - 1.47%
	Amkor Technology, Inc.*+	12,500	84,250
	DSP Group, Inc.*	800	6,160
	Fairchild Semiconductor International, Inc.*	8,050	146,510
	GT Solar International, Inc.*+	5,800	61,828
	inTEST Corp.*	150	552
	Kulicke & Soffa Industries, Inc.*	3,300	30,855
	Mindspeed Technologies, Inc.*+	850	7,191
	Photronics, Inc.*	2,500	22,425
	Pixelworks, Inc.*	450	1,620
	Ramtron International Corp.*	900	1,953
	Teradyne, Inc.*	700	12,467

			375,811

Software - 0.19%
	CDC Corp., Class A*	350	892
	GSE Systems, Inc.*	250	565
	QAD, Inc., Class B*	150	1,545
	Rosetta Stone, Inc.*	700	9,247
	Take-Two Interactive Software, Inc.*	2,150	33,046
	TeleCommunication Systems, Inc., Class A*	600	2,472

			47,767

Specialty Retail - 7.15%
	A.C. Moore Arts & Crafts, Inc.*	900	2,466
	Aeropostale, Inc.*	4,350	105,792
	American Eagle Outfitters, Inc.	7,600	120,764
	ANN, Inc.*	2,700	78,597
	Ascena Retail Group, Inc.*	5,150	166,912
	Barnes & Noble, Inc.+	2,800	25,732

Industry	Company	Shares	Value
Specialty Retail (continued)
	Big 5 Sporting Goods Corp.	700	$ 8,344
	Books-A-Million, Inc.	550	2,272
	Brown Shoe Co., Inc.	1,150	14,053
	Build-A-Bear-Workshop, Inc.*	700	4,235
	Cabela’s, Inc.*	3,150	78,782
	Casual Male Retail Group, Inc.*	2,200	10,802
	Cato Corp., Class A (The)	1,000	24,500
	Childrens Place Retail Stores, Inc. (The)*	1,700	84,711
	Christopher & Banks Corp.	1,650	10,692
	Citi Trends, Inc.*	50	1,114
	Coldwater Creek, Inc.*	2,400	6,336
	Collective Brands, Inc.*	2,900	62,582
	Conn’s, Inc.*+	1,100	4,928
	Destination Maternity Corp.	400	9,228
	Express, Inc.	350	6,839
	Finish Line, Inc., Class A (The)	2,450	48,632
	Foot Locker, Inc.	6,000	118,320
	Genesco, Inc.*	800	32,160
	Hastings Entertainment, Inc.*	250	1,192
	Haverty Furniture Cos., Inc.	700	9,282
	hhgregg, Inc.*+	1,850	24,772
	Hot Topic, Inc.	2,050	11,685
	Kirkland’s, Inc.*	700	10,808
	MarineMax, Inc.*	800	7,888
	Men’s Wearhouse, Inc. (The)	2,450	66,297
	Midas, Inc.*	450	3,452
	Office Depot, Inc.*	12,800	59,264
	OfficeMax, Inc.*	3,950	51,113
	Pacific Sunwear of California, Inc.*	3,050	11,010
	Penske Automotive Group, Inc.*	4,250	85,085
	Pep Boys-Manny, Moe & Jack (The)	2,450	31,140
	Pier 1 Imports, Inc.*	5,450	55,318
	RadioShack Corp.	2,950	44,279
	Rent-A-Center, Inc.	4,250	148,368
	Select Comfort Corp.*	2,550	30,753
	Shoe Carnival, Inc.*	450	12,622
	Sonic Automotive, Inc., Class A+	2,450	34,324
	Stage Stores, Inc.	1,700	32,674
	Stein Mart, Inc.	2,000	20,220
	Talbots, Inc.*	1,800	10,872
	TravelCenters of America LLC*	650	4,920

www.bridgeway.com	11

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Industry	Company	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
	West Marine, Inc.*	800	$ 8,344
	Wet Seal, Inc., Class A (The)*	4,650	19,902
	Zale Corp.*	1,500	5,985

			1,830,362

Textiles, Apparel & Luxury Goods - 1.58%
	American Apparel, Inc.*+	1,800	1,735
	Culp, Inc.*	150	1,392
	Delta Apparel, Inc.*	250	3,572
	Hanesbrands, Inc.*	2,500	67,600
	Jones Group, Inc. (The)	5,900	81,125
	Kenneth Cole Productions, Inc., Class A*	650	8,431
	LaCrosse Footwear, Inc.	150	2,750
	Lakeland Industries, Inc.*	200	1,784
	Liz Claiborne, Inc.*+	2,450	13,206
	Movado Group, Inc.*	800	11,744
	Oxford Industries, Inc.	550	18,804
	Perry Ellis International, Inc.*	450	12,384
	Quiksilver, Inc.*	10,600	46,852
	R.G. Barry Corp.	400	5,236
	Rocky Brands, Inc.*	250	3,820
	Warnaco Group, Inc. (The)*	2,175	124,388

			404,823

Thrifts & Mortgage Finance - 0.31%
	BankAtlantic Bancorp, Inc., Class A*	2,950	2,714
	Beacon Federal Bancorp, Inc.	200	2,904
	First Defiance Financial Corp.*	250	3,563
	First Federal Bancshares of Arkansas, Inc.*+	200	560
	First Financial Holdings, Inc.	550	6,220
	First Financial Northwest, Inc.*	200	1,140
	First Pactrust Bancorp, Inc.	100	1,591
	Meta Financial Group, Inc.	100	1,649
	Provident Financial Holdings, Inc.	400	3,316
	Radian Group, Inc.	7,900	53,799
	Riverview Bancorp, Inc.*	600	1,836
	Timberland Bancorp, Inc.*	200	1,122

			80,414

Trading Companies & Distributors - 1.25%
	Aircastle, Ltd.	3,700	44,659
	Applied Industrial Technologies, Inc.	2,150	71,509

Industry	Company	Shares	Value
Trading Companies & Distributors (continued)
	Beacon Roofing Supply, Inc.*	2,100	$ 42,987
	China Armco Metals, Inc.*+	500	1,350
	DXP Enterprises, Inc.*	450	10,386
	GATX Corp.	3,000	115,980
	Interline Brands, Inc.*	1,550	31,620
	Willis Lease Finance Corp.*	150	1,896

			320,387

Wireless Telecommunication Services - 0.57%
	Leap Wireless International, Inc.*	5,000	77,450
	NTELOS Holdings Corp.	2,650	48,787
	USA Mobility, Inc.	1,300	18,837

			145,074

TOTAL COMMON STOCKS - 100.02% (Cost $24,717,249)			25,600,855

EXCHANGE TRADED FUND - 0.86%
	iShares Russell 2000 Value Index Fund	2,900	218,602

TOTAL EXCHANGE TRADED FUND - 0.86% (Cost $218,703)			218,602

RIGHTS - 0.00%
	First Federal Bancshares of Arkansas, Inc.Δ	200	—

TOTAL RIGHTS - 0.00% (Cost $ — )			—

	Rate^	Shares	Value

MONEY MARKET FUND - 1.01%
BlackRock FedFund	0.01%	259,225	259,225

TOTAL MONEY MARKET FUND - 1.01% (Cost $259,225)			259,225

TOTAL INVESTMENTS - 101.89% (Cost $25,195,177)			$26,078,682
Liabilities in Excess of Other Assets - (1.89%)			(483,673)

NET ASSETS - 100.00%			$25,595,009

*	Non-income producing security.
^	Rate disclosed as of March 31, 2011.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan at March 31, 2011. Total loaned securities had a market value of $1,268,212 at March 31, 2011.

LLC - Limited Liability Company

PLC - Public Limited Company

12	Quarterly Report | March 31, 2011 (Unaudited)

Bridgeway Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2011 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 03/31/2011 are as follows (See Note 2 in Notes to Quarterly Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,594,460	$ —	$6,395	$25,600,855
Exchange-Traded Fund	218,602	—	—	218,602
Rights	—	—	—	—
Money Market Fund		259,225	—	259,225

TOTAL	$25,813,062	$259,225	$6,395	$26,078,682

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Market Value)
	Common Stocks	Rights	Total
Balance as of 12/31/2010	$ —	$—	$ —
Net purchases (sales)	—	—	—
Change in unrealized appreciation/ (depreciation)		—	—
Transfers in/out of Level 3[1]	6,395	—	6,395

Balance as of 03/31/2011	$6,395	$—	$6,395

1 “Transfers in and/or out” represent the value as of the beginning of the fiscal period ending June 30, 2011, for any investment security where significant transfers in the pricing level occurred during the year. The purchase value is used in situations where the investment was not held as of the beginning of the year. The transfers above took place as a result of trading halts.

The securities in the table above were considered Level 3 securities because they were fair valued under procedures adopted by the Board of Directors at March 31, 2011. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

See Notes to Quarterly Schedule of Investments.

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, which currently has 13 investment funds (each, a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Tax-Managed Small-Cap Value Fund (the “Fund”) commenced operations on December 31, 2010 and is presented in this report.

Effective January 18, 2011, the Omni Small-Cap Value Fund changed its name to Omni Tax-Managed Small-Cap Value Fund.

Bridgeway is authorized to issue 2,000,000,000 shares of common stock at $0.001 per share. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra-Small Company Fund. 10,000,000 shares have been classified in the Micro-Cap Limited Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, and Large-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund. All shares outstanding currently represent Class N shares.

All of the Bridgeway Funds are no-load, diversified funds.

The Fund seeks to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Fund, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options, Futures and Other Investments Valuation Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale price on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. If there is no closing price on the NYSE, the portfolio security will be valued using a composite price, which is defined as the last price for the security on any exchange. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

14	Quarterly Report | March 31, 2011 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2011 (Unaudited)

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Fund does not adjust the quoted price for such investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Money market fund investments consist of mutual funds which invest primarily in securities that are valued at amortized cost, a Level 2 investment. Therefore, the money market funds are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of March 31, 2011 is included with the Fund’s Schedule of Investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Securities Lending Upon lending its securities to third parties, the Fund receives compensation in the form of fees. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

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NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2011 (Unaudited)

As of March 31, 2011, the Fund had securities on loan and related collateral with values shown below:

Bridgeway Fund	Securities on Loan Value	Value of Collateral

Omni Tax-Managed Small-Cap Value	$1,268,212	$1,362,078

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2011, the collateral consisted of an institutional money market fund.

Risks and Uncertainties The Fund provides for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Expenses, Gains and Losses and Allocations Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Derivatives

Futures Contracts The Fund may purchase or sell financial futures contracts to hedge cash positions, manage market risk and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of the Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2011, the Fund had no open futures contracts.

Swaps. The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specified rate. The difference in the value of these income streams is recorded daily by the Fund and is settled in cash monthly.

The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. No total return swaps were open as of March 31, 2011.

16	Quarterly Report | March 31, 2011 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2011 (Unaudited)

3. Federal Income Taxes

It is the Fund’s policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and distribute income to the extent necessary so that the Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at March 31, 2011, were as follows:

Gross appreciation (excess of value over tax cost)	$ 1,264,009
Gross depreciation (excess of tax cost over value)	(381,179)
Net unrealized appreciation (depreciation)	$ 882,830
Cost of investments for income tax purposes	$25,195,852

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer
(principal executive officer)

Date	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Mulcahy
Michael D. Mulcahy, President and Principal Executive Officer (principal executive officer)

Date	May 25, 2011

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer (principal financial officer)

Date	May 25, 2011

*	Print the name and title of each signing officer under his or her signature.